UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

January 31, 2013

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.0%)

COMMON STOCKS—99.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.4%
3,994,722	Boeing Co.	$295,090
2,195,086	Precision Castparts Corp.	402,579
3,213,272	United Technologies Corp.	281,386

		979,055

BIOTECHNOLOGY—6.1%
2,727,167	Alexion Pharmaceuticals Inc.*	256,326
1,840,088	Biogen Idec Inc.*	287,201
919,842	Celgene Corp.*	91,028
6,467,432	Gilead Sciences Inc.*	255,140
4,961,373	Vertex Pharmaceuticals Inc.*	222,170

		1,111,865

CAPITAL MARKETS—3.3%
2,027,996	Goldman Sachs Group Inc.	$299,860
13,176,853	Morgan Stanley	301,091

		600,951

CHEMICALS—2.2%
3,885,599	Monsanto Co.	393,806

COMMUNICATIONS EQUIPMENT—0.8%
2,120,393	Qualcomm Inc.	140,010

COMPUTERS & PERIPHERALS—6.9%
1,985,747	Apple Inc.	904,130
14,004,612	EMC Corp.*	344,654

		1,248,784

ELECTRICAL EQUIPMENT—0.5%
767,063	Roper Industries Inc.	90,092

ENERGY EQUIPMENT & SERVICES—1.4%
3,169,976	Schlumberger Ltd.	247,417

FOOD & STAPLES RETAILING—3.6%
3,552,805	Costco Wholesale Corp.	363,594
2,929,583	Whole Foods Market Inc.	281,972

		645,566

FOOD PRODUCTS—1.1%
6,986,392	Mondelez International Inc.	194,152

HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
37,939	Intuitive Surgical Inc.*	21,791

HEALTH CARE PROVIDERS & SERVICES—2.2%
4,416,943	Express Scripts Holding Co.*	235,953
2,974,929	UnitedHealth Group Inc.	164,246

		400,199

HOTELS, RESTAURANTS & LEISURE—3.5%
332,557	Chipotle Mexican Grill Inc.*	102,098
5,403,123	Dunkin’ Brands Group Inc.	197,268
2,644,950	Starbucks Corp.	148,435
2,812,091	Yum! Brands Inc.	182,617

		630,418

INTERNET & CATALOG RETAIL—4.7%
2,034,926	Amazon.com Inc.*	540,273
451,537	Priceline.com Inc.*	309,515

		849,788

INTERNET SOFTWARE & SERVICES—10.1%
1,311,061	Baidu Inc. ADR (CHN)*[1]	141,988
3,701,211	eBay Inc.*	207,009
7,206,147	Facebook Inc.*	223,174
888,182	Google Inc.*	671,190
2,308,315	LinkedIn Corp.*	285,746
2,324,040	Rackspace Hosting Inc.*	175,117
2,565,328	Tencent Holdings Ltd. (CHN)	89,599
1,230,198	Youku Tudou Inc. ADR (CHN)*[1]	27,999

		1,821,822

IT SERVICES—8.0%
1,507,718	International Business Machines Corp.	306,172
1,237,524	MasterCard Inc.	641,533
1,539,518	Teradata Corp.*	102,624
2,569,120	VISA Inc.	405,690

		1,456,019

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—0.8%
2,792,696	Illumina Inc.*	$141,394

MEDIA—1.6%
5,453,792	Walt Disney Co.	293,850

OIL, GAS & CONSUMABLE FUELS—2.2%
2,482,448	Concho Resources Inc.*	226,449
1,458,540	EOG Resources Inc.	182,288

		408,737

PERSONAL PRODUCTS—1.7%
4,982,842	Estée Lauder Companies Inc.	303,605

PHARMACEUTICALS—8.3%
5,517,075	Abbott Laboratories	186,919
3,369,319	Allergan Inc.	353,812
4,180,201	Bristol-Myers Squibb Co.	151,073
2,028,933	Novo Nordisk AS ADR (DEN)[1]	374,034
1,257,787	Perrigo Co.	126,420
3,056,795	Shire plc ADR (IE)[1]	306,107
178,865	Zoetis Inc.*	4,650

		1,503,015

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
2,995,416	American Tower Corp.	228,101

ROAD & RAIL—3.1%
1,124,022	Canadian Pacific Railway Ltd. (CAN)	129,858
1,613,231	Kansas City Southern	150,208
2,138,876	Union Pacific Corp.	281,177

		561,243

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
4,872,103	ARM Holdings plc ADR (UK)[1]	200,049
4,100,509	Avago Technologies Ltd.	146,675
5,136,411	Broadcom Corp.	166,676

		513,400

SOFTWARE—6.6%
3,399,636	Intuit Inc.	212,069
4,666,997	Red Hat Inc.*	259,298
1,925,739	Salesforce.com Inc.*	331,477
2,569,924	Splunk Inc.*	84,705

SOFTWARE—Continued
3,258,154	VMware Inc.*	$249,184
1,016,959	Workday Inc.*	54,326

		1,191,059

SPECIALTY RETAIL—4.1%
2,780,998	Inditex SA (SP)	388,694
7,950,215	TJX Cos. Inc.	359,191

		747,885

TEXTILES, APPAREL & LUXURY GOODS—5.9%
4,439,071	Burberry Group plc (UK)	95,364
2,941,693	Lululemon Athletica Inc. (CAN)*	202,977
2,088,254	Luxottica Group SpA (IT)	96,376
7,041,299	Nike Inc.	380,582
1,735,186	Ralph Lauren Corp.	288,874

		1,064,173

WIRELESS TELECOMMUNICATION SERVICES—0.8%
2,076,407	Crown Castle International Corp.*	146,428

TOTAL COMMON STOCKS (Cost $13,662,373)		17,934,625

SHORT-TERM INVESTMENTS—0.6%
(Cost $99,657)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$99,657	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $101,650)	99,657

TOTAL INVESTMENTS—99.6% (Cost $13,762,030)		18,034,282

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		68,630

TOTAL NET ASSETS—100.0%		$18,102,912

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$979,055	$—	$—	$979,055
Biotechnology	1,111,865	—	—	1,111,865
Capital Markets	600,951	—	—	600,951
Chemicals	393,806	—	—	393,806
Communications Equipment	140,010	—	—	140,010
Computers & Peripherals	1,248,784	—	—	1,248,784
Electrical Equipment	90,092	—	—	90,092
Energy Equipment & Services	247,417	—	—	247,417
Food & Staples Retailing	645,566	—	—	645,566
Food Products	194,152	—	—	194,152
Health Care Equipment & Supplies	21,791	—	—	21,791
Health Care Providers & Services	400,199	—	—	400,199
Hotels, Restaurants & Leisure	630,418	—	—	630,418
Internet & Catalog Retail	849,788	—	—	849,788
Internet Software & Services	1,732,223	89,599	—	1,821,822
IT Services	1,456,019	—	—	1,456,019
Life Sciences Tools & Services	141,394	—	—	141,394
Media	293,850	—	—	293,850
Oil, Gas & Consumable Fuels	408,737	—	—	408,737
Personal Products	303,605	—	—	303,605
Pharmaceuticals	1,498,365	4,650	—	1,503,015
Real Estate Investment Trusts (REITs)	228,101	—	—	228,101
Road & Rail	561,243	—	—	561,243
Semiconductors & Semiconductor Equipment	513,400	—	—	513,400
Software	1,191,059	—	—	1,191,059
Specialty Retail	359,191	388,694	—	747,885
Textiles, Apparel & Luxury Goods	872,433	191,740	—	1,064,173
Wireless Telecommunication Services	146,428	—	—	146,428
Short-Term Investments
Repurchase Agreements	—	99,657	—	99,657

Total Investments in Securities	$17,259,942	$774,340	$—	$18,034,282

There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CHN	China.

DEN	Denmark.

IE	Ireland.

IT	Italy.

SP	Spain.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.0%)

COMMON STOCKS—99.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.6%
388,529	DigitalGlobe Inc.*	$10,867

AIRLINES—1.0%
359,987	Spirit Airlines Inc.*	6,980

AUTO COMPONENTS—2.0%
322,730	Allison Transmission Holdings Inc.	7,190
191,440	Tenneco Inc.*	6,693

		13,883

BEVERAGES—0.9%
189,000	Constellation Brands Inc.*	6,116

BIOTECHNOLOGY—1.8%
343,160	Arena Pharmaceuticals Inc.*	2,896
72,160	Cubist Pharmaceuticals Inc.*	3,106
28,980	Onyx Pharmaceuticals Inc.*	2,247
25,670	Regeneron Pharmaceuticals Inc.*	4,465

		12,714

BUILDING PRODUCTS—0.8%
136,310	Owens Corning*	5,680

CAPITAL MARKETS—0.8%
201,040	Invesco Ltd.	5,478

CHEMICALS—1.0%
185,800	Methanex Corp. (CAN)	6,662

COMMERCIAL BANKS—0.8%
50,950	M&T Bank Corp.	5,232

COMMUNICATIONS EQUIPMENT—2.4%
387,050	JDS Uniphase Corp.*	5,616
366,700	Juniper Networks Inc.*	8,207
44,300	Palo Alto Networks Inc.*	2,452

		16,275

CONSTRUCTION & ENGINEERING—1.0%
230,970	KBR Inc.	7,211

CONTAINERS & PACKAGING—2.5%
27,740	Ball Corp.	1,235
193,680	Crown Holdings Inc.*	7,333
112,190	Rock-Tenn Co.	8,857

		17,425

DIVERSIFIED CONSUMER SERVICES—0.3%
6,800	Bright Horizons Family Solutions Inc.*	190
38,800	Weight Watchers International Inc.	2,075

		2,265

DIVERSIFIED FINANCIAL SERVICES—1.3%
66,020	IntercontinentalExchange Inc.*	9,160

ELECTRICAL EQUIPMENT—1.4%
1,600	Acuity Brands Inc.	110
246,950	Polypore International Inc.*	9,530

		9,640

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
112,420	National Instruments Corp.	3,193

ENERGY EQUIPMENT & SERVICES—2.2%
108,630	Ensco plc (UK)	6,905
586,080	Trican Well Service Ltd. (CAN)	8,021

		14,926

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD & STAPLES RETAILING—0.3%
47,800	Fresh Market Inc.*	$2,337

HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
105,000	Edwards Lifesciences Corp.*	9,443
80,970	HeartWare International Inc.*	7,318
648,190	Hologic Inc.*	15,453

		32,214

HEALTH CARE PROVIDERS & SERVICES—4.7%
122,730	Air Methods Corp.	5,366
212,870	Cardinal Health Inc.	9,326
223,454	Catamaran Corp.*	11,595
185,840	Team Health Holdings Inc.*	6,294

		32,581

HOTELS, RESTAURANTS & LEISURE—4.1%
81,900	Bloomin’ Brands Inc.*	1,521
39,658	Buffalo Wild Wings Inc.*	2,917
639,582	Burger King Worldwide Inc.	11,352
157,050	Cheesecake Factory Inc.	5,208
141,710	Life Time Fitness Inc.*	7,189
8,200	Norwegian Cruise Line Holdings Ltd. (BM)*	216

		28,403

HOUSEHOLD DURABLES—1.1%
68,910	Whirlpool Corp.	7,951

HOUSEHOLD PRODUCTS—0.7%
98,608	Spectrum Brands Holdings Inc.	4,994

INSURANCE—3.0%
116,440	AON plc	6,723
167,720	Hanover Insurance Group Inc.	6,970
254,570	XL Group plc (IE)	7,057

		20,750

INTERNET & CATALOG RETAIL—2.7%
255,470	HomeAway Inc.*	6,124
23,030	NetFlix Inc.*	3,805
182,100	TripAdvisor Inc.*	8,428

		18,357

INTERNET SOFTWARE & SERVICES—6.9%
233,050	Akamai Technologies Inc.*	9,488
181,700	Autodesk Inc.*	7,065
15,800	Cornerstone Ondemand Inc.*	516
35,683	CoStar Group Inc.*	3,346
34,040	Equinix Inc.*	7,333
138,370	InterActive Corp.	5,708
115,610	LinkedIn Corp.*	14,311

		47,767

IT SERVICES—2.6%
21,600	Genpact Ltd.	362
78,880	Teradata Corp.*	5,258
254,170	Vantiv Inc.*	5,292
203,284	VeriFone Holdings Inc.*	7,058

		17,970

LIFE SCIENCES TOOLS & SERVICES—2.8%
253,500	Agilent Technologies Inc.	11,352
123,870	Covance Inc.*	8,263

		19,615

MACHINERY—2.7%
109,260	Colfax Corp.*	$4,874
96,971	Kennametal Inc.	3,977
90,460	Pall Corp.	6,178
54,551	WABCO Holdings Inc.*	3,418

		18,447

MEDIA—3.4%
119,220	AMC Networks Inc.*	6,792
240,060	DreamWorks Animation SKG Inc.*	4,179
525,830	Pandora Media Inc.*	6,058
1,944,080	Sirius XM Radio Inc.	6,104

		23,133

MULTILINE RETAIL—0.4%
51,530	Family Dollar Stores Inc.	2,922

OIL, GAS & CONSUMABLE FUELS—4.3%
102,660	Cabot Oil & Gas Corp.	5,418
333,014	Chesapeake Energy Corp.	6,720
149,590	Cobalt International Energy Inc.*	3,622
61,140	Pioneer Natural Resources Co.	7,187
142,280	Southwestern Energy Co.*	4,880
34,970	Whiting Petroleum Corp.*	1,664

		29,491

PAPER & FOREST PRODUCTS—2.0%
177,690	International Paper Co.	7,360
314,512	Louisiana-Pacific Corp.*	6,111

		13,471

PHARMACEUTICALS—2.6%
85,660	Actavis Inc.*	7,400
170,550	Forest Laboratories Inc.*	6,191
76,310	Salix Pharmaceuticals Ltd.*	3,655
18,500	Zoetis Inc.*	481

		17,727

PROFESSIONAL SERVICES—2.7%
716,312	Capita plc (UK)	8,931
92,720	IHS Inc.*	9,541

		18,472

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
464,800	Host Hotels & Resorts Inc.	7,804
125,570	Zillow Inc.*	4,752

		12,556

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
31,800	NXP Semiconductor NV (NET)*	954

SOFTWARE—10.6%
212,880	BroadSoft Inc.*	7,232
706,960	Cadence Design Systems Inc.*	9,848
113,460	Concur Technologies Inc.*	7,590
199,190	Micros Systems Inc.*	9,169
60,490	Salesforce.com Inc.*	10,412
319,930	Servicenow Inc.*	8,868
187,790	Solera Holdings Inc.	10,293
120,570	Splunk Inc.*	3,974
252,920	TIBCO Software Inc.*	5,928

		73,314

SPECIALTY RETAIL—6.8%
13,040	Carmax Inc.*	514
216,160	Dick’s Sporting Goods Inc.	10,287

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—Continued
72,010	DSW Inc.	$4,820
52,505	Dufry AG (SWS)*	7,163
99,800	Five Below Inc.*	3,692
232,520	Francesca’s Holdings Corp.*	6,603
72,520	ULTA Salon Cosmetics & Fragrance Inc.	7,094
165,380	Urban Outfitters Inc.*	7,077

		47,250

TEXTILES, APPAREL & LUXURY GOODS—3.8%
266,760	Hanesbrands Inc.*	9,998
55,700	PVH Corp.	6,621
4,279,200	Samsonite International SA (LUX)	9,297

		25,916

TRADING COMPANIES & DISTRIBUTORS—1.1%
99,860	WESCO International Inc.*	7,283

WIRELESS TELECOMMUNICATION SERVICES—0.8%
78,840	Crown Castle International Corp.*	5,560

TOTAL COMMON STOCKS (Cost $565,337)		683,142

SHORT-TERM INVESTMENTS—0.7%
(Cost $4,693)
Principal Amount (000s)

REPURCHASE AGREEMENTS
$4,693	Repurchase Agreement with Bank of America dated January 31, 2013 due February 01, 2013 at 0.120% collateralized by U.S. Treasury Notes (market value $4,787)	$4,693

TOTAL INVESTMENTS—99.7% (Cost $570,030)		687,835

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		1,879

TOTAL NET ASSETS—100.0%		$689,714

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$10,867	$—	$—	$10,867
Airlines	6,980	—	—	6,980
Auto Components	13,883	—	—	13,883
Beverages	6,116	—	—	6,116
Biotechnology	12,714	—	—	12,714
Building Products	5,680	—	—	5,680
Capital Markets	5,478	—	—	5,478
Chemicals	6,662	—	—	6,662
Commercial Banks	5,232	—	—	5,232
Communications Equipment	16,275	—	—	16,275
Construction & Engineering	7,211	—	—	7,211
Containers & Packaging	17,425	—	—	17,425
Diversified Consumer Services	2,265	—	—	2,265
Diversified Financial Services	9,160	—	—	9,160
Electrical Equipment	9,640	—	—	9,640
Electronic Equipment, Instruments & Components	3,193	—	—	3,193
Energy Equipment & Services	14,926	—	—	14,926
Food & Staples Retailing	2,337	—	—	2,337
Health Care Equipment & Supplies	32,214	—	—	32,214
Health Care Providers & Services	32,581	—	—	32,581
Hotels, Restaurants & Leisure	28,403	—	—	28,403
Household Durables	7,951	—	—	7,951
Household Products	4,994	—	—	4,994
Insurance	20,750	—	—	20,750
Internet & Catalog Retail	18,357	—	—	18,357
Internet Software & Services	47,767	—	—	47,767
IT Services	17,970	—	—	17,970
Life Sciences Tools & Services	19,615	—	—	19,615
Machinery	18,447	—	—	18,447
Media	23,133	—	—	23,133
Multiline Retail	2,922	—	—	2,922

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Oil, Gas & Consumable Fuels	$29,491	$—	$—	$29,491
Paper & Forest Products	13,471	—	—	13,471
Pharmaceuticals	17,246	481	—	17,727
Professional Services	9,541	8,931	—	18,472
Real Estate Investment Trusts (REITs)	12,556	—	—	12,556
Semiconductors & Semiconductor Equipment	954	—	—	954
Software	73,314	—	—	73,314
Specialty Retail	40,087	7,163	—	47,250
Textiles, Apparel & Luxury Goods	16,619	9,297	—	25,916
Trading Companies & Distributors	7,283	—	—	7,283
Wireless Telecommunication Services	5,560	—	—	5,560
Short-Term Investments
Repurchase Agreements	$—	$4,693	$—	$4,693

Total Investments in Securities	$657,270	$30,565	$—	$687,835

There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

LUX	Luxembourg.

NET	Netherlands.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.4%)

COMMON STOCKS—96.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.4%
302,060	Hexcel Corp.*	$8,092
82,430	Triumph Group Inc.	5,801

		13,893

AIR FREIGHT & LOGISTICS—1.2%
430,356	XPO Logistics Inc.*	$7,208

BIOTECHNOLOGY—4.6%
302,640	Alkermes plc (IE)*	6,976
150,340	Cubist Pharmaceuticals Inc.*	6,471
618,114	Idenix Pharmaceuticals Inc.*	2,936
164,470	Medivation Inc.*	8,941
62,290	Puma Biotechnology Inc.*	1,441

		26,765

CAPITAL MARKETS—1.0%
491,087	FXCM Inc.	5,888

CHEMICALS—1.6%
168,120	Axiall Corp.	9,445

COMMERCIAL BANKS—1.9%
477,300	East West Bancorp Inc.	11,193

COMMERCIAL SERVICES & SUPPLIES—4.4%
236,601	Herman Miller Inc.	5,844
169,540	Interface Inc.	2,845
219,150	Progressive Waste Solutions Ltd. (CAN)	4,867
897,432	Steelcase Inc.	12,232

		25,788

COMMUNICATIONS EQUIPMENT—1.7%
43,930	Acme Packet Inc.*	1,062
370,080	Aruba Networks Inc.*	8,526

		9,588

CONSUMER FINANCE—1.8%
529,018	DFC Global Corp.*	10,189

DIVERSIFIED CONSUMER SERVICES—3.4%
164,760	Bright Horizons Family Solutions Inc.*	4,613
1,844,223	Stewart Enterprises Inc.	15,215

		19,828

ELECTRICAL EQUIPMENT—0.7%
60,100	Acuity Brands Inc.	4,135

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
215,200	InvenSense Inc.*	3,142

ENERGY EQUIPMENT & SERVICES—3.8%
151,350	Oil States International Inc.*	11,742
422,980	Superior Energy Services Inc.*	10,562

		22,304

FOOD & STAPLES RETAILING—0.5%
142,359	Natural Grocers By Vitamin Cottage Inc.*	2,924

FOOD PRODUCTS—1.8%
320,740	B&G Foods Inc.	10,167

HEALTH CARE EQUIPMENT & SUPPLIES—9.0%
506,630	Arthrocare Corp.*	18,456
101,400	Haemonetics Corp.*	4,253
522,708	Masimo Corp.	10,611
133,201	Orthofix International NV (NET)*	5,082
380,727	Quidel Corp.*	8,543
147,100	Steris Corp.	5,550

		52,495

HEALTH CARE PROVIDERS & SERVICES—5.0%
1,188,170	Health Management Associates Inc.*	12,405
48,275	MWI Veterinary Supply Inc.*	5,422
339,658	Team Health Holdings Inc.*	11,504

		29,331

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—2.7%
210,809	Cheesecake Factory Inc.	$6,991
173,510	Life Time Fitness Inc.*	8,802

		15,793

INSURANCE—2.6%
64,650	Allied World Assurance Co. Holdings Ltd. (SWS)	5,484
264,530	Validus Holdings Ltd. (BM)	9,632

		15,116

INTERNET & CATALOG RETAIL—0.9%
227,590	HomeAway Inc.*	5,455

INTERNET SOFTWARE & SERVICES—2.0%
125,982	CoStar Group Inc.*	11,815

IT SERVICES—2.4%
325,061	MoneyGram International Inc.*	4,476
35,000	Wex Inc.*	2,751
530,401	WNS Holdings Ltd. ADR (IND)*[1]	6,752

		13,979

LIFE SCIENCES TOOLS & SERVICES—2.6%
507,479	ICON plc ADR (IE)*[1]	14,874

MACHINERY—5.0%
38,833	American Railcar Industries Inc.	1,528
180,569	Colfax Corp.*	8,055
37,186	Gardner Denver Inc.	2,617
170,870	Rexnord Corp.*	3,414
549,167	Titan International Inc.	13,339

		28,953

MARINE—0.6%
132,370	Matson Inc.	3,628

OIL, GAS & CONSUMABLE FUELS—3.9%
593,600	Matador Resources Co.*	4,689
366,760	Tesoro Corp.	17,858

		22,547

PAPER & FOREST PRODUCTS—1.3%
305,791	KapStone Paper and Packaging Corp.	7,339

PROFESSIONAL SERVICES—4.0%
229,228	Corporate Executive Board Co.	11,486
339,174	Huron Consulting Group Inc.*	11,566

		23,052

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
311,085	LaSalle Hotel Properties	8,493

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
302,975	Alexander & Baldwin Inc.*	10,180

ROAD & RAIL—4.5%
361,252	Avis Budget Group Inc.*	7,778
392,170	Heartland Express Inc.	5,424
937,129	Swift Transportation Corp.*	12,801

		26,003

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
139,772	ATMI Inc.*	$2,853
181,610	Cirrus Logic Inc.*	5,127
166,348	Monolithic Power Systems Inc.	3,876

		11,856

SOFTWARE—7.5%
512,416	Cadence Design Systems Inc.*	7,138
413,270	Fortinet Inc.*	9,749
172,730	Guidewire Software Inc.*	5,721
421,650	QLIK Technologies Inc.*	9,365
99,083	SolarWinds Inc.*	5,392
61,404	Ultimate Software Group Inc.*	6,235

		43,600

SPECIALTY RETAIL—2.4%
41,945	Five Below Inc.*	1,552
55,438	Lithia Motors Inc.	2,399
234,729	Rent-A-Center Inc.	8,375
90,322	Tilly’s Inc.*	1,338

		13,664

TRADING COMPANIES & DISTRIBUTORS—3.6%
215,435	Beacon Roofing Supply Inc.*	7,786
176,145	Watsco Inc.	13,272

		21,058

TOTAL COMMON STOCKS (Cost $444,907)		561,688

SHORT-TERM INVESTMENTS—3.8%
(Cost $21,901)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$21,901	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal National Mortgage Association (market value $22,343)	21,901

TOTAL INVESTMENTS—100.4% (Cost $466,808)		583,589

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(2,207)

TOTAL NET ASSETS—100.0%		$581,382

9

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $21,901 are classified as Level 2. All other holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

IND	India.

NET	Netherlands.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.3%)

COMMON STOCKS—97.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.1%
55,500	General Dynamics Corp.	$3,680

BEVERAGES—3.2%
47,600	Diageo plc ADR (UK)[1]	5,679

CAPITAL MARKETS—1.5%
160,000	Charles Schwab Corp.	2,645

CHEMICALS—4.5%
117,000	Dow Chemical Co.	3,767
57,400	Ecolab Inc.	4,156

		7,923

COMMERCIAL BANKS—10.3%
401,000	Banco Santander SA ADR (SP)[1]	3,280
101,000	First Republic Bank	3,605
37,200	M&T Bank Corp.	3,820
COMMERCIAL BANKS—Continued
660,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	$3,736
133,000	Suntrust Bank Inc.	3,773

		18,214

COMPUTERS & PERIPHERALS—2.6%
188,000	EMC Corp.*	4,627

DIVERSIFIED FINANCIAL SERVICES—5.3%
381,000	Bank of America Corp.	4,313
108,000	JP Morgan Chase & Co.	5,081

		9,394

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
128,000	TE Connectivity Ltd. (SWS)	4,977

ENERGY EQUIPMENT & SERVICES—2.7%
118,000	Halliburton Co.	4,800

FOOD & STAPLES RETAILING—1.4%
63,300	Walgreen Co.	2,529

FOOD PRODUCTS—10.5%
49,800	Bunge Ltd. (BM)	3,967
88,400	General Mills Inc.	3,708
70,200	Hershey Co.	5,577
130,000	Unilever NV (NET)	5,262

		18,514

GAS UTILITIES—2.5%
191,000	Questar Corp.	4,437

HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
59,500	Baxter International Inc.	4,037
71,000	Covidien plc	4,426

		8,463

HOUSEHOLD DURABLES—3.2%
138,000	Lennar Corp.	5,733

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
308,500	AES Corp.	3,344

INDUSTRIAL CONGLOMERATES—2.6%
208,600	General Electric Co.	4,648

INSURANCE—1.3%
104,000	Progressive Corp.	2,339

INTERNET SOFTWARE & SERVICES—3.5%
109,000	eBay Inc.*	6,096

IT SERVICES—2.4%
21,000	International Business Machines Corp.	4,264

MACHINERY—4.4%
43,200	Deere & Co.	4,063
50,100	SPX Corp.	3,739

		7,802

MEDIA—2.9%
102,000	Time Warner Inc.	5,153

MULTILINE RETAIL—1.4%
119,600	JC Penney Co. Inc.	2,431

OIL, GAS & CONSUMABLE FUELS—7.8%
59,000	Hess Corp.	3,962
89,600	Phillips 66	5,427
38,000	Pioneer Natural Resources Co.	4,467

		13,856

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—97.7%

Shares		Value (000s)
PHARMACEUTICALS—2.0%
94,000	AbbVie Inc.	$3,449

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
117,700	Texas Instruments Inc.	3,894

SOFTWARE—2.4%
121,600	Oracle Corp.	4,318

SPECIALTY RETAIL—3.5%
91,300	Home Depot Inc.	6,110

WIRELESS TELECOMMUNICATION SERVICES—2.0%
909,743	Vodafone Group plc (UK)	2,483
38,200	Vodafone Group plc ADR (UK)[1]	1,043

		3,526

TOTAL COMMON STOCKS (Cost $140,780)		172,845

SHORT-TERM INVESTMENTS—2.1%
(Cost $3,664)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$3,664	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal Home Loan Bank Notes (market value $3,741)	$3,664

TOTAL INVESTMENTS—99.8% (Cost $144,444)		176,509

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		389

TOTAL NET ASSETS—100.0%		$176,898

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $3,664 and holdings in the Wireless Telecommunication Services category valued at $2,483 are classified as Level 2. All other holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

JP	Japan.

NET	Netherlands.

SP	Spain.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.5%)

COMMON STOCKS—98.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.3%
2,700	Engility Holdings Inc.*	$52
6,700	Exelis Inc.	74
12,100	L-3 Communications Holdings Inc.	919
11,400	Northrop Grumman Corp.	741
11,800	Raytheon Co.	621

		2,407

AUTO COMPONENTS—3.0%
12,800	Autoliv Inc.	842
9,900	Lear Corp.	485
14,800	TRW Automotive Holdings Corp.*	853

		2,180

CAPITAL MARKETS—2.8%
19,400	Ameriprise Financial Inc.	1,286
13,400	State Street Corp.	746

		2,032

CHEMICALS—2.3%
10,400	Cabot Corp.	389
4,900	Eastman Chemical Co.	349
37,100	Huntsman Corp.	654
4,600	Stepan Co.	270

		1,662

COMMERCIAL BANKS—4.9%
20,000	Banco Latinoamericano de Comercio Exterior SA (PA)	464
56,700	Fifth Third Bancorp.	924
106,000	Huntington Bancshares Inc.	738
97,700	KeyCorp.	918
4,800	PNC Financial Services Group Inc.	297
36,000	Regions Financial Corp.	280

		3,621

COMMERCIAL SERVICES & SUPPLIES—0.3%
28,200	R.R. Donnelley & Sons Co.	260

COMMUNICATIONS EQUIPMENT—1.5%
6,900	Comtech Telecommunications Corp.	183
20,700	Harris Corp.	956

		1,139

COMPUTERS & PERIPHERALS—2.7%
16,100	Lexmark International Inc.	387
28,300	Seagate Technology plc (IE)	962
12,900	Western Digital Corp.	606

		1,955

CONSTRUCTION & ENGINEERING—1.4%
19,205	Tutor Perini Corp.*	319
16,300	URS Corp.	676

		995

CONSUMER FINANCE—2.1%
6,400	Capital One Financial Corp.	360
19,500	Discover Financial Services	749
13,700	Nelnet Inc.	417

		1,526

CONTAINERS & PACKAGING—1.5%
53,300	Boise Inc.	440
12,500	Owens-Illinois Inc.*	297
4,600	Rock-Tenn Co.	363

		1,100

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
100,400	Vonage Holdings Corp.*	$262

ELECTRIC UTILITIES—4.0%
23,100	American Electric Power Co. Inc.	1,046
14,500	Entergy Corp.	937
34,000	Portland General Electric Co.	976

		2,959

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
22,600	Ingram Micro Inc.*	411
20,500	TE Connectivity Ltd. (SWS)	797
11,900	Tech Data Corp.*	606
23,300	Vishay Intertechnology Inc.*	256

		2,070

ENERGY EQUIPMENT & SERVICES—0.9%
29,700	Nabors Industries Ltd. (BM)*	495
6,900	Superior Energy Services Inc.*	172

		667

FOOD & STAPLES RETAILING—2.8%
30,600	Kroger Co.	848
53,100	Safeway Inc.	1,022
41,600	SUPERVALU Inc.	163

		2,033

FOOD PRODUCTS—3.8%
21,400	Archer Daniels Midland Co.	610
4,000	Bunge Ltd. (BM)	319
14,900	Fresh Del Monte Produce Inc.	393
3,500	Ingredion Inc.	231
29,700	Smithfield Foods Inc.*	692
24,900	Tyson Foods Inc.	551

		2,796

GAS UTILITIES—0.7%
12,900	Atmos Energy Corp.	482

HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
59,300	Boston Scientific Corp.*	443
9,000	Greatbatch Inc.*	239
13,900	Zimmer Holdings Inc.	1,037

		1,719

HEALTH CARE PROVIDERS & SERVICES—3.9%
22,400	Aetna Inc.	1,080
16,100	Cardinal Health Inc.	705
8,100	CIGNA Corp.	473
28,200	Kindred Healthcare Inc.*	304
7,300	LifePoint Hospitals Inc.*	319

		2,881

HOTELS, RESTAURANTS & LEISURE—0.4%
7,300	Bob Evans Farms Inc.	323

HOUSEHOLD DURABLES—2.7%
6,700	American Greetings Corp.	107
11,700	Harman International Industries Inc.	524
12,300	Newell Rubbermaid Inc.	289
9,100	Whirlpool Corp.	1,050

		1,970

HOUSEHOLD PRODUCTS—0.5%
4,200	Energizer Holdings Inc.	366

INSURANCE—10.5%
7,400	Aflac Inc.	$393
3,800	Allied World Assurance Co. Holdings Ltd. (SWS)	322
15,600	Allstate Corp.	685
16,900	American Equity Investment Life Holding Co.	228
16,600	American Financial Group Inc.	706
10,300	Aspen Insurance Holdings Ltd. (BM)	351
7,500	Endurance Specialty Holdings Ltd. (BM)	322
3,300	Everest Re Group Ltd. (BM)	382
26,700	Hartford Financial Services Group Inc.	662
17,300	Horace Mann Educators Corp.	376
16,400	Lincoln National Corp.	475
6,300	PartnerRE Ltd. (BM)	552
13,400	Principal Financial Group	415
8,400	Protective Life Corp.	266
5,800	StanCorp Financial Group Inc.	226
16,000	Tower Group Inc.	309
17,100	Unum Group	399
17,400	Validus Holdings Ltd. (BM)	634

		7,703

IT SERVICES—2.1%
20,900	Amdocs Ltd.	746
34,100	Convergys Corp.	580
16,400	SAIC Inc.	199

		1,525

MACHINERY—3.5%
18,200	AGCO Corp.	965
22,300	Briggs & Stratton Corp.	529
4,400	Parker Hannifin Corp.	409
12,600	Timken Co.	675

		2,578

MEDIA—1.5%
43,400	Gannett Inc.	852
48,300	Journal Communications Inc.*	265

		1,117

METALS & MINING—1.1%
9,200	Cliffs Natural Resources Inc.	343
7,700	Reliance Steel & Aluminum Co.	499

		842

MULTILINE RETAIL—3.1%
9,600	Dillard’s Inc.	810
16,800	Kohl’s Corp.	778
17,600	Macy’s Inc.	695

		2,283

MULTI-UTILITIES—1.1%
26,500	Public Service Enterprise Group Inc.	826

OFFICE ELECTRONICS—0.8%
71,500	Xerox Corp.	573

OIL, GAS & CONSUMABLE FUELS—9.1%
19,500	Hess Corp.	1,310
13,400	Marathon Oil Corp.	450
16,400	Marathon Petroleum Corp.	1,217
14,600	Murphy Oil Corp.	869
18,300	Tesoro Corp.	891
57,200	USEC Inc.*	33
36,000	Valero Energy plc	1,574
18,700	W&T Offshore Inc.	329

		6,673

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
PAPER & FOREST PRODUCTS—0.8%
6,700	Domtar Corp.	$558

PERSONAL PRODUCTS—0.5%
10,900	Usana Health Sciences Inc.*	386

PHARMACEUTICALS—0.6%
8,200	Endo Pharmaceuticals Holdings Inc.*	260
8,500	Questcor Pharmaceuticals Inc.	216

		476

REAL ESTATE INVESTMENT TRUSTS (REITs)—8.0%
56,200	Brandywine Realty Trust	716
41,500	CBL & Associates Properties Inc.	892
32,600	CommonWealth REIT	536
27,600	Hospitality Properties Trust	696
64,100	Lexington Realty Trust	705
68,700	MFA Financial Inc.	618
19,600	PennyMac Mortgage Investment Trust	521
48,600	Sunstone Hotel Investors Inc.*	562
48,400	Two Harbors Investment Corp.	601

		5,847

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
72,500	Amkor Technology Inc.*	336
48,900	Marvell Technology Group Ltd. (BM)	452

		788

SOFTWARE—1.7%
50,000	CA Inc.	1,241

SPECIALTY RETAIL—1.4%
27,900	GameStop Corp.	647
20,500	Radioshack Corp.	68
SPECIALTY RETAIL—Continued
14,100	Stage Stores Inc.	$322

		1,037

TEXTILES, APPAREL & LUXURY GOODS—0.2%
12,900	The Jones Group Inc.	155

TOBACCO—0.4%
5,300	Universal Corp.	288

TOTAL COMMON STOCKS (Cost $65,317)		72,301

SHORT-TERM INVESTMENTS—1.8%
(Cost $1,319)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,319	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal Home Loan Bank Notes (market value $1,350)	1,319

TOTAL INVESTMENTS—100.3% (Cost $66,636)		73,620

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(187)

TOTAL NET ASSETS—100.0%		$73,433

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,319 are classified as Level 2. All other holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.0%)

COMMON STOCKS—96.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.3%
105,400	AAR Corp.	$1,987
583,000	Hexcel Corp.*	15,619
191,698	Moog Inc.*	8,396
121,900	Teledyne Technologies Inc.*	8,321

		34,323

CAPITAL MARKETS—4.5%
263,873	Eaton Vance Corp.	9,552
337,468	Raymond James Financial Inc.	15,061

		24,613

CHEMICALS—4.4%
166,400	Scotts Miracle-Gro Co.	7,275
253,500	Valspar Corp.	16,802

		24,077

COMMERCIAL BANKS—2.8%
372,109	Trustmark Corp.	$8,607
275,610	United Bankshares Inc.	7,025

		15,632

CONSTRUCTION & ENGINEERING—1.3%
173,700	URS Corp.	7,205

CONSUMER FINANCE—1.9%
219,669	Cash America International Inc.	10,524

ELECTRICAL EQUIPMENT—4.7%
310,700	EnerSys*	12,717
197,300	Franklin Electric Co. Inc.	13,124

		25,841

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.5%
312,802	Checkpoint Systems Inc.*	3,772
151,728	Coherent Inc.	8,407
424,436	FLIR Systems Inc.	10,089
205,167	Itron Inc.*	9,518
144,328	Littelfuse Inc.	9,239

		41,025

ENERGY EQUIPMENT & SERVICES—10.7%
296,506	Bristow Group Inc.	16,895
136,200	Core Laboratories NV	17,384
296,041	Lufkin Industries Inc.	17,144
866,798	Newpark Resources Inc.*	7,472

		58,895

GAS UTILITIES—6.4%
306,800	Oneok Inc.	14,423
204,869	South Jersey Industries Inc.	11,120
222,637	WGL Holdings Inc.	9,335

		34,878

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
273,833	Cantel Medical Corp.	8,601

HEALTH CARE PROVIDERS & SERVICES—4.2%
278,673	Amedisys Inc.*	3,099
110,445	Centene Corp.*	4,767
261,362	Healthways Inc.*	2,749
143,392	Mednax Inc.*	12,269

		22,884

HOTELS, RESTAURANTS & LEISURE—3.7%
266,500	International Speedway Corp.	7,305
257,200	Life Time Fitness Inc.*	13,048

		20,353

HOUSEHOLD DURABLES—3.9%
293,210	Helen of Troy Ltd.*	10,614
249,000	Meritage Homes Corp.*	11,016

		21,630

INSURANCE—6.6%
431,706	American Equity Investment Life Holding Co.	5,820
334,000	Protective Life Corp.	10,568
182,400	Reinsurance Group of America Inc.	10,468
183,000	State Auto Financial Corp.	2,785
293,493	United Fire Group Inc.	6,806

		36,447

INTERNET SOFTWARE & SERVICES—0.9%
332,789	Digital River Inc.*	4,832

16

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—2.0%
220,300	Global Payments Inc.	$10,852

LIFE SCIENCES TOOLS & SERVICES—1.8%
149,200	Covance Inc.*	9,953

MACHINERY—6.5%
305,000	Harsco Corp.	7,775
177,800	Snap-on Inc.	14,405
256,300	Timken Co.	13,740

		35,920

METALS & MINING—1.6%
294,985	AMCOL International Corp.	8,711

OIL, GAS & CONSUMABLE FUELS—1.0%
351,294	Swift Energy Co.*	5,294

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
546,019	First Potomac Realty Trust	7,480
711,880	Medical Properties Trust Inc.	9,575

		17,055

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
246,104	Cabot Microelectronics Corp.	9,096
892,596	Entegris Inc.*	8,801

		17,897

SPECIALTY RETAIL—1.8%
333,100	Aaron’s Inc.	9,876

THRIFTS & MORTGAGE FINANCE—0.8%
476,550	Astoria Financial Corp.	$4,642

TRADING COMPANIES & DISTRIBUTORS—0.5%
60,548	GATX Corp.	2,867

WIRELESS TELECOMMUNICATION SERVICES—2.2%
171,200	SBA Communications Corp.*	11,926

TOTAL COMMON STOCKS (Cost $358,951)		526,753

SHORT-TERM INVESTMENTS—4.5%
(Cost $24,952)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$24,952	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal Home Loan Bank Notes (market value $25,454)	24,952

TOTAL INVESTMENTS—100.5% (Cost $383,903)		551,705

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(2,692)

TOTAL NET ASSETS—100.0%		$549,013

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $24,952 are classified as Level 2. All other holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund (except Harbor Small Cap Value Fund) used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. ASU 2011-11 will require additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. ASU 2011-11 will become effective for interim or annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2013 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$13,762,030	$4,335,347	$(63,095)	$4,272,252
Harbor Mid Cap Growth Fund	570,030	121,181	(3,376)	117,805
Harbor Small Cap Growth Fund	466,808	123,047	(6,266)	116,781
VALUE FUNDS
Harbor Large Cap Value Fund	$144,444	$33,197	$(1,132)	$32,065
Harbor Mid Cap Value Fund	66,636	13,688	(6,704)	6,984
Harbor Small Cap Value Fund	383,903	189,419	(21,617)	167,802

21

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.DE.0113

Quarterly Schedule of Portfolio Holdings

January 31, 2013

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.4%)

COMMON STOCKS—94.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.6%
42,993,848	Rolls-Royce Holdings plc (UK)*	$645,464

AUTOMOBILES—3.5%
10,508,368	Daimler AG (GER)	611,610
17,335,700	Toyota Motor Corp. (JP)	828,030

		1,439,640

BEVERAGES—7.2%
10,526,351	Anheuser-Busch InBev NV (BEL)	926,199
31,410,369	Diageo plc (UK)	935,028
4,732,907	Heineken NV (NET)	332,824
5,884,013	Pernod-Ricard SA (FR)	736,522

		2,930,573

BUILDING PRODUCTS—0.7%
6,617,178	Compagnie de Saint-Gobain (FR)	272,291

CAPITAL MARKETS—1.5%
34,401,830	UBS AG (SWS)*	597,478

CHEMICALS—5.2%
4,801,614	Linde AG (GER)	875,205
12,747,094	Potash Corp. of Saskatchewan Inc. (CAN)	541,673
1,664,500	Syngenta AG (SWS)	715,798

		2,132,676

COMMERCIAL BANKS—5.0%
34,599,555	DBS Group Holdings Ltd. (SGP)	418,177
11,092,939	Erste Group Bank AG (AUT)*	373,266
28,520,005	Itau Unibanco Holding SA ADR (BR)[1]	491,399
427,313,231	Lloyds Banking Group plc (UK)*	349,762
26,168,891	United Overseas Bank Ltd. (SGP)	398,541

		2,031,145

CONSTRUCTION MATERIALS—3.1%
27,025,408	CRH plc (IE)	$582,410
8,823,981	Holcim Ltd. (SWS)*	686,852

		1,269,262

DIVERSIFIED FINANCIAL SERVICES—1.4%
20,602,145	Investor AB (SW)	585,184

ELECTRICAL EQUIPMENT—3.8%
25,109,683	ABB Ltd. (SWS)*	538,269
4,467,721	Legrand SA (FR)	202,688
10,805,527	Schneider Electric SA (FR)	822,060

		1,563,017

FOOD PRODUCTS—3.7%
9,934,912	Danone SA (FR)	688,228
11,790,409	Nestle SA (SWS)	827,892

		1,516,120

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
4,201,430	Cie Generale d’Optique Essilor International SA (FR)	428,251

HEALTH CARE PROVIDERS & SERVICES—0.7%
1,924,841	Fresenius Medical Care AG & Co. (GER)	135,680
1,059,047	Fresenius Se & Co. (GER)	128,805

		264,485

HOTELS, RESTAURANTS & LEISURE—2.0%
11,028,426	Accor SA (FR)	430,494
130,380,700	Genting Bhd (MAL)	398,567

		829,061

INDUSTRIAL CONGLOMERATES—0.9%
125,299,947	Sime Darby Berhad (MAL)	375,191

INSURANCE—4.5%
6,365,290	Allianz SE (GER)	910,791
50,254,088	AXA SA (FR)	930,452

		1,841,243

MACHINERY—9.9%
38,234,795	Atlas Copco AB (SW)	1,089,209
5,301,400	Fanuc Corp. (JP)	827,286
12,776,500	Komatsu Ltd. (JP)	339,804
36,065,502	Sandvik AB (SW)	578,605
3,198,500	SMC Corp. (JP)	553,607
44,519,546	Volvo AB (SW)	658,908

		4,047,419

MEDIA—1.5%
8,446,271	JC Decaux SA (FR)	235,914
19,130,761	Pearson plc (UK)	362,030

		597,944

METALS & MINING—5.4%
8,811,411	Anglo American plc (UK)	263,561
8,698,308	Anglo American plc ADR (UK)[1]	130,214
18,688,842	BHP Billiton plc (UK)	640,876
20,100,711	Freeport-McMoRan Copper & Gold Inc. (US)	708,550
24,525,707	Xstrata plc (UK)	459,313

		2,202,514

OFFICE ELECTRONICS—0.9%
10,545,600	Canon Inc. (JP)	384,020

OIL, GAS & CONSUMABLE FUELS—4.4%
39,851,765	BG Group plc (UK)	707,325

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
OIL, GAS & CONSUMABLE FUELS—Continued
350,420,000	PetroChina Co. Ltd. (CHN)	$496,920
11,576,609	Royal Dutch Shell plc (NET)	409,434
2,615,647	Royal Dutch Shell plc ADR (NET)[1]	184,455

		1,798,134

PERSONAL PRODUCTS—1.6%
4,446,174	L’Oreal SA (FR)	660,228

PHARMACEUTICALS—8.3%
13,517,679	Novartis AG (SWS)	918,883
7,759,736	Novo Nordisk AS (DEN)	1,428,506
4,662,879	Roche Holding AG (SWS)	1,030,678

		3,378,067

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
2,933,002	Unibail-Rodamco SE (FR)	692,692

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
38,944,000	Cheung Kong Holdings Ltd. (HK)	638,207
47,823,000	Hang Lung Properties Ltd. (HK)	180,590

		818,797

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
36,546,833	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	648,341

SOFTWARE—2.3%
11,235,667	SAP AG (GER)	921,407

TEXTILES, APPAREL & LUXURY GOODS—1.8%
9,166,906	Compagnie Financiere Richemont SA (SWS)	753,002
10,835,055	Nova America SA (BR)*	—	[x]

		753,002

TOBACCO—5.9%
18,689,549	British American Tobacco plc (UK)	971,326
17,630,376	Imperial Tobacco Group plc (UK)	655,571
24,927,000	Japan Tobacco Inc. (JP)	777,749

		2,404,646

WIRELESS TELECOMMUNICATION SERVICES—1.4%
53,719,500	China Mobile Ltd. (CHN)	587,724

TOTAL COMMON STOCKS (Cost $26,457,671)		38,616,016

PREFERRED STOCKS—2.0%
COMMERCIAL BANKS—1.5%
34,067,561	Banco Bradesco SA (BR)	626,144

OIL, GAS & CONSUMABLE FUELS—0.5%
20,952,200	Petroleo Brasileiro SA (BR)	$190,231

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[x]

TOTAL PREFERRED STOCKS (Cost $143,002)		816,375

SHORT-TERM INVESTMENTS—3.3%
Principal Amount (000s)
COMMERCIAL PAPER—1.7%
	Exxon Mobil Corp.
$194,324	0.030%–02/04/2013-02/08/2013	194,324
50,000	0.040%–02/01/2013	50,000

		244,324

	General Electric Co.
44,104	0.070%–02/11/2013	44,104
49,857	0.080%–02/07/2013	49,857
355,635	0.090%–02/05/2013-02/08/2013	355,635

		449,596

		693,920

REPURCHASE AGREEMENTS—0.4%
162,966	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $166,227)	162,966

U.S. GOVERNMENT OBLIGATIONS—1.2%
	U.S. Treasury Bills
250,000	0.070%–02/28/2013-05/30/2013	249,965
125,000	0.098%–04/25/2013	124,972
125,000	0.100%–03/28/2013	124,981

		499,918

TOTAL SHORT-TERM INVESTMENTS (Cost $1,356,804)		1,356,804

TOTAL INVESTMENTS—99.9% (Cost $27,957,477)		40,789,195

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		24,536

TOTAL NET ASSETS—100.0%		$40,813,731

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)		Total (000s)
Common Stocks
Europe	$314,669	$28,706,971	$—		$29,021,640
Latin America	491,399	—	—	[a]	491,399
North America	1,250,223	—	—		1,250,223
Pacific Basin	648,341	7,204,413	—		7,852,754
Preferred Stocks
Latin America	816,375	—	—	[a]	816,375
Short-Term Investments
Commercial Paper	—	693,920	—		693,920
Repurchase Agreements	—	162,966	—		162,966
U.S. Government Obligations	—	499,918	—		499,918

Total Investments in Securities	$3,521,007	$37,268,188	$—	[a]	$40,789,195

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)		Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2013[w] (000s)
Common Stocks	$—	[a]	$—	$—	$—	$—	$—	$—	$—	$—	[a]
Preferred Stocks	5,230		—	(5,168)	—	—	(62)	—	—	—	[a]

	$5,230		$—	$(5,168)	$—	$—	$(62)	$—	$—	$—	[a]

There were no significant transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 1/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stock
Nova America SA	$—	Market Approach	Last Traded Price	$0.000025

Preffered Stock
Nova America SA	—	Market Approach	Last Traded Price	$0.000025

	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Rounds to less than $1,000.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2013
Common Stocks	$—	[a]
Preferred Stocks	—	[a]

	$—	[a]

x	Fair valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.0%)

COMMON STOCKS—97.0%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.1%
327,339	Rolls-Royce Holdings plc (UK)*	$4,914

AUTOMOBILES—5.9%
59,696	Bayerische Motoren Werke AG (GER)	6,013
122,555	Honda Motor Co. Ltd. (JP)	4,632
15,300	Hyundai Motor Co. (S. KOR)	2,881

		13,526

BEVERAGES—6.0%
65,501	Anheuser-Busch InBev NV (BEL)	5,763
182,037	Diageo plc (UK)	5,419
20,866	Pernod-Ricard SA (FR)	2,612

		13,794

CAPITAL MARKETS—1.6%
217,405	UBS AG (SWS)*	3,776

CHEMICALS—2.6%
96,036	LyondellBasell Industries NV (US)	6,091

COMMERCIAL BANKS—8.4%
116,304	Banco Santander SA (SP)	974
856,135	Barclays plc (UK)	4,110
58,030	BNP Paribas SA (FR)	3,641
1,913,300	Mizuho Financial Group Inc. (JP)	3,819
259,237	Standard Chartered plc (UK)	6,893

		19,437

COMPUTERS & PERIPHERALS—1.9%
126,564	Seagate Technology plc (IE)	$4,301

DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
107,671	Ziggo NV (NET)	3,431

ELECTRICAL EQUIPMENT—1.4%
43,810	Schneider Electric SA (FR)	3,333

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
179,800	Hoya Corp. (JP)	3,472

ENERGY EQUIPMENT & SERVICES—1.3%
75,213	Seadrill Ltd. (BM)	2,973

FOOD PRODUCTS—2.7%
88,963	Nestle SA (SWS)	6,247

GAS UTILITIES—0.5%
244,000	Enn Energy Holdings Ltd. (CHN)	1,175

HOTELS, RESTAURANTS & LEISURE—4.7%
169,219	Intercontinental Hotels Group plc (UK)	4,967
58,223	Whitbread plc (UK)	2,373
27,897	Wynn Resorts Ltd. (US)	3,493

		10,833

INSURANCE—2.6%
1,515,400	AIA Group Ltd. (HK)	6,028

INTERNET & CATALOG RETAIL—2.1%
531,700	Rakuten Inc. (JP)	4,853

INTERNET SOFTWARE & SERVICES—9.2%
52,950	Baidu Inc. ADR (CHN)*,1	5,735
89,700	Dena Co. Ltd. (JP)	2,843
28,495	MercadoLibre Inc. (AR)	2,519
369,204	Telecity Group plc (UK)	4,960
209,640	Yandex NV (NET)*	5,075

		21,132

IT SERVICES—1.0%
33,504	Accenture plc (IE)	2,409

MACHINERY—3.0%
24,000	Fanuc Corp. (JP)	3,745
117,200	Komatsu Ltd. (JP)	3,117

		6,862

MEDIA—7.2%
458,530	British Sky Broadcasting Group plc (UK)	5,932
89,504	Imax Corp. (US)*	2,115
47,370	Kabel Deutschland Holding AG (GER)	3,838
36,749	Naspers Ltd. (S. AFR)	2,372
59,739	Virgin Media Inc. (US)	2,353

		16,610

METALS & MINING—1.1%
137,523	Xstrata plc (UK)	2,575

MULTILINE RETAIL—1.2%
41,458	Next plc (UK)	2,667

OFFICE ELECTRONICS—1.5%
95,500	Canon Inc. (JP)	3,478

OIL, GAS & CONSUMABLE FUELS—2.7%
1,366,300	CNOOC Ltd. (HK)	2,815
184,504	Tullow Oil plc (UK)	3,327

		6,142

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
PHARMACEUTICALS—7.9%
18,194	Novo Nordisk AS (DEN)	$3,349
44,378	Perrigo Co. (US)	4,460
21,207	Roche Holding AG (SWS)	4,688
169,882	Shire plc (UK)	5,683

		18,180

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
10,118	Unibail-Rodamco SE (FR)	2,390

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
265,800	BR Malls Participacoes SA (BR)	3,441
609,000	Hang Lung Properties Ltd. (HK)	2,300

		5,741

ROAD & RAIL—2.0%
48,596	Canadian National Railway Co. (CAN)	4,649

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
172,895	ARM Holdings plc (UK)	2,368
129,533	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	2,298

		4,666

SOFTWARE—1.6%
76,064	Check Point Software Technologies Ltd. (IL)*	3,803

TEXTILES, APPAREL & LUXURY GOODS—3.3%
50,743	Adidas AG (GER)	4,712
5,322	Swatch Group AG (SWS)	2,915

		7,627

TRADING COMPANIES & DISTRIBUTORS—1.3%
401,000	Marubeni Corp. (JP)	$2,945

WIRELESS TELECOMMUNICATION SERVICES—1.7%
42,580	Millicom International Cellular SA SDR (LUX)[2]	3,923

TOTAL COMMON STOCKS (Cost $186,918)		223,983

SHORT-TERM INVESTMENTS—2.1%
(Cost $4,937)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$4,937	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $5,039)	4,937

TOTAL INVESTMENTS—99.1% (Cost $191,855)		228,920

CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		1,981

TOTAL NET ASSETS—100.0%		$230,901

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks Africa	$—	$2,372	$—	$2,372
Europe	11,785	120,766	—	132,551
Latin America	5,960	1,175	—	7,135
Middle East/Central Asia	3,803	—	—	3,803
North America	23,161	—	—	23,161
Pacific Basin	8,033	46,928	—	54,961
Short-Term Investments
Repurchase Agreements	—	4,937	—	4,937

Total Investments in Securities	$52,742	$176,178	$—	$228,920

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2013 (000s)
Preferred Stocks	$50	$—	$(50)	$—	$—	$—	$—	$—	$—

There were no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities. SDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 1.6%)

COMMON STOCKS—98.4%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.0%
2,000	Boeing Co. (US)	$148

AIR FREIGHT & LOGISTICS—0.8%
22,400	Postnl NV (NET)*	59

AUTOMOBILES—5.4%
3,324	Daimler AG (GER)	193
4,500	Toyota Motor Corp. (JP)	215

		408

CAPITAL MARKETS—1.1%
1,500	State Street Corp. (US)	83

CHEMICALS—8.7%
2,400	Air Products & Chemicals Inc. (US)	210
4,479	Akzo Nobel NV (NET)	306
2,300	Shin-Etsu Chemical Co. Ltd. (JP)	141

		657

COMMERCIAL BANKS—4.2%
33,527	Barclays plc (UK)	161
4,500	Wells Fargo & Co. (US)	157

		318

CONSTRUCTION & ENGINEERING—0.9%
16,646	Balfour Beatty plc (UK)	70

DIVERSIFIED CONSUMER SERVICES—2.0%
6,700	Apollo Group Inc. Cl. A (US)*	136
600	DeVry Inc. (US)	15

		151

DIVERSIFIED FINANCIAL SERVICES—4.6%
2,700	Citigroup Inc. (US)	114
8,200	NASDAQ Omx Group Inc. (US)	232

		346

ELECTRICAL EQUIPMENT—4.2%
5,569	Babcock & Wilcox Co. (US)	149
3,663	Legrand SA (FR)	166

		315

ENERGY EQUIPMENT & SERVICES—2.9%
1,107	Technip SA (FR)	$120
2,005	Tecnicas Reunidas SA (SP)	102

		222

FOOD & STAPLES RETAILING—2.9%
39,135	Tesco plc (UK)	221

HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
1,000	C.R. Bard Inc. (US)	102
3,800	St Jude Medical Inc. (US)	155

		257

HEALTH CARE PROVIDERS & SERVICES—4.7%
3,800	Molina Healthcare Inc. (US)*	109
4,500	UnitedHealth Group Inc. (US)	249

		358

INDUSTRIAL CONGLOMERATES—3.2%
27,000	SembCorp Industries Ltd. (SGP)	120
1,107	Siemens AG (GER)	121

		241

INSURANCE—3.6%
400	Fairfax Financial Holdings Ltd. (CAN)	144
5,700	Progressive Corp. (US)	128

		272

IT SERVICES—4.2%
5,600	Total System Services Inc. (US)	130
13,100	Western Union Co. (US)	187

		317

LIFE SCIENCES TOOLS & SERVICES—2.2%
3,739	Agilent Technologies Inc. (US)	167

MACHINERY—0.3%
5,000	SembCorp Marine Ltd. (SGP)	19

MEDIA—4.6%
15,701	Reed Elsevier NV (NET)	244
1,900	Walt Disney Co. (US)	102

		346

OIL, GAS & CONSUMABLE FUELS—9.6%
2,200	Anadarko Petroleum Corp. (US)	176
6,071	BG Group plc (UK)	108
60,000	CNOOC Ltd. (HK)	124
4,316	Petrofac Ltd. (UK)	112
3,805	Total SA (FR)	206

		726

PHARMACEUTICALS—7.1%
2,500	Johnson & Johnson (US)	185
2,907	Novartis AG (SWS)	197
1,549	Sanofi (FR)	151

		533

PROFESSIONAL SERVICES—1.9%
22,175	Michael Page International plc (UK)	143

SOFTWARE—5.1%
7,200	Microsoft Corp. (US)	198
5,400	Oracle Corp. (US)	191

		389

TEXTILES, APPAREL & LUXURY GOODS—1.1%
25,500	Yue Yuen Industrial Holdings Ltd. (HK)	86

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
TOBACCO—3.7%
4,000	Altria Group Inc. (US)	$135
2,119	British American Tobacco plc (UK)	110
499	KT&G Corp. (S. KOR)	35

		280

TRANSPORTATION INFRASTRUCTURE—2.1%
45,206	China Merchants Holdings International Co. Ltd. (HK)	160

WIRELESS TELECOMMUNICATION SERVICES—1.9%
1,900	KDDI Corp. (JP)	141

TOTAL COMMON STOCKS (Cost $6,581)		7,433

SHORT-TERM INVESTMENTS—1.6%
(Cost $123)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$123	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal Home Loan Banks (market value $130)	$123

TOTAL INVESTMENTS—100.0% (Cost $6,704)		7,556

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(3)

TOTAL NET ASSETS—100.0%		$7,553

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	State Street Bank and Trust Co.	$138	$130	02/19/2013	$(8)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$—	$2,790	$—	$2,790
North America	3,602	—	—	3,602
Pacific Basin	—	1,041	—	1,041
Short-Term Investments
Repurchase Agreements	—	123	—	123

Total Investments in Securities	$3,602	$3,954	$—	$7,556

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$(8)	$—	$(8)

Total Investments in Other Financial Instruments	$—	$(8)	$—	$(8)

Total Investments	$3,602	$3,946	$—	$7,548

There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$—	$(8)

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 5.2%)

COMMON STOCKS—92.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—6.4%
2,870	Precision Castparts Corp. (US)	$526
59,529	Rolls-Royce Holdings plc (UK)*	894

		1,420

AUTOMOBILES—3.7%
4,870	Bayerische Motoren Werke AG (GER)	490
8,875	Tesla Motors Inc. (US)*	333

		823

BEVERAGES—1.9%
4,812	Anheuser-Busch InBev NV (BEL)	423

BIOTECHNOLOGY—6.0%
4,504	Biogen Idec Inc. (US)*	703
15,660	Gilead Sciences Inc. (US)*	618

		1,321

CHEMICALS—2.5%
8,751	LyondellBasell Industries NV (US)	555

COMMERCIAL BANKS—3.0%
18,652	Wells Fargo & Co. (US)	650

DIVERSIFIED FINANCIAL SERVICES—3.0%
15,925	Citigroup Inc. (US)	671

ELECTRICAL EQUIPMENT—2.0%
7,801	Eaton Corp. plc (IE)	444

ENERGY EQUIPMENT & SERVICES—2.2%
6,307	Schlumberger Ltd. (US)	492

FOOD & STAPLES RETAILING—2.0%
5,658	Pricesmart Inc. (US)	436

FOOD PRODUCTS—2.5%
7,973	Nestle SA (SWS)	560

HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
1,103	Intuitive Surgical Inc. (US)*	634

HOTELS, RESTAURANTS & LEISURE—6.2%
7,925	Starbucks Corp. (US)	$445
5,677	Starwood Hotels & Resorts Worldwide Inc. (US)	348
205,517	Wynn Macau Ltd. (HK)	577

		1,370

INTERNET & CATALOG RETAIL—2.0%
48,200	Rakuten Inc. (JP)	440

INTERNET SOFTWARE & SERVICES—6.6%
7,957	eBay Inc. (US)*	445
1,017	Google Inc. (US)*	769
2,617	MercadoLibre Inc. (AR)	231

		1,445

IT SERVICES—2.0%
6,120	Accenture plc (IE)	440

MACHINERY—3.9%
3,861	Cummins Inc. (US)	444
8,235	Pentair Ltd. (SWS)	417

		861

MEDIA—7.2%
43,423	British Sky Broadcasting Group plc (UK)	562
11,029	Comcast Corp. (US)	420
7,398	Kabel Deutschland Holding AG (GER)	599

		1,581

PHARMACEUTICALS—7.3%
15,279	Bristol-Myers Squibb Co. (US)	552
4,765	Roche Holding AG (SWS)	1,053

		1,605

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.2%
21,000	BR Malls Participacoes SA (BR)	272
190,000	Global Logistic Properties Ltd. (SGP)	423

		695

SPECIALTY RETAIL—8.9%
918	AutoZone Inc. (US)*	339
9,771	Home Depot Inc. (US)	654
3,061	Inditex SA (SP)	428
11,949	TJX Cos. Inc. (US)	540

		1,961

TEXTILES, APPAREL & LUXURY GOODS—5.7%
1,678	Hermes International (FR)	545
4,066	Lululemon Athletica Inc. (CAN)*	281
8,155	Nike Inc. (US)	441

		1,267

TRADING COMPANIES & DISTRIBUTORS—1.5%
1,538	W.W. Grainger Inc. (US)	335

TOTAL COMMON STOCKS (Cost $17,278)		20,429

PREFERRED STOCKS—2.2%
(Cost $458)
AUTOMOBILES—2.2%
2,000	Volkswagen AG (GER)	495

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.0%
(Cost $874)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$874	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $896)	$874

TOTAL INVESTMENTS—98.8% (Cost $18,610)		21,798

CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		260

TOTAL NET ASSETS—100.0%		$22,058

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,301	$5,554	$—	$6,855
Latin America	503	—	—	503
North America	11,631	—	—	11,631
Pacific Basin	—	1,440	—	1,440
Preferred Stocks
Europe	—	495	—	495
Short-Term Investments
Repurchase Agreements	—	874	—	874

Total Investments in Securities	$13,435	$8,363	$—	$21,798

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2013 (000s)
Preferred Stocks	$5	$—	$—	$—	$—	$(5)	$—	$—	$—

Of the Level 1 investments presented above, North American Common Stocks valued at $975 had previously been considered Level 2 investments at October 31, 2012. Transfers from Level 1 to Level 2 are typically the result of a change, in the normal course of business, from the use of quoted prices from an active market (Level 1), to the use of an evaluated pricing method supplied by a third-party pricing service (Level 2), due to the unavailability of active market quotations. Transfers from Level 2 to Level 1 typically occur when quoted prices from an active market were not previously available (Level 2) for exchange traded securities, but have since become available (Level 1).

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Global Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund (except Harbor International Fund) entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Global Value Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Global Value Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Growth Fund and Harbor Global Growth Fund purchased option contracts to manage their exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. ASU 2011-11 will require additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. ASU 2011-11 will become effective for interim or annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

14

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2013 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund	$27,957,477	$13,241,088	$(409,370)	$12,831,718
Harbor International Growth Fund	191,855	39,110	(2,045)	37,065
GLOBAL EQUITY FUNDS
Harbor Global Value Fund	$6,704	$1,040	$(188)	$852
Harbor Global Growth Fund	18,610	3,188	—	3,188

15

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.IG.0113

Quarterly Schedule of Portfolio Holdings

January 31, 2013

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -19.5%)

ASSET-BACKED SECURITIES—4.6%
Principal Amount (000s)		Value (000s)

$126	American Money Management Corp. Series 2005-5A Cl. A1A 0.544%—08/08/2017[1,2]	$126
348	Ares CLO Funds[3] Series 2006-6RA Cl. A1B 0.538%—03/12/2018[1,2]	344
315	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.404%—10/25/2035[1]	311
478	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[4]	489
2,600	Citibank Omni Master Trust Series 2009-A14A Cl. A14 2.956%—08/15/2018[1,2]	2,703
1,700	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.570%—05/10/2021[1,2]	1,657
600	Series 2006-2A Cl. A1L 0.571%—03/01/2021[1,2]	589

		2,246

714	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 5.153%—04/25/2036[5]	699
1,770	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11 Cl. A2D 0.544%—11/25/2035[1]	1,720
831	Series 2005-FF8 Cl. A2D 0.584%—09/25/2035[1]	820

		2,540

€105	Harvest CLO SA3 Series IX Cl. A1 0.936%—03/29/2017[1]	141
$1,200	Hillmark Funding Series 2006-1A Cl. A1 0.562%—05/21/2021[1,2]	1,165
43	Katonah Ltd. Series 6A Cl. A1A 0.629%—09/20/2016[1,2]	43
€393	Magi Funding plc Series I-A Cl. A 0.671%—04/11/2021[1,2]	519
$600	People’s Choice Home Loan Securities Trust Series 2005-1 Cl. M4 1.554%—01/25/2035[1]	419

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

€1,177	SLM Student Loan Trust Series 2003-2 Cl. A5 0.443%—12/15/2023[1]	$1,554
469	Series 2002-7X Cl. A5 0.453%—09/15/2021[1]	635

		2,189

$519	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	597
1,200	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.533%—04/17/2021[1,2]	1,158
1,254	Structured Asset Investment Loan Trust Series 2006-BNC2 Cl. A5 0.364%—05/25/2036[1]	875
600	Venture CLO Ltd.[3] Series 2006-7A Cl. A1A 0.532%—01/20/2022[1,2]	579

TOTAL ASSET-BACKED SECURITIES (Cost $16,496)		17,143

BANK LOAN OBLIGATIONS—0.4%
(Cost $1,395)
1,400	Springleaf Financial Funding Co. Term Loan B 5.500%—05/10/2017[5]	1,407

COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
1,915	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 2.506%—11/15/2015[1,2]	1,923
37	Banc of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	38
1,808	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.904%—09/25/2034[1]	1,785
€361	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.464%—06/20/2044[1]	487
$339	Harborview Mortgage Loan Trust Series 2006-12 Cl.2A12 0.365%—01/19/2038[1]	339
189	Series 2005-2 Cl. 2A1A 0.425%—05/19/2035[1]	155

		494

327	MLCC Mortgage Investors Inc. Series 2006-1 Cl. 1A 2.645%—02/25/2036[1]	311
200	Thornburg Mortgage Securities Trust Series 2006-4 A2B 5.707%—07/25/2036[1]	201
800	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 3.032%—10/20/2035[1]	747
500	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.241%—01/25/2046[1]	471

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,880)		6,457

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—4.2%
Principal Amount (000s)			Value (000s)

	$600	Ally Financial Inc. 3.510%—02/11/2014[1]	$611
	300	3.709%—06/20/2014[1]	309

			920

	800	Banco Santander Brasil SA MTN[6] 2.408%—03/18/2014[1,2]	798
	2,100	BPCE SA 2.046%—02/07/2014[1,2]	2,126
	900	Centex Corp. 5.700%—05/15/2014	949
	2,900	Dexia Credit Local New York 0.711%—03/05/2013[1,2]	2,899
	€900	Goldman Sachs Group Inc. 0.497%—02/04/2013[1]	1,222
	$500	HCA Inc. 7.250%—09/15/2020	556
	1,500	ICICI Bank Ltd. MTN[6] 2.062%—02/24/2014[1,2]	1,478
	2,200	Intesa Sanpaolo SpA 2.712%—02/24/2014[1,2]	2,215
	650	Pride International Inc. 6.875%—08/15/2020	813
	300	SLM Corp. 2.646%—11/01/2016[5,7]	281
	151	SLM Corp. MTN[6] 3.384%—04/01/2014[5,7]	152
	700	4.162%—03/17/2014[5,7]	706
	200	4.412%—06/15/2013[5,7]	201

			1,059

	200	Turkiye Garanti Bankasi AS 2.802%—04/20/2016[1,2]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $15,113)		15,517

FOREIGN GOVERNMENT OBLIGATIONS—8.5%
AUD$	3,300	Australia Government Bond 4.000%—08/20/2015-08/20/2020[7]	6,396
CAD$	105	Canadian Government Bond 1.500%—12/01/2044[7]	134
	2,935	4.250%—12/01/2021[7]	4,079

			4,213

	€1,600	Instituto de Credito Oficial MTN[6] 1.934%—03/25/2014[1]	2,130
	5,037	Italy Buoni Poliennali Del Tesoro 2.100%—09/15/2016-09/15/2021[7]	6,930
MEX$	1,956	Mexican Udibonos 2.000%—06/09/2022[7]	159
	9,439	2.500%—12/10/2020[7]	802
	12,715	4.500%—12/18/2014[7]	1,063

			2,024

AUD$	800	New South Wales Treasury Corp. 2.500%—11/20/2035[7]	992
	1,500	2.750%—11/20/2025[7]	2,030

			3,022

	100	Petroleos de Venezuela SA 5.000%—10/28/2015	92
	£3,039	U.K. Gilt Inflation Linked[7] 0.125%—03/22/2024	5,330
	57	1.250%—11/22/2032	118
	100	2.500%—07/26/2016	551

			5,999

	€400	Xunta de Galicia 5.763%—04/03/2017	$546
	200	6.131%—04/03/2018	273

			819

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $30,460)		31,625

MORTGAGE PASS-THROUGH—0.2%
	(Cost $705)
	$722	Federal National Mortgage Association 4.000%—02/01/2041	769

PURCHASED OPTIONS—0.1%

No. of Contracts
	27	Commodity—Crude Oil Futures $87.00—02/08/2013-11/15/2013	28
	18	$130.00—11/15/2013	12
	27	$150.00—11/17/2015	26

			66

	2,550	Commodity—Gold Futures $1,570.00—11/01/2013-12/03/2013	114
	11	Commodity—Heating Oil Futures $250.00—02/25/2013	—
	1,800,000	Interest Rate Swap Option 30 year 3.875%—04/14/2014	43

	TOTAL PURCHASED OPTIONS (Cost $615)		223

U.S. GOVERNMENT AGENCIES—2.8%
Principal Amount (000s)
	$6,900	Federal National Mortgage Association 1.000%—02/22/2027[4]	6,903
	3,400	2.700%—03/28/2022	3,400

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $10,338)		10,303

U.S. GOVERNMENT OBLIGATIONS—97.0%
	103,040	U.S. Treasury Inflation Indexed Bonds[7] 0.125%—04/15/2016-01/15/2023	110,675
	13,069	0.500%—04/15/2015	13,753
	33,176	0.625%—07/15/2021	37,626
	13,052	1.125%—01/15/2021	15,287
	2,067	1.250%—04/15/2014	2,143
	37,996	1.250%—07/15/2020[8]	45,038
	5,650	1.375%—07/15/2018-01/15/2020	6,661
	6,090	1.625%—01/15/2015	6,519
	1,868	1.750%—01/15/2028	2,384
	22,190	1.875%—07/15/2013	22,682
	11,323	1.875%—07/15/2019[8]	13,809
	14,057	2.000%—01/15/2014[8]	14,571
	14,022	2.000%—07/15/2014	14,881
	5,684	2.125%—01/15/2019	6,918
	2,803	2.375%—01/15/2017-01/15/2025	3,585
	4,886	2.625%—07/15/2017	5,882

			322,414

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$9,700	U.S. Treasury Notes 0.125%—09/30/2013	$9,701
10,000	0.250%—10/31/2013	10,009
10,000	0.500%—10/15/2013[8]	10,026
7,736	0.500%—11/15/2013	7,758
112	0.750%—12/15/2013	112

		37,606

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $354,491)		360,020

SHORT-TERM INVESTMENTS—9.0%
REPURCHASE AGREEMENTS—0.1%
495	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $507)	495

U.S. GOVERNMENT AGENCIES—1.9%
2,600	Federal Home Loan Mortgage Corp. Discount Notes 0.160%—04/24/2013	2,599
4,400	Federal National Mortgage Association Discount Notes 0.180%—05/08/2013	4,398

		6,997

U.S. GOVERNMENT OBLIGATIONS—7.0%
$39	U.S. Treasury Bills 0.123%—09/19/2013[8]	$39
1,011	0.127%—12/12/2013[8]	1,010
5,570	0.134%—01/09/2014	5,563
5,000	0.171%—08/22/2013[8]	4,995
14,400	0.175%—11/14/2013	14,380

		25,987

TOTAL SHORT-TERM INVESTMENTS (Cost $33,479)		33,479

TOTAL INVESTMENTS—128.5% (Cost $468,972)		476,943

CASH AND OTHER ASSETS, LESS LIABILITIES—(28.5)%		(105,753)

TOTAL NET ASSETS—100.0%		$371,190

FUTURES CONTRACTS OPEN AT JANUARY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)		Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate (Buy)	18	€4,500		12/14/2015	$(1)
Wheat Futures (Buy)	8	—	[a]	11/11/2013	(10)
Brent Crude Oil Futures (Buy)	42	$42		11/14/2013	89
Brent Crude Oil Futures (Sell)	14	14		05/15/2014	(35)
Brent Crude Oil Futures (Sell)	65	65		05/16/2013	(203)
Corn Futures (Sell)	6	30		03/14/2013	4
Crude Oil Futures (Buy)	41	41		11/19/2013	125
Eurodollar Futures-CME 90 day (Buy)	114	28,500		03/14/2016	(37)
Eurodollar Futures-CME 90 day (Buy)	45	11,250		09/14/2015	(10)
Gold Futures (Buy)	15	2		04/26/2013	(20)
Light Sweet Crude Oil Futures (Buy)	14	14		11/20/2013	22
Light Sweet Crude Oil Futures (Sell)	14	14		05/21/2013	(25)
Natural Gas Futures (Buy)	53	530		09/26/2013	(50)
Natural Gas Futures (Sell)	53	530		03/26/2013	29
Platinum Futures (Buy)	6	—	[a]	04/26/2013	(1)
Soybean Futures (Buy)	9	45		03/14/2013	31
Wheat Futures (Buy)	12	60		03/14/2013	(59)
Wheat Futures (Sell)	15	75		03/14/2013	86

					$(65)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2013

Description	Number of Contracts	Strike Rate/Price	Expiration Date	Premium (000s)	Value (000s)
Interest Rate Swap Option 2 year (Call)	2,500,000	0.85%	03/18/2013	$1	$(1)
Interest Rate Swap Option 2 year (Call)	10,800,000	1.50	04/02/2013	29	(8)
Interest Rate Swap Option 2 year (Put)	2,500,000	1.25	03/18/2013	3	(3)
Interest Rate Swap Option 2 year (Put)	10,800,000	1.50	04/02/2013	41	(74)
Interest Rate Swap Option 2 year (Put)	5,600,000	1.70	07/24/2013	12	(13)
Interest Rate Swap Option 5 year (Call)	11,900,000	0.75	03/18/2013	28	(1)
Interest Rate Swap Option 5 year (Call)	4,800,000	0.85	03/18/2013	2	(2)
Interest Rate Swap Option 5 year (Call)	5,000,000	1.70	03/18/2013	55	(155)

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Number of Contracts	Strike Rate/Price	Expiration Date	Premium (000s)	Value (000s)
Interest Rate Swap Option 5 year (Put)	10,300,000	1.70%	03/18/2013	$202	$(1)
Interest Rate Swap Option 5 year (Put)	4,800,000	1.25	03/18/2013	7	(7)
Interest Rate Swap Option 5 year (Put)	11,900,000	1.40	03/18/2013	29	(8)
Interest Rate Swap Option 5 year (Put)	7,700,000	2.85	04/14/2014	92	(20)
Interest Rate Swap Option 5 year (Put)	4,100,000	1.70	07/24/2013	21	(21)
Interest Rate Swap Option 7 year (Call)	1,000,000	1.20	03/18/2013	3	—
Interest Rate Swap Option 7 year (Put)	1,700,000	1.65	03/18/2013	5	(7)
Interest Rate Swap Option 10 year (Call)	4,300,000	1.80	07/29/2013	20	(20)
Interest Rate Swap Option 10 year (Put)	4,300,000	2.65	07/29/2013	32	(33)
Commodity—Crude Oil Futures (Call)	18	$140.00	11/11/2013	130	(18)
Commodity—Crude Oil Futures (Call)	27	160.00	11/10/2015	170	(33)
Commodity—Crude Oil Futures (Put)	16	77.00	11/15/2013	77	(35)
Commodity—Crude Oil Futures (Put)	11	87.00	02/08/2013	22	—
Commodity—Crude Oil Futures (Put)	11	250.00	02/25/2013	7	—
Commodity—Crude Oil Swap Future (Call)	6	0.01	05/15/2013	6	(4)
Commodity—Crude Oil Swap Future (Call)	4	0.01	11/13/2013	4	(4)
Commodity—Gold Futures (Call)	4	1,750.00	02/25/2013	4	(1)
Commodity—Natural Gas Futures (Put)	4	3,050.00	02/25/2013	2	(1)
Commodity—Platinum Futures (Put)	800	1,450.00	12/03/2013	48	(22)
Commodity—Platinum Futures (Put)	1,750	1,420.00	11/01/2013	121	(28)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	3,600,000	85.00	04/16/2013	18	(7)

Total Written Options				$1,191	$(527)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	UBS AG	$9,571	$9,606	02/21/2013	$35
Brazilian Real (Buy)	Barclays plc	31	29	02/04/2013	2
Brazilian Real (Buy)	Deutsche Bank AG	7	7	02/04/2013	—
Brazilian Real (Buy)	HSBC Bank USA N.A.	1,775	1,713	02/04/2013	62
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	94	89	02/04/2013	5
Brazilian Real (Buy)	UBS AG	38	36	02/04/2013	2
Brazilian Real (Buy)	UBS AG	1,651	1,602	04/02/2013	49
Brazilian Real (Sell)	Credit Suisse Group AG	284	270	02/04/2013	(14)
Brazilian Real (Sell)	UBS AG	1,663	1,614	02/04/2013	(49)
British Pound Sterling (Buy)	Barclays plc	504	502	03/12/2013	2
British Pound Sterling (Buy)	JP Morgan Chase & Co.	992	989	03/12/2013	3
British Pound Sterling (Buy)	Royal Bank of Canada	496	493	03/12/2013	3
British Pound Sterling (Buy)	Royal Bank of Scotland plc	248	245	03/12/2013	3
British Pound Sterling (Sell)	Credit Suisse Group AG	70	71	03/12/2013	1
British Pound Sterling (Sell)	Deutsche Bank AG	5,193	5,268	03/12/2013	75
British Pound Sterling (Sell)	HSBC Bank USA N.A.	1,559	1,599	03/12/2013	40
British Pound Sterling (Sell)	Morgan Stanley & Co. LLC	74	74	02/07/2013	—
British Pound Sterling (Sell)	Royal Bank of Canada	332	336	03/12/2013	4
British Pound Sterling (Sell)	Royal Bank of Scotland plc	141	144	03/12/2013	3
British Pound Sterling (Sell)	UBS AG	866	887	03/12/2013	21
Canadian Dollar (Sell)	Royal Bank of Canada	4,361	4,410	03/21/2013	49
Chinese Yuan (Buy)	Barclays plc	574	566	02/01/2013	8
Chinese Yuan (Buy)	JP Morgan Chase & Co.	574	568	02/01/2013	6
Chinese Yuan (Sell)	Barclays plc	574	568	02/01/2013	(6)
Chinese Yuan (Sell)	JP Morgan Chase & Co.	574	560	02/01/2013	(14)
Euro Currency (Buy)	Royal Bank of Scotland plc	326	310	03/18/2013	16
Euro Currency (Buy)	UBS AG	13,828	13,689	02/04/2013	139
Euro Currency (Buy)	UBS AG	1,214	1,214	03/04/2013	—
Euro Currency (Sell)	Barclays plc	4	4	03/18/2013	—
Euro Currency (Sell)	BNP Paribas S.A.	13,653	13,260	02/04/2013	(393)
Euro Currency (Sell)	Credit Suisse Group AG	73	72	02/04/2013	(1)
Euro Currency (Sell)	Credit Suisse Group AG	176	171	03/18/2013	(5)
Euro Currency (Sell)	JP Morgan Chase & Co.	102	98	02/04/2013	(4)
Euro Currency (Sell)	Royal Bank of Scotland plc	817	810	03/04/2013	(7)
Euro Currency (Sell)	UBS AG	13,831	13,692	03/04/2013	(139)
Mexican Peso (Buy)	HSBC Bank USA N.A.	36	36	04/03/2013	—
Mexican Peso (Sell)	JP Morgan Chase & Co.	706	691	04/03/2013	(15)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
South African Rand (Sell)	HSBC Bank USA N.A.	$131	$136	04/30/2013	$5
Turkish Lira (Buy)	JP Morgan Chase & Co.	125	123	04/30/2013	2

					$(112)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750%	06/19/2043	$6,100	$19

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.300%	01/02/2017	R$	4,700	$(25)
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	8.825	01/02/2015		9,400	43
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	8.220	01/02/2017		5,700	(31)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		7,900	(51)
Bank of America Corp.	French Consumer Price Index Ex Tobacco Index	Pay	2.000	07/25/2016		€1,000	12
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.900	07/25/2016		500	—
Société Générale S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.900	07/25/2016		1,000	5
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.250%	07/15/2017		$5,600	$21
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		3,600	35
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		4,700	45
Royal Bank of Scotland plc	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		8,200	32

Interest Rate Swaps							$86

TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America Corp.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/15/2013	$37,583	73	$700
Credit Suisse Group AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	36,249	126	(144)
Deutsche Bank AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	60,380	210	(238)
Goldman Sachs Group Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/15/2013	25,125	49	468
Goldman Sachs Group Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	28,570	99	(114)
JP Morgan Chase & Co.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/15/2013	15,773	56	258
JP Morgan Chase & Co.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	23,234	49	427
Morgan Stanley & Co. LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	114,530	376	—
Société Générale S.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	27,235	66	280

Total Return Swaps on Indices							$1,637

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley & Co. LLC	Bloomberg Nymex Heating Oil WTI Cushing Crude Oil First Month Spread	Receive	$17.675	12/31/2013	12,000	$2
Morgan Stanley & Co. LLC	Bloomberg Nymex Heating Oil WTI Cushing Crude Oil First Month Spread	Receive	(6.525)	12/31/2013	12,000	5
Morgan Stanley & Co. LLC	Bloomberg Nymex Heating Oil WTI Cushing Crude Oil First Month Spread	Receive	(6.800)	12/31/2013	6,000	1
Morgan Stanley & Co. LLC	Bloomberg Nymex Heating Oil WTI Cushing Crude Oil First Month Spread	Receive	17.600	12/31/2013	6,000	1
Australia and New Zealand Banking Group	Hard Red Winter Wheat Futures	Receive	926.750	02/22/2013	15,000	13
Australia and New Zealand Banking Group	Hard Red Winter Wheat Futures	Receive	890.000	02/22/2013	15,000	(8)
Deutsche Bank AG	Natural Gas Futures	Receive	7.200	12/31/2019	24,000	(47)
Australia and New Zealand Banking Group	Wheat Futures	Receive	848.750	02/22/2013	15,000	11
Australia and New Zealand Banking Group	Wheat Futures	Receive	879.600	02/22/2013	15,000	(15)

Total Return Swaps on Commodities						$(37)

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brent Crude Oil Futures June 2013	Pay	$0.059	05/13/2013	$200	$2
JP Morgan Chase & Co.	Corn Futures May 2013	Pay	0.098	04/26/2013	120	(7)
Deutsche Bank AG	Light Sweet Crude Oil Future June 2013	Pay	0.062	05/16/2013	200	(1)
Barclays plc	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.055	03/12/2013	320	11
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.051	02/26/2013	330	11
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.050	02/28/2013	530	17
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.051	02/20/2013	790	26
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.052	02/20/2013	520	17
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.052	02/20/2013	940	32
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.076	09/30/2014	320	8

Variance Swaps on Commodities						$116

VARIANCE SWAPS ON INDICES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Group Inc.	Dow Jones-UBS Commodity IndexSM	Pay	$0.036	04/04/2013	$200	$5
Goldman Sachs Group Inc.	Dow Jones-UBS Commodity IndexSM	Pay	0.030	07/08/2013	200	2
JP Morgan Chase & Co.	Dow Jones-UBS Commodity IndexSM	Pay	0.029	07/02/2013	300	3
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.036	11/29/2013	430	4
Morgan Stanley & Co. LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.037	11/27/2013	249	3
Société Générale S.A.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.035	11/27/2013	270	2
Société Générale S.A.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.035	11/27/2013	270	2
Goldman Sachs Group Inc.	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.090	11/29/2013	270	(4)
Morgan Stanley & Co. LLC	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.090	11/27/2013	160	(3)
Société Générale S.A.	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.088	11/27/2013	170	(2)
Société Générale S.A.	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.087	11/27/2013	170	(2)
Barclays plc	S & P 500 Index	Pay	0.075	12/20/2013	900	41
Goldman Sachs Group Inc.	S & P 500 Index	Pay	0.073	12/20/2013	1,000	44
Barclays plc	S&P GSCI Brent Crude Official Close Index	Pay	0.054	04/24/2013	163	1
Deutsche Bank AG	S&P GSCI Brent Crude Official Close Index	Pay	0.055	04/24/2013	200	1
Barclays plc	S&P GSCI Crude Oil Official Close Index	Pay	0.062	04/24/2013	153	(1)
Deutsche Bank AG	S&P GSCI Crude Oil Official Close Index	Pay	0.063	04/24/2013	200	(1)

Variance Swaps on Indices						$95

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Centex Corp. 5.250% due 06/15/2015	Buy	1.000%	06/20/2014	0.243%	$(10)	$(11)	$900	$1
BNP Paribas S.A.	Intesa Sanpaolo SpA 4.750% due 06/15/2017	Buy	3.000	03/20/2014	1.517	(45)	87	2,200	(132)
JP Morgan Chase & Co.	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2015	1.506	(4)	(9)	300	5

Credit Default Swaps									$(126)

Total Swaps									$1,790

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts and Purchased Options valued at $(65) and $28, respectively, are classified as Level 1. All other holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or January 31, 2013 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$2,879	$(1,137)
Credit Contracts	6	(132)
Equity Contracts	85	—
Foreign Exchange Contracts	535	(654)
Interest Rate Contracts	255	(528)

Total	$3,760	$(2,451)

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $20,523 or 6% of net assets.

3	CLO after the name of a security stands for Collateralized Loan Obligations.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2013.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	At January 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $89,488 or 24% of net assets.

a	Rounds to less than $1,000.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -3.8%)

ASSET-BACKED SECURITIES—18.0%
Principal Amount (000s)		Value (000s)

$282	American Airlines Series 2011-2 Cl.2 8.625%—04/15/2023	$293
€442	Avoca Capital Series III-X Cl. A 0.743%—09/15/2021[1]	590
$1,066	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 Cl. 2A1 0.604%—09/25/2046[1]	830
49	Belle Haven ABS CLO Ltd.[2] Series 2004-1A Cl. A1ST 0.658%—11/03/2044[1,3]	25	[x]
101	Series 2004-1A Cl. A1SB 0.698%—11/03/2044[1,3]	51	[x]

		76

400	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.344%—08/25/2037[1]	267
400	Series 2007-11 Cl. 2A3 0.394%—06/25/2047[1]	269
2,100	Series 2006-6 Cl. 2A3 0.484%—09/25/2036[1]	1,377
100	Series 2006-1 Cl. AF5 5.884%—07/25/2036[4]	59

		1,972

192	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 4.685%—03/25/2037[4]	101
192	Series 2007-CB3 Cl. A4 4.685%—03/25/2037[4]	101

		202

839	First Franklin Mortgage Loan Trust Series 2004-FF8 Cl. M3 1.629%—10/25/2034[1]	547
114	Huntington CLO Ltd.[2] Series 2005-1A Cl. A1A 0.566%—11/05/2040[1,3]	105	[x]
69	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.364%—07/25/2037[1]	43
200	JPMorgan Mortgage Acquisition Corp. Series 2006-CW1 Cl. A5 0.444%—05/25/2036[1]	140

$769	Morgan Stanley ABS Capital I Series 2007-HE2 Cl. A2B 0.294%—01/25/2037[1]	$394
98	Series 2007-NC1 Cl. A2C 0.344%—11/25/2036[1]	49

		443

120	Newcastle CLO V Ltd.[2] Series 2004-5A Cl. 1 0.650%—12/24/2039[1,3]	110	[x]
79	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.354%—05/25/2037[1]	43
23	Plymouth Rock CLO Ltd.[2] Series 2010-1A Cl. A 1.810%—02/16/2019[1,3]	23
70	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.969%—02/25/2034[1]	65
186	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.588%—09/07/2039[1,3]	132	[y]
435	Series 2004-1A Cl. ALTB 0.608%—09/07/2039[1,3]	306	[y]

		438

69	SLC Student Loan Trust Series 2009-AA Cl. A 4.750%—06/15/2033[1,3]	66
163	SLM Student Loan Trust Series 2010-A Cl. 2A 3.456%—05/16/2044[1,3]	173
100	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.533%—04/17/2021[1,3]	96
66	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.564%—10/25/2035[1]	64
33	Triaxx Prime CLO[2] Series 2006-2A Cl. A1A 0.460%—10/02/2039[1,3]	29	[y]
134	Series 2006-2A Cl. A1B2 0.460%—10/02/2039[1,3]	116	[y]
103	Series 2007-1A Cl. A1D 0.460%—10/02/2039[1,3]	74

		219

TOTAL ASSET-BACKED SECURITIES (Cost $5,367)		6,538

BANK LOAN OBLIGATIONS—0.8%
(Cost $299)
300	Springleaf Financial Funding Co. Term Loan B 5.500%—05/10/2017[5]	301

COLLATERALIZED MORTGAGE OBLIGATIONS—7.7%
52	American Home Mortgage Assets Series 2006-2 Cl. 1A1 1.131%—09/25/2046[1]	35
€57	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B 1.391%—11/19/2047[1,3]	77
$31	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	33

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$100	Banc of America Funding Corp. Series 2007-D Cl. 1A4 0.435%—06/20/2047[1]	$94
19	Series 2004-A Cl. 4A1 3.088%—06/20/2032[1]	20

		114

547	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 2.506%—11/15/2015[1,3]	549
79	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	71
53	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.320%—08/25/2035[1]	54
12	Series 2004-10 Cl. 15A1 2.885%—01/25/2035[1]	12
26	Series 2005-1 Cl. 4A1 5.263%—03/25/2035[1]	26

		92

€200	Berica ABS Srl Series 2011-1 Cl. A1 0.485%—12/30/2055[1]	264
$78	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.841%—08/25/2035[1]	72
42	First Horizon Asset Securities Inc. Series 2005-AR4 Cl. 2A1 2.598%—10/25/2035[1]	38
€9	Granite Mortgages plc Series 2003-3 Cl. 2A 0.589%—01/20/2044[1]	13
£82	Series 2004-3 Cl. 3A2 0.898%—09/20/2044[1]	128

		141

$28	Impac CMB Trust Series 2004-4 Cl. 1A1 0.844%—09/25/2034[1]	27
14	Indymac Index Mortgage Loan Trust Series 2004-Cl. AR6 5A1 2.695%—10/25/2034[1]	14
31	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.354%—07/25/2036[1]	31
384	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.917%—04/25/2036[1]	340
20	JPMorgan Mortgage Trust Series 2006-S2 Cl. 2A2 5.875%—06/25/2021	19
12	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.541%—05/25/2034[1]	12
243	MLCC Mortgage Investors Inc. Series 2003-H Cl. A3A 2.230%—01/25/2029[1]	247
79	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	81
96	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.286%—06/15/2020[1,3]	95

$15	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.434%—04/25/2045[1]	$14
64	Series 2005-AR9 Cl. A1A 0.524%—07/25/2045[1]	62
143	Series 2007-HY3 Cl. 2A1 4.655%—03/25/2037[1]	126
262	Series 2007-HY4 Cl. 3A1 5.164%—04/25/2037[1]	246

		448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,520)		2,800

CONVERTIBLE BONDS—1.0%
(Cost $400)
400	Electronic Arts Inc. 0.750%—07/15/2016	380

CONVERTIBLE PREFERRED STOCKS—0.0%
(Cost $5)

Shares
PREFERRED STOCKS—0.0%
100	PPL Corp. 9.500%—07/01/2013	5

CORPORATE BONDS & NOTES—9.9%
Principal Amount (000s)
$100	Abbey National Treasury Services plc 4.000%—04/27/2016	106
100	Ally Financial Inc. 3.709%—06/20/2014[1]	103
200	Banco Santander Brasil SA MTN[6] 2.408%—03/18/2014[1,3]	199
100	Bank of America Corp. 6.500%—08/01/2016	116
100	Banque PSA Finance SA 2.205%—04/04/2014[1,3]	99
300	BRF - Brasil Foods SA 5.875%—06/06/2022[3]	333
400	Community Health Systems Inc. 5.125%—08/15/2018	422
€100	Goldman Sachs Group Inc. 0.540%—05/23/2016[1]	132
$100	Goldman Sachs Group Inc. MTN[6] 5.375%—03/15/2020	113
100	7.500%—02/15/2019	126

		239

$100	Hewlett-Packard Co. 0.592%—05/24/2013[1]	100
100	International Lease Finance Corp. 6.500%—09/01/2014[3]	107
300	International Lease Finance Corp. MTN[6] 6.375%—03/25/2013	302
£100	LBG Capital No. 1 plc 7.869%—08/25/2020	168
$100	Morgan Stanley 5.750%—01/25/2021	114

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)				Value (000s)

	$100		Morgan Stanley MTN[6] 7.300%—05/13/2019	$123
	100		Reynolds Group Issuer Inc. 6.875%—02/15/2021	107
	300		SLM Corp. MTN[6] 0.601%—01/27/2014[1]	298
	300		UBS AG MTN[6] 5.875%—12/20/2017	357
	100		Volkswagen International Finance NV 1.875%—04/01/2014[3]	101
	50		Wynn Las Vegas LLC 7.750%—08/15/2020	57

	TOTAL CORPORATE BONDS & NOTES (Cost $3,392)			3,583

FOREIGN GOVERNMENT OBLIGATIONS—9.0%
AUD$	600		Australia Government Bond 5.500%—12/15/2013-04/21/2023	704
	€100		Autonomous Community of Madrid Spain 4.200%—09/24/2014	136
	500		Bundesschatzanweisungen 1.750%—06/14/2013	683
CAD$	200		Canadian Government Bond 1.750%—03/01/2013	201
	€100		Junta de Castilla y Leon 6.505%—03/01/2019	135
MEX$	930		Mexican Bonos 6.500%—06/10/2021	81
	1,800		10.000%—12/05/2024	202

				283

CAD$	200		Province of Ontario Canada 3.150%—06/02/2022	205
	$200		Province of Quebec Canada 2.750%—08/25/2021	206
	200		Russian Foreign Bond - Eurobond 4.500%—04/04/2022[3]	221
	£119		U.K. Gilt Inflation Linked[7] 1.875%—11/22/2022	247
	$200		Vnesheconombank Via Veb Finance plc 6.025%—07/05/2022[3]	230

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,138)			3,251

MORTGAGE PASS-THROUGH—17.4%
	99		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 1.582%—10/25/2021[5]	11
	—	[a]	Federal Home Loan Mortgage Corp. REMIC[8] 0.556%—12/15/2030[1]	—
	13		Federal National Mortgage Association 2.295%—07/01/2032[1]	14
	984		2.500%—08/01/2022-11/01/2027	1,021
	1,652		3.500%—02/01/2026	1,748
	763		4.000%—06/01/2041-11/01/2041	812
	21		4.500%—02/01/2026	23

				3,618

	36		Federal National Mortgage Association REMIC[8] 0.324%—03/25/2034[1]	35
	1,000		Federal National Mortgage Association TBA[9] 4.000%—02/14/2028	1,068
	500		4.500%—02/12/2043	537

				1,605

	$1,000		Government National Mortgage Association TBA[9] 3.000%—02/19/2043	$1,044

	TOTAL MORTGAGE PASS-THROUGH (Cost $6,290)			6,313

MUNICIPAL BONDS—2.0%
	100		Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	90
	100		6.000%—06/01/2042	92

				182

	100		California State 7.600%—11/01/2040	149
	200		New York City NY 5.887%—12/01/2024	258
	100		Whiting IN 5.250%—01/01/2021	123

	TOTAL MUNICIPAL BONDS (Cost $545)			712

PURCHASED OPTIONS—0.1%

No. of Contracts
	700,000		Credit Default Option 5 year 5.000%—03/20/2013-04/17/2013	5
	1,000,000		1.000%—03/20/2013	7

				12

	100,000		Currency Option Australian Dollar vs. U.S. Dollar AUD$ 1.021—03/14/2013	—
	600,000		Currency Option U.S. Dollar vs. Chinese Yuan $6.354—11/04/2013-01/14/2014	3
	500,000		$6.336—04/11/2013	—
	400,000		$6.420—09/11/2013	5
	100,000		$6.445—03/06/2013	—
	200,000		$6.552—10/11/2013	—

				8

	500,000		Interest Rate Swap Option 30 year 3.270%—04/29/2013-06/11/2013	14
	200,000		3.800%—12/18/2013	1

				15

	TOTAL PURCHASED OPTIONS (Cost $63)			35

U.S. GOVERNMENT OBLIGATIONS—37.9%
Principal Amount (000s)
	$200		U.S. Treasury Bonds 2.750%—11/15/2042	184
	100		3.125%—11/15/2041	100
	200		3.500%—02/15/2039	217
	100		3.875%—08/15/2040	115
	500		4.375%—02/15/2038	623
	1,000		6.250%—08/15/2023[10]	1,404
	100		7.125%—02/15/2023	148
	100		7.500%—11/15/2024	155

				2,946

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$610	U.S. Treasury Inflation Indexed Bonds[7] 0.125%—01/15/2022[10]	$660
200	0.125%—01/15/2023	214
815	0.750%—02/15/2042	866
317	1.250%—07/15/2020[10]	376
105	2.125%—02/15/2041	151

		2,267

700	U.S. Treasury Notes 1.000%—06/30/2019-11/30/2019	686
300	1.500%—07/31/2016	310
2,800	1.625%—08/15/2022	2,725
1,100	1.750%—05/15/2022	1,087
100	1.875%—09/30/2017	105
1,400	2.000%—11/15/2021-02/15/2022	1,424
1,300	2.125%—08/15/2021	1,342
100	2.500%—06/30/2017	108
600	3.125%—05/15/2019-05/15/2021	670
50	3.625%—08/15/2019	58

		8,515

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $13,691)		13,728

SHORT-TERM INVESTMENTS—3.9%
COMMERCIAL PAPER—1.4%
500	Ford Motor Credit Co. 1.100%—10/04/2013	496

REPURCHASE AGREEMENTS—2.2%
$400	Repurchase Agreement with Bank of America dated January 31, 2013 due February 01, 2013 at 0.160% collateralized by U.S. Treasury Notes (market value $409)	$400
400	Repurchase Agreement with Barclays Capital dated January 31, 2013 due February 01, 2013 at 0.180% collateralized by Federal National Mortgage Association (market value $422)	400

		800

U.S. GOVERNMENT OBLIGATIONS—0.3%
100	U.S. Treasury Bills 0.103%—07/18/2013[10]	100

TOTAL SHORT-TERM INVESTMENTS (Cost $1,396)		1,396

TOTAL INVESTMENTS—107.7% (Cost $37,106)		39,042

CASH AND OTHER ASSETS, LESS LIABILITIES—(7.7)%		(2,806)

TOTAL NET ASSETS—100.0%		$36,236

FUTURES CONTRACTS OPEN AT JANUARY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate—3 month (Buy)	7	€1,750	06/16/2014	$(5)
Euribor Interest Rate—3 month (Buy)	5	1,250	09/15/2014	—
Euribor Interest Rate—3 month (Buy)	9	2,250	12/15/2014	(3)
Euro Oat Futures (Sell)	17	1,700	03/07/2013	31
Eurodollar Futures-CME 90 day (Buy)	12	$3,000	12/14/2015	(5)
U.S. Treasury Bond Future—30 year (Sell)	5	500	03/19/2013	29
U.S. Treasury Note Futures—2 year (Sell)	6	1,200	03/28/2013	—
U.S. Treasury Note Futures—5 year (Sell)	18	1,800	03/28/2013	16
U.S. Treasury Note Futures—10 year (Buy)	4	400	03/19/2013	(8)
Volatility Index Futures (Buy)	2	2	02/12/2013	(3)

				$52

WRITTEN OPTIONS OPEN AT JANUARY 31, 2013

Description	Number of Contracts	Strike Rate	Expiration Date	Premium (000s)	Value (000s)
Credit Default Option 5 year (Put)	1,000,000	1.00%	04/17/2013	$4	$(3)
Credit Default Option 5 year (Put)	3,500,000	1.00	03/20/2013	11	(4)
Interest Rate Swap Option 2 year (Put)	1,200,000	1.15	07/24/2013	3	(3)
Interest Rate Swap Option 5 year (Call)	300,000	0.85	03/18/2013	—	—
Interest Rate Swap Option 5 year (Call)	1,400,000	1.40	03/18/2013	9	(23)
Interest Rate Swap Option 5 year (Put)	300,000	1.25	03/18/2013	1	(1)
Interest Rate Swap Option 5 year (Put)	1,400,000	1.40	03/18/2013	34	(1)
Interest Rate Swap Option 5 year (Put)	1,000,000	1.70	07/24/2013	5	(5)
Interest Rate Swap Option 5 year (Put)	600,000	1.30	04/29/2013	2	(2)
Interest Rate Swap Option 7 year (Put)	100,000	1.65	03/18/2013	—	—
Interest Rate Swap Option 10 year (Call)	300,000	1.80	07/29/2013	1	(1)

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Number of Contracts	Strike Rate	Expiration Date	Premium (000s)	Value (000s)
Interest Rate Swap Option 10 year (Call)	300,000	3.00%	03/11/2013	$6	$(40)
Interest Rate Swap Option 10 year (Put)	300,000	2.65	07/29/2013	2	(2)

Total Written Options				$78	$(85)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Deutsche Bank AG	$20	$20	02/21/2013	$—
Australian Dollar (Sell)	HSBC Bank USA N.A.	492	491	02/21/2013	(1)
Australian Dollar (Sell)	UBS AG	1,225	1,229	02/21/2013	4
Brazilian Real (Buy)	Deutsche Bank AG	9	9	02/04/2013	—
Brazilian Real (Buy)	Goldman Sachs Group Inc.	3	3	04/02/2013	—
Brazilian Real (Buy)	HSBC Bank USA N.A.	215	207	02/04/2013	8
Brazilian Real (Buy)	HSBC Bank USA N.A.	10	10	04/02/2013	—
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	85	81	03/04/2013	4
Brazilian Real (Buy)	UBS AG	179	171	03/04/2013	8
Brazilian Real (Buy)	UBS AG	238	231	04/02/2013	7
Brazilian Real (Sell)	UBS AG	224	217	02/04/2013	(7)
British Pound Sterling (Sell)	Deutsche Bank AG	931	944	03/12/2013	13
Canadian Dollar (Sell)	Barclays plc	3	3	03/21/2013	—
Canadian Dollar (Sell)	Deutsche Bank AG	405	410	03/21/2013	5
Chinese Yuan (Buy)	Bank of America Corp.	123	122	02/01/2013	1
Chinese Yuan (Buy)	Barclays plc	1,414	1,397	02/01/2013	17
Chinese Yuan (Buy)	Barclays plc	1,404	1,402	08/05/2013	2
Chinese Yuan (Buy)	Deutsche Bank AG	93	91	02/01/2013	2
Chinese Yuan (Buy)	Deutsche Bank AG	49	49	08/05/2013	—
Chinese Yuan (Buy)	Goldman Sachs Group Inc.	36	36	02/01/2013	—
Chinese Yuan (Buy)	JP Morgan Chase & Co.	411	401	02/01/2013	10
Chinese Yuan (Buy)	UBS AG	204	200	02/01/2013	4
Chinese Yuan (Sell)	Bank of America Corp.	123	120	02/01/2013	(3)
Chinese Yuan (Sell)	Barclays plc	1,415	1,402	02/01/2013	(13)
Chinese Yuan (Sell)	Deutsche Bank AG	93	92	02/01/2013	(1)
Chinese Yuan (Sell)	Goldman Sachs Group Inc.	36	36	02/01/2013	—
Chinese Yuan (Sell)	JP Morgan Chase & Co.	410	406	02/01/2013	(4)
Chinese Yuan (Sell)	UBS AG	204	202	02/01/2013	(2)
Euro Currency (Buy)	Credit Suisse Group AG	62	61	03/18/2013	1
Euro Currency (Buy)	Deutsche Bank AG	40	39	03/18/2013	1
Euro Currency (Buy)	JP Morgan Chase & Co.	294	281	10/11/2013	13
Euro Currency (Sell)	Barclays plc	2,282	2,194	03/18/2013	(88)
Euro Currency (Sell)	JP Morgan Chase & Co.	294	262	10/11/2013	(32)
Euro Currency (Sell)	UBS AG	151	148	03/18/2013	(3)
Euro Currency (Sell)	UBS AG	679	633	06/14/2013	(46)
Hungarian Forint (Sell)	JP Morgan Chase & Co.	212	205	02/12/2013	(7)
Japanese Yen (Sell)	Deutsche Bank AG	262	324	10/11/2016	62
Japanese Yen (Sell)	UBS AG	151	155	04/17/2013	4
Mexican Peso (Buy)	HSBC Bank USA N.A.	25	24	04/03/2013	1
Mexican Peso (Sell)	JP Morgan Chase & Co.	79	77	04/03/2013	(2)
Turkish Lira (Sell)	JP Morgan Chase & Co.	204	201	04/30/2013	(3)

					$(45)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.500%	03/15/2023	AUD$	100	$(2)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.750	03/15/2023		400	(6)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.000	03/15/2023		300	(1)

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

EXCHANGE CLEARED SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.250%	03/15/2023	AUD$	200	$4
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.000	06/16/2016	CAD$	1,000	4
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.500	12/18/2023		400	(4)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.625	09/16/2043		200	6
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	09/21/2016		€200	10
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/21/2017		200	7
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.750	03/20/2023		900	4
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	3.143	12/20/2040		1,300	23
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	03/21/2023		¥70,000	(4)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	2.000	12/21/2041		20,000	18
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	0.500	06/19/2015		$2,000	2
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	0.750	06/19/2017		1,000	—
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	06/19/2023		3,800	4
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043		1,000	12

Interest Rate Swaps							$77

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Dow Jones CDX North America High Yield Index Series 15	Buy	5.000%	12/20/2015	2.526%	$(33)	$19	$480	$(52)
CME Group	Dow Jones CDX North America Investment Grade Index Series 15	Buy	1.000	12/20/2015	0.508	(8)	3	600	(11)
CME Group	Dow Jones CDX North America Investment Grade Index Series 16	Buy	1.000	06/20/2016	0.609	(5)	7	400	(12)
CME Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	1.000	12/20/2017	0.890	(3)	(2)	500	(1)
CME Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	5.000	12/20/2017	4.458	(95)	(50)	3,300	(45)

Credit Default Swaps									$(121)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	AUD Bank Bill 6-Month	Pay	4.750%	12/14/2017	AUD$	300	$18
Barclays plc	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	5.500	06/15/2013		1,500	15
Barclays plc	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.750	03/15/2018		300	17
UBS AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.750	12/15/2017		300	17
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	7.585	01/02/2015	R$	1,100	—
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.440	01/02/2015		400	—
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	9.880	01/02/2015		2,800	61
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.420	01/02/2017		500	(2)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.860	01/02/2017		100	—
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	7.620	01/02/2015		200	—

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.140%	01/02/2015	R$	1,700	$41
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.415	01/02/2017		800	(2)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	7.550	01/02/2015		200	—
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	7.775	01/02/2015		2,100	1
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	9.010	01/02/2017		400	(1)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	7.785	01/02/2014		1,600	2
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	8.640	01/02/2017		200	(1)
BNP Paribas S.A.	British Bankers’ Association LIBOR JPY 6-Month	Receive	2.000	12/21/2041		¥20,000	11
Deutsche Bank AG	British Bankers’ Association LIBOR JPY 6-Month	Receive	1.000	12/21/2018		90,000	(28)
Barclays plc	SEK-STIBOR-Bloomberg 3-Month	Pay	2.500	09/15/2016	kr	1,300	7

Interest Rate Swaps							$156

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	BNP Paribas 4.250% due 01/16/2014	Buy	1.000%	03/20/2017	0.999%	$—	$5	€100	$(5)
JP Morgan Chase & Co.	BNP Paribas 4.250% due 01/16/2014	Buy	1.000	06/20/2017	1.082	—	10	100	(10)
Bank of America Corp.	Markit iTraxx Europe Indices Series 18 Version 1	Buy	1.000	12/20/2017	1.126	7	5	1,100	2
Deutsche Bank AG	Markit iTraxx Europe Crossover Series 17 Version 1	Buy	5.000	06/20/2017	3.788	(14)	1	200	(15)
UBS AG	Markit iTraxx Europe Crossover Series 17 Version 1	Buy	5.000	06/20/2017	3.788	(7)	(2)	100	(5)
JP Morgan Chase & Co.	Markit iTraxx Europe Indices Senior Financials Series 16 Version 1	Buy	1.000	12/20/2016	1.533	2	5	100	(3)
Deutsche Bank AG	Markit iTraxx Europe Indices Senior Financials Series 17 Version 1	Buy	1.000	06/20/2017	1.549	3	5	100	(2)
UBS AG	Markit iTraxx Europe Indices Series 9 Version 1	Buy	0.250	06/20/2018	0.481	10	5	600	5
Deutsche Bank AG	Markit iTraxx Europe Indices Series 17 Version 1	Buy	1.000	06/20/2017	1.065	1	4	300	(3)
Morgan Stanley & Co. LLC	Markit iTraxx Europe Indices Series 17 Version 1	Buy	1.000	06/20/2017	1.065	4	25	1,900	(21)
Bank of America Corp.	Standard Chartered Bank	Buy	1.000	06/20/2017	0.877	(1)	3	100	(4)
Bank of America Corp.	Markit iTraxx Japan Index Series 16 Version 1	Buy	1.000	12/20/2016	1.061	—	5	¥10,000	(5)
BNP Paribas S.A.	Alcoa Inc. 5.720% due 02/23/2019	Buy	1.000	06/20/2016	1.800	3	3	$100	—
Deutsche Bank AG	Arrow Electronics Inc. 6.875% due 06/01/2018	Buy	1.000	03/20/2017	1.157	1	1	100	—
Goldman Sachs Group Inc.	Carnival Corp. 6.650% due 01/15/2028	Buy	1.000	09/20/2016	0.547	(2)	—	100	(2)
Goldman Sachs Group Inc.	Carnival Corp. 6.650% due 01/15/2028	Buy	1.000	03/20/2018	0.775	(1)	(1)	100	—
Bank of America Corp.	Caterpillar Inc. 5.700% due 08/15/2016	Buy	1.000	09/20/2016	0.458	(2)	—	100	(2)
Bank of America Corp.	Costco Wholesale Corp. 5.500% due 03/15/2017	Buy	1.000	03/20/2017	0.319	(3)	(3)	100	—
Bank of America Corp.	General Electric Capital Corp. 5.625% due 09/15/2017	Buy	1.000	09/20/2016	0.756	(1)	1	100	(2)
Bank of America Corp.	Kingdom of Sweden 3.125% due 05/07/2014	Buy	0.250	09/20/2021	0.343	1	3	200	(2)
Bank of America Corp.	Kohl’s Corp. 6.250% due 12/15/2017	Buy	1.000	06/20/2016	1.555	2	(1)	100	3
Bank of America Corp.	Limited Brands Inc. 6.900% due 07/15/2017	Buy	1.000	03/20/2017	1.724	3	5	100	(2)
Deutsche Bank AG	Limited Brands Inc. 6.900% due 07/15/2017	Buy	1.000	03/20/2017	1.724	3	6	100	(3)

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	1.000%	09/20/2017	0.617%	$(2)	$(2)	$100	$—
Bank of America Corp.	Macy’s Inc. 7.450% due 07/15/2017	Buy	1.000	03/20/2017	0.882	(2)	3	400	(5)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.569	(2)	1	100	(3)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	03/20/2017	0.641	(3)	(1)	200	(2)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	06/20/2017	0.700	(1)	—	100	(1)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	12/20/2017	0.798	(1)	—	100	(1)
Goldman Sachs Group Inc.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.569	(2)	2	100	(4)
UBS AG	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	03/20/2017	0.641	(2)	(1)	100	(1)
Bank of America Corp.	Nordstrom Inc. 6.950% due 03/15/2028	Buy	1.000	09/20/2016	0.535	(2)	—	100	(2)
Credit Suisse Group AG	Nordstrom Inc. 6.950% due 03/15/2028	Buy	1.000	12/20/2017	0.759	(1)	—	100	(1)
JP Morgan Chase & Co.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	12/20/2016	0.496	2	(5)	100	7
BNP Paribas S.A.	Ryder System Inc. 6.950% due 12/01/2025	Buy	1.000	09/20/2016	0.786	(1)	—	100	(1)
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. 6.750% due 05/15/2018	Buy	1.000	03/20/2017	0.810	(1)	—	100	(1)
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.281	(3)	(2)	100	(1)
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.315	(3)	(3)	100	—
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.315	(6)	(4)	200	(2)
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	09/20/2017	0.363	(3)	(3)	100	—
JP Morgan Chase & Co.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.281	(3)	(3)	100	—
Goldman Sachs Group Inc.	The Home Depot Inc. 5.875% due 12/16/2036	Buy	1.000	12/20/2016	0.276	(3)	(2)	100	(1)
Bank of America Corp.	The Kroger Co. 6.150% due 01/15/2020	Buy	1.000	12/20/2016	0.732	(1)	—	100	(1)
Barclays plc	The Williams Companies Inc. 7.500% due 01/15/2031	Buy	1.000	09/20/2016	0.987	—	3	100	(3)
BNP Paribas S.A.	United Parcel Service Inc. 8.375% due 04/01/2030	Buy	1.000	09/20/2017	0.291	(3)	(3)	100	—
Bank of America Corp.	Wal-Mart Stores Inc. 5.875% due 04/05/2027	Buy	1.000	06/20/2017	0.321	(3)	(3)	100	—
Bank of America Corp.	Wal-Mart Stores Inc. 5.875% due 04/05/2027	Buy	1.000	06/20/2021	0.576	(3)	(2)	100	(1)
Bank of America Corp.	Wells Fargo & Co. 0.501% due 10/28/2015	Buy	1.000	12/20/2016	0.561	(4)	4	200	(8)
Deutsche Bank AG	Wells Fargo & Co. 0.501% due 10/28/2015	Buy	1.000	09/20/2016	0.526	(2)	1	100	(3)
Deutsche Bank AG	Wells Fargo & Co. 0.501% due 10/28/2015	Buy	1.000	12/20/2016	0.561	(4)	5	200	(9)
Credit Suisse Group AG	Whirlpool Corp. 7.750% due 07/15/2016	Buy	1.000	12/20/2017	1.137	2	7	300	(5)
Barclays plc	YUM! Brands, Inc. 6.250% due 03/15/2018	Buy	1.000	12/20/2017	0.677	(2)	(2)	100	—

Credit Default Swaps									$(125)

Total Swaps									$(13)

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2013

ParValue (000s)	Security	Proceeds (000s)	Value (000s)
$7,700	Federal National Mortgage Association TBA[9]	$8,181	$(8,153)
1,000	Government National Mortgage Association TBA[9]	1,071	(1,073)
500	U.S. Treasury Bonds	561	(554)
102	U.S. Treasury Inflation Indexed Bonds[7]	116	(116)
2,000	U.S. Treasury Notes	2,129	(2,131)

	Fixed Income Investments Sold Short	$12,058	$(12,027)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$5,664	$874	$6,538
Bank Loan Obligations	—	301	—	301
Collateralized Mortgage Obligations	—	2,800	—	2,800
Convertible Bonds	—	380	—	380
Convertible Preferred Stocks	5	—	—	5
Corporate Bonds & Notes	—	3,583	—	3,583
Foreign Government Obligations	—	3,251	—	3,251
Mortgage Pass-Through	—	6,313	—	6,313
Municipal Bonds	—	712	—	712
Purchased Options	—	35	—	35
U.S. Government Obligations	—	13,728	—	13,728
Short-Term Investments
Commercial Paper	—	496	—	496
Repurchase Agreements	—	800	—	800
U.S. Government Obligations	—	100	—	100

Total Investments in Securities	$5	$38,163	$874	$39,042

Liability Category
Fixed Income Investments Sold Short	$—	$(12,027)	$—	$(12,027)

Investments in Other Financial Instruments Forward Currency Contracts	—	(45)	—	(45)
Futures Contracts	52	—	—	52
Swap Agreements	—	(13)	—	(13)
Written Options	—	(85)	—	(85)

Total Investments in Other Financial Instruments	$52	$(143)	$—	$(91)

Total Investments	$57	$25,993	$874	26,924

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2013[w] (000s)
Asset-Backed Securities	$977	$—	$(55)	$2	$14	$9	$—	$(73)[h]	$874
Written Options	(2)	—	—	—	2	—	—	—	—

	$975	$—	$(55)	$2	$16	$9	$—	$(73)[h]	$874

There were no significant transfers between Level 1 and Level 2 during the period.

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS — Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 1/31/2013	Valuation Technique	Unobservable Inputs	Inputs Value(s)
Investments in Securities
Asset-Backed Securities
Belle Haven ABS CLO Ltd. Series 2004—1A Cl. A1ST2	$25	Benchmark Pricing	Base Price	$50.81
Belle Haven ABS CLO Ltd. Series 2004—1A Cl. A1SB2	51	Benchmark Pricing	Base Price	50.81
Huntington CLO Ltd.[2]	105	Benchmark Pricing	Base Price	92.01
Newcastle CDO V Ltd.[2]	110	Benchmark Pricing	Base Price	91.17
Sierra Madre Funding Ltd. Series 2004—1A Cl. A1A2	132	Benchmark Pricing	Base Price	70.43
Sierra Madre Funding Ltd. Series 2004—1A Cl. ALTB[2]	306	Benchmark Pricing	Base Price	70.52
Triaxx Prime CLO Series 2006—2A Cl. A1A2	29	Benchmark Pricing	Base Price	86.87
Triaxx Prime CLO Series 2006—2A Cl. A1B2[2]	116	Benchmark Pricing	Base Price	86.87

	$874

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$29	$(270)
Foreign Exchange Contracts	175	(212)
Interest Rate Contracts	375	(153)

Total	$579	$(635)

18

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2013.

2	CLO after the name of a security stands for Collateralized Loan Obligations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $3,388 or 9% of net assets.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2013.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2013. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	At January 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $2,540 or 7% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2013
Asset-Backed Securities	$61

x	Fair valued in accordance with Harbor Funds Valuation Procedures using , which is a Level 3 input.

y	Valued by subadvisor in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

kr	Swedish Krona.

The accompanying notes are an integral part of the Portfolio of Investments.

19

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the

20

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, each Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to the accounting for repurchase agreements and similar agreements that entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. Effective November 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (a “sale-buyback”) as financing transactions, and as a result, the Funds may have recorded interest expense. These transactions were previously accounted for as purchases and sales.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, each Fund entered into such financing transactions referred to as sale-buybacks.

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended January 31, 2013 was $108,542 at a weighted average interest rate of 0.245% for the Harbor Commodity Real Return Strategy Fund and $1,895 at a weighted average interest rate of 0.265% for the Harbor Unconstrained Bond Fund.

Short Sales

During the period, each Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Straddle Options

A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, each Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2013 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $300 and $100, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, each Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price, and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, each Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with hares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2013, the Subsidiary represented approximately $74,166 or approximately 20% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. ASU 2011-11 will require additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. ASU 2011-11 will become effective for interim or annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2013 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$468,972	$8,942	$(971)	$7,971
Harbor Unconstrained Bond Fund	37,106	2,236	(300)	1,936

29

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.SM.0113

Quarterly Schedule of Portfolio Holdings

January 31, 2013

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 5.2%)

CONVERTIBLE BONDS—86.2%
Principal Amount (000s)		Value (000s)

AEROSPACE & DEFENSE—2.8%
	Alliant Techsystems Inc.
$2,020	3.000%—08/15/2024	$2,156
	L-3 Communications Holdings Inc.
1,580	3.000%—08/01/2035	1,609

		3,765

BEVERAGES—1.4%
	Molson Coors Brewing Co.
$1,850	2.500%—07/30/2013	$1,887

BUILDING PRODUCTS—1.1%
	Lennar Corp.
1,000	2.000%—12/01/2020[1]	1,531

COMMERCIAL SERVICES & SUPPLIES—1.1%
	Covanta Holding Corp.
1,175	3.250%—06/01/2014	1,493

COMMUNICATIONS EQUIPMENT—1.5%
	Arris Group Inc.
1,800	2.000%—11/15/2026	1,989

CONTAINERS & PACKAGING—2.0%
	Owens-Brockway Glass Container Inc.
2,705	3.000%—06/01/2015[1]	2,715

DIVERSIFIED FINANCIAL SERVICES—1.5%
	Affiliated Managers Group Inc.
1,725	3.950%—08/15/2038	2,055

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	TW Telecom Inc.
300	2.375%—04/01/2026	445

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
	General Cable Corp.
3,075	0.875%—11/15/2013	3,081

ENERGY EQUIPMENT & SERVICES—5.1%
	Bristow Group Inc.
1,100	3.000%—06/15/2038	1,202
	Exterran Holdings Inc.
2,675	4.250%—06/15/2014	3,181
	Hornbeck Offshore Services Inc.
2,400	1.625%—11/15/2026[2]	2,416

		6,799

FOOD PRODUCTS—1.4%
	Archer-Daniels-Midland Co.
1,875	0.875%—02/15/2014	1,890

HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
	Alere Inc.
2,025	3.000%—05/15/2016	1,932
	Hologic Inc.
2,830	2.000%—03/01/2042[2]	3,060
	Medtronic Inc.
1,600	1.625%—04/15/2013	1,608
	NuVasive Inc.
3,025	2.750%—07/01/2017	2,836

		9,436

HEALTH CARE PROVIDERS & SERVICES—5.4%
	Health Care REIT Inc.
1,250	3.000%—12/01/2029	1,549
	LifePoint Hospitals Inc.
2,675	3.500%—05/15/2014	2,857
	Omnicare Inc.
2,725	3.250%—12/15/2035	2,732

		7,138

HOTELS, RESTAURANTS & LEISURE—4.4%
	Host Hotels & Resorts LP
825	3.250%—04/15/2024[1]	974

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
	International Game Technology
$2,200	3.250%—05/01/2014	$2,328
	MGM Resorts International
2,320	4.250%—04/15/2015	2,520

		5,822

HOUSEHOLD DURABLES—1.5%
	Griffon Corp.
600	4.000%—01/15/2017[1]	656
	Jarden Corp.
1,215	1.875%—09/15/2018[1]	1,341

		1,997

INDUSTRIAL CONGLOMERATES—2.0%
	Siemens Financieringsmaatschappij NV
2,500	1.050%—08/16/2017	2,601

INTERNET SOFTWARE & SERVICES—1.0%
	WebMD Health Corp.
1,440	2.500%—01/31/2018	1,279

LEISURE EQUIPMENT & PRODUCTS—1.6%
	Live Nation Entertainment Inc.
2,150	2.875%—07/15/2027	2,155

LIFE SCIENCES TOOLS & SERVICES—5.6%
	Charles River Laboratories International Inc.
2,415	2.250%—06/15/2013	2,444
	Illumina Inc.
2,560	0.250%—03/15/2016[1]	2,467
	Integra LifeSciences Holdings Corp.
2,505	1.625%—12/15/2016	2,619

		7,530

MACHINERY—2.9%
	Greenbrier Cos. Inc.
700	3.500%—04/01/2018	681
	Trinity Industries Inc.
2,650	3.875%—06/01/2036	3,149

		3,830

MEDIA—1.8%
	Inmarsat plc
1,100	1.750%—11/16/2017	1,449
	Liberty Media LLC
351	3.125%—03/30/2023	516
	XM Satellite Radio Inc.
250	7.000%—12/01/2014[1]	458

		2,423

METALS & MINING—3.2%
	ArcelorMittal SA
1,545	5.000%—05/15/2014	1,622
	Steel Dynamics Inc.
2,315	5.125%—06/15/2014	2,608

		4,230

OIL, GAS & CONSUMABLE FUELS—5.3%
	Chesapeake Energy Corp.
2,975	2.500%—05/15/2037	2,908
	Goodrich Petroleum Corp.
1,530	5.000%—10/01/2029	1,470
	PetroBakken Energy Ltd.
2,700	3.125%—02/08/2016	2,680

		7,058

PHARMACEUTICALS—1.2%
	Teva Pharmaceutical Finance LLC
$1,600	0.250%—02/01/2026	$1,650

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
	Boston Properties LP
1,685	3.625%—02/15/2014[1]	1,774
	ProLogis LP
2,025	3.250%—03/15/2015	2,383

		4,157

ROAD & RAIL—0.8%
	Avis Budget Group Inc.
700	3.500%—10/01/2014	1,015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.4%
	Linear Technology Corp.
1,800	3.000%—05/01/2027	1,920
	Micron Technology Inc.
2,535	1.875%—06/01/2014	2,545
	SanDisk Corp.
1,765	1.000%—05/15/2013	1,765
	TTM Technologies Inc.
2,275	3.250%—05/15/2015	2,286

		8,516

SOFTWARE—5.4%
	Electronic Arts Inc.
2,975	0.750%—07/15/2016	2,824
	Rovi Corp.
2,250	2.625%—02/15/2040	2,281
	Tibco Software Inc.
2,160	2.250%—05/01/2032[1]	2,112

		7,217

SPECIALTY RETAIL—2.1%
	Group 1 Automotive Inc.
2,285	2.250%—06/15/2036[2]	2,806

TEXTILES, APPAREL & LUXURY GOODS—2.0%
	Iconix Brand Group Inc.
2,425	2.500%—06/01/2016[1]	2,620

TRADING COMPANIES & DISTRIBUTORS—0.2%
	Titan Machinery Inc.
215	3.750%—05/01/2019[1]	219

WIRELESS TELECOMMUNICATION SERVICES—2.7%
	Leap Wireless International Inc.
3,175	4.500%—07/15/2014	3,080
	SBA Communications Corp.
340	1.875%—05/01/2013	573

		3,653

TOTAL CONVERTIBLE BONDS (Cost $109,974)		115,002

CORPORATE BONDS & NOTES—8.6%
AUTO COMPONENTS—0.7%
	American Axle & Manufacturing Inc.
450	7.875%—03/01/2017	465
	Goodyear Tire & Rubber Co.
475	7.000%—05/15/2022	512

		977

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL BANKS—0.5%
	CIT Group Inc.
$600	5.000%—05/15/2017-08/15/2022	$641

COMMERCIAL SERVICES & SUPPLIES—0.1%
	Iron Mountain Inc.
100	8.375%—08/15/2021	111

CONTAINERS & PACKAGING—0.2%
	Reynolds Group Issuer Inc.
250	9.875%—08/15/2019	274

DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
	CenturyLink Inc.
500	5.800%—03/15/2022	524
	Frontier Communications Corp.
500	8.500%—04/15/2020	580

		1,104

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Community Health Systems Inc.
500	5.125%—08/15/2018	528

HEALTH CARE PROVIDERS & SERVICES—0.9%
	DaVita Inc.
500	6.625%—11/01/2020	548
	HCA Inc.
400	4.750%—05/01/2023	403
	Vanguard Health Holding Co. II LLC
250	8.000%—02/01/2018	266

		1,217

MACHINERY—0.4%
	Terex Corp.
450	6.500%—04/01/2020	480

MEDIA—1.4%
	CCO Holdings LLC
500	5.250%—09/30/2022	498
	Mediacom Capital Corp.
500	7.250%—02/15/2022	547
	Virgin Media Finance plc
350	4.875%—02/15/2022	351
500	5.250%—02/15/2022	525

		876

		1,921

METALS & MINING—0.5%
	FMG Resources (August 2006) Pty Ltd.
100	6.875%—04/01/2022[1]	104
500	8.250%—11/01/2019[1]	539

		643

OIL, GAS & CONSUMABLE FUELS—1.7%
	AmeriGas Finance LLC
$200	6.750%—05/20/2020	$218
	Copano Energy LLC
200	7.125%—04/01/2021	230
	Denbury Resources Inc.
600	4.625%—07/15/2023	589
	MarkWest Energy Finance Corp.
200	4.500%—07/15/2023	199
350	5.500%—02/15/2023	371

		570

	Plains Exploration & Production Co.
250	6.125%—06/15/2019	277
200	6.500%—11/15/2020	222

		499

	Regency Energy Partners LP
150	5.500%—04/15/2023	160

		2,266

SPECIALTY RETAIL—0.5%
	Limited Brands Inc.
300	5.625%—02/15/2022	324
	Sally Holdings LLC
350	5.750%—06/01/2022	372

		696

TEXTILES, APPAREL & LUXURY GOODS—0.5%
	Hanesbrands Inc.
550	6.375%—12/15/2020	598

TOTAL CORPORATE BONDS & NOTES (Cost $10,890)		11,456

SHORT-TERM INVESTMENTS—5.2%
(Cost $6,989)
REPURCHASE AGREEMENTS
6,989	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal Home Loan Banks (market value $7,133)	6,989

TOTAL INVESTMENTS—100.0% (Cost $127,853)		133,447

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(57)

TOTAL NET ASSETS—100.0%		$133,390

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $17,510 or 13% of net assets.

2	Step coupon security.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 10.6%)

ARGENTINA—0.6%
	(Cost $119)
Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Argentine Republic Government International Bond
	€148	7.820%—12/31/2033	$117

BRAZIL—8.1%
	CORPORATE BONDS & NOTES—1.7%
		BM & FBovespa SA
	$100	5.500%—07/16/2020	114
		BR Malls International Finance Ltd.
	70	8.500%—01/29/2049[1]	78
	CORPORATE BONDS & NOTES—Continued
	$8	8.500%—01/29/2049[1,2]	$9

			87

		General Shopping Finance Ltd.
	39	10.000%—11/29/2049[1,2]	39
		Petrobras International Finance Co.
	29	2.875%—02/06/2015	30
	23	5.375%—01/27/2021	25

			55

		Vale Overseas Ltd.
	40	4.625%—09/15/2020	43

			338

	CREDIT-LINKED NOTES—4.0%
		Brazil Notas do Tesouro Nacional Série B
R$	350	6.000%—08/15/2016-08/15/2022[4]	473
		Brazil Notas do Tesouro Nacional Série F
	580	10.000%—01/01/2017-01/01/2023	301

			774

	FOREIGN GOVERNMENT OBLIGATIONS—2.4%
		Brazil Notas do Tesouro Nacional Série B
	77	6.000%—05/15/2015[4]	94
		Brazil Notas do Tesouro Nacional Série F
	104	10.000%—01/01/2017-01/01/2023	54
		Brazilian Government International Bond
	$119	7.125%—01/20/2037	172
	25	8.250%—01/20/2034	40

			212

		European Bank for Reconstruction & Development MTN[3]
R$	200	9.000%—04/28/2014	104

			464

	TOTAL BRAZIL (Cost $1,578)		1,576

CHILE—1.9%
	CORPORATE BONDS & NOTES—0.5%
		Telefonica Chile SA
	$100	3.875%—10/12/2022	100

	FOREIGN GOVERNMENT OBLIGATIONS—1.4%
		Corp. Nacional del Cobre de Chile
	200	3.875%—11/03/2021	213
	39	5.625%—09/21/2035[2]	46

			259

	TOTAL CHILE (Cost $367)		359

CHINA—1.1%
	CORPORATE BONDS & NOTES—0.5%
		Tencent Holdings Ltd.
	100	3.375%—03/05/2018[2]	103

	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Sinochem Overseas Capital Co. Ltd.
	100	4.500%—11/12/2020[2]	106

	TOTAL CHINA (Cost $212)		209

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

COLOMBIA—4.6%

Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—0.9%
		BanColombia SA
	$53	5.125%—09/11/2022	$55
	50	6.125%—07/26/2020	56

			111

		Ecopetrol SA
	30	7.625%—07/23/2019	39
		Empresa de Energia de Bogota SA
	15	6.125%—11/10/2021[2]	17

			167

	CREDIT-LINKED NOTES—0.6%
		Colombian TES
COL$	150,000	11.000%—07/24/2020	115

	FOREIGN GOVERNMENT OBLIGATIONS—3.1%
		Colombia Government International Bond
	204,000	7.750%—04/14/2021	144
	$103	8.125%—05/21/2024	151
	53	11.750%—02/25/2020	83
COL$	213,000	12.000%—10/22/2015	145

			523

		Republic of Colombia
	90,000	9.850%—06/28/2027	79

			602

	TOTAL COLOMBIA (Cost $825)		884

CROATIA—0.6%
	(Cost $114)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Croatia Government International Bond
	$100	6.750%—11/05/2019	114

DOMINICAN REPUBLIC—0.3%
	(Cost $49)
	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		Dominican Republic International Bond
	44	9.040%—01/23/2018	49

EL SALVADOR—0.2%
	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		El Salvador Government International Bond
	10	7.750%—01/24/2023	12
	26	8.250%—04/10/2032	33

	TOTAL EL SALVADOR (Cost $43)		45

HONG KONG—0.3%
	(Cost $50)
	CORPORATE BONDS & NOTES—0.3%
		Hutchison Whampoa International 10 Ltd.
	50	6.000%—12/29/2049[1,5]	53

HUNGARY—2.1%
	FOREIGN GOVERNMENT OBLIGATIONS—2.1%
		Hungary Government Bond
HUD$	2,480	5.500%—02/12/2014	12
HUNGARY—Continued

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—Continued
HUD$	2,810	6.750%—08/22/2014-11/24/2017	$13
	4,060	7.500%—10/24/2013	19
	36,850	7.750%—08/24/2015	181
	8,600	8.000%—02/12/2015	42

			267

		Hungary Government International Bond
	€3	3.500%—07/18/2016	4
	8	4.375%—07/04/2017	11
	7	4.500%—01/29/2014	10
	£2	5.000%—03/30/2016	3
	1	5.500%—05/06/2014	2
	€13	5.750%—06/11/2018	18
	12	6.000%—01/11/2019	17
	$16	6.375%—03/29/2021	18
	54	7.625%—03/29/2041	63

			146

	TOTAL HUNGARY (Cost $399)		413

INDONESIA—6.8%
	CORPORATE BONDS & NOTES—0.6%
		Indosat Palapa Co. BV
	100	7.375%—07/29/2020	112

	CREDIT-LINKED NOTES—2.4%
		Indonesia Treasury Bond
IDR$	2,200,000	5.625%—05/15/2023	232
	1,900,000	8.250%—07/15/2021	235

			467

	FOREIGN GOVERNMENT OBLIGATIONS—3.8%
		European Bank for Reconstruction & Development MTN[3]
	200,000	7.200%—06/08/2016	22
		Indonesia Government International Bond
	$200	11.625%—03/04/2019	299
		Indonesia Treasury Bond
IDR$	850,000	5.250%—05/15/2018	89
	1,340,000	5.625%—05/15/2023	141
	200,000	6.125%—05/15/2028	21
	620,000	7.000%—05/15/2022	72

			323

		Inter-American Development Bank MTN[3]
	1,070,000	0.000%—08/20/2015[6]	96

			740

	TOTAL INDONESIA (Cost $1,316)		1,319

KAZAKHSTAN—1.7%
	CORPORATE BONDS & NOTES—1.1%
		Zhaikmunai LP Via Zhaikmunai International BV
	$200	7.125%—11/13/2019[2]	215

	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		KazMunayGas National Co.
	100	7.000%—05/05/2020	123

	TOTAL KAZAKHSTAN (Cost $310)		338

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

LITHUANIA—0.6%
	(Cost $119)
Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Lithuania Government International Bond
	$100	6.125%—03/09/2021	$121

MALAYSIA—6.6%
	FOREIGN GOVERNMENT OBLIGATIONS—6.6%
		Malaysia Government Bond
MYR$	80	3.172%—07/15/2016	26
	500	3.197%—10/15/2015	161
	1,580	3.314%—10/31/2017	510
	110	3.418%—08/15/2022	35
	30	3.741%—02/27/2015	10
	60	4.012%—09/15/2017	20
	20	4.160%—07/15/2021	7
	1,060	4.262%—09/15/2016	354
	20	4.392%—04/15/2026	7

			1,130

		Petroliam Nasional BHD
	$100	7.625%—10/15/2026	144

	TOTAL MALAYSIA (Cost $1,302)		1,274

MEXICO—11.0%
	CORPORATE BONDS & NOTES—1.7%
		Cemex Espana Luxembourg
	70	9.250%—05/12/2020	76
		Grupo Televisa SAB
	30	8.500%—03/11/2032	44
		Mexichem SAB de CV
	200	4.875%—09/19/2022[2]	212

			332

	FOREIGN GOVERNMENT OBLIGATIONS—9.3%
		Mexican Bonos
MEX$	401	5.000%—06/15/2017	32
	2,810	6.250%—06/16/2016	233
	4,790	6.500%—06/10/2021-06/09/2022	416
	109	7.000%—06/19/2014	9
	1,010	7.750%—12/14/2017-05/29/2031	95
	2,076	8.000%—12/17/2015-06/11/2020	195
	89	8.500%—11/18/2038	9

			989

		Mexican Udibonos
	528	2.000%—06/09/2022[4]	43
	3,893	2.500%—12/10/2020[4]	331
	499	5.000%—06/16/2016[4]	44

			418

		Mexico Government International Bond
	$156	5.750%—10/12/2110	175
		Mexico Government International Bond MTN[3]
	130	4.750%—03/08/2044	137
	28	6.050%—01/11/2040	35
	28	6.750%—09/27/2034	38
	10	8.300%—08/15/2031	16

			226

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Petroleos Mexicanos
MEX$	30	7.650%—11/24/2021[2]	$3

			1,811

	TOTAL MEXICO (Cost $2,082)		2,143

NIGERIA—0.4%
	(Cost $75)
	FOREIGN GOVERNMENT OBLIGATIONS—0.4%
		Nigerian Treasury Bills
NGN$	13,000	0.000%—05/16/2013-01/23/2014[6]	75

PANAMA—1.2%
	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Panama Government International Bond
	$20	6.700%—01/26/2036	27
	70	8.125%—04/28/2034	102
	2	8.875%—09/30/2027	3
	60	9.375%—04/01/2029	99

	TOTAL PANAMA (Cost $222)		231

PERU—3.1%
	CORPORATE BONDS & NOTES—2.6%
		Banco de Credito del Peru
	90	5.375%—09/16/2020[2]	101
		BBVA Banco Continental SA
	10	5.000%—08/26/2022[2]	11
		Southern Copper Corp.
	275	5.250%—11/08/2042	269
	48	6.750%—04/16/2040	56

			325

		Volcan Cia Minera SAA
	65	5.375%—02/02/2022[2]	72

			509

	FOREIGN GOVERNMENT OBLIGATIONS—0.5%
		Peruvian Government International Bond
	20	6.550%—03/14/2037	27
	43	8.750%—11/21/2033	72

			99

	TOTAL PERU (Cost $584)		608

PHILIPPINES—0.9%
	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Philippine Government International Bond
	100	7.750%—01/14/2031	146
	21	9.500%—02/02/2030	35

	TOTAL PHILIPPINES (Cost $191)		181

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

POLAND—4.7%

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—4.7%
		Poland Government Bond
PLN$	200	0.000%—07/25/2014[6]	$62
	420	3.000%—08/24/2016[4]	145
	130	5.000%—10/24/2013	43
	1,200	5.500%—04/25/2015	406
	90	5.750%—04/25/2014	30
	10	6.250%—10/24/2015	3

			689

		Poland Government International Bond
	$33	5.000%—03/23/2022	38
	13	5.125%—04/21/2021	15
	142	6.375%—07/15/2019	177

			230

	TOTAL POLAND (Cost $879)		919

QATAR—0.6%
	(Cost $119)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Qatar Government International Bond
	100	5.250%—01/20/2020	118

ROMANIA—0.5%
	FOREIGN GOVERNMENT OBLIGATIONS—0.5%
		Romania Government Bond
RON$	50	5.850%—07/28/2014	16
	110	6.000%—10/19/2013	34

			50

		Romanian Government International Bond MTN[3]
	$40	6.750%—02/07/2022	48

	TOTAL ROMANIA (Cost $89)		98

RUSSIA—8.5%
	CORPORATE BONDS & NOTES—1.1%
		ALFA Bank OJSC Via ALFA Bond Issuance plc
	200	7.500%—09/26/2019[2]	219

	CREDIT-LINKED NOTES—4.5%
		Russian Federal Bond—OFZ
RUS$	10,000	6.880%—07/15/2015	340
	5,000	7.000%—06/03/2015	171
	5,000	7.400%—06/14/2017	175
	5,000	7.600%—07/20/2022	178

			864

	FOREIGN GOVERNMENT OBLIGATIONS—2.9%
		European Investment Bank MTN[3]
	1,100	6.500%—12/15/2015	37
		Russian Foreign Bond—Eurobond
	$367	7.500%—03/31/2030[7]	458
	2	11.000%—07/24/2018	3
	FOREIGN GOVERNMENT OBLIGATIONS—Continued
	$35	12.750%—06/24/2028	$69

			530

			567

	TOTAL RUSSIA (Cost $1,581)		1,650

SOUTH AFRICA—7.2%
	CORPORATE BONDS & NOTES—1.0%
		Gold Fields Orogen Holding Bvi Ltd.
	$200	4.875%—10/07/2020	196

	FOREIGN GOVERNMENT OBLIGATIONS—6.2%
		South Africa Government Bond
ZAR$	6,170	6.750%—03/31/2021	700
	110	7.000%—02/28/2031	11
	50	7.250%—01/15/2020	6
	2,880	8.000%—12/21/2018	353
	130	8.250%—09/15/2017	16
	80	13.500%—09/15/2015	11

			1,097

		South Africa Government International Bond
	$100	5.500%—03/09/2020	115

			1,212

	TOTAL SOUTH AFRICA (Cost $1,447)		1,408

SOUTH KOREA—0.3%
	(Cost $50)
	CORPORATE BONDS & NOTES—0.3%
		Korea East-West Power Co. Ltd.
	50	2.500%—07/16/2017[2]	51

THAILAND—3.2%
	CORPORATE BONDS & NOTES—0.0%
		PTTEP Canada International Finance Ltd. MTN[3]
	10	5.692%—04/05/2021	12

	FOREIGN GOVERNMENT OBLIGATIONS—3.2%
		Thailand Government Bond
THD$	3,404	1.200%—07/14/2021[4]	117
	260	2.800%—10/10/2017	9
	4,045	3.125%—12/11/2015	136
	9,420	3.250%—06/16/2017	318
	630	3.625%—05/22/2015	21
	510	3.650%—12/17/2021	17

			618

	TOTAL THAILAND (Cost $609)		630

TURKEY—7.8%
	CORPORATE BONDS & NOTES—1.0%
		Anadolu EFES Biracilik VE Malt Sanayii AS
	$200	3.375%—11/01/2022[2]	194

	FOREIGN GOVERNMENT OBLIGATIONS—6.8%
		Turkey Government Bond
TRD$	220	0.000%—05/15/2013-07/17/2013[6]	122

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

TURKEY—Continued

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—Continued
TRD$	84	4.000%—04/29/2015[4]	$52
	336	4.500%—02/11/2015[4]	209
	90	7.500%—09/24/2014	53
	750	9.000%—03/05/2014-01/27/2016	443

			879

		Turkey Government International Bond
	$105	6.750%—04/03/2018	126
	71	6.875%—03/17/2036	92
	23	7.000%—06/05/2020	29
	29	7.250%—03/05/2038	39
	90	7.375%—02/05/2025	118
	31	8.000%—02/14/2034	45

			449

			1,328

	TOTAL TURKEY (Cost $1,467)		1,522

UKRAINE—1.1%
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Ukraine Government International Bond
	100	7.750%—09/23/2020	105
		Ukreximbank Via Biz Finance plc
	100	8.375%—04/27/2015	101

	TOTAL UKRAINE (Cost $209)		206

UNITED ARAB EMIRATES—0.4%
	(Cost $66)
	CORPORATE BONDS & NOTES—0.4%
		Dubai Holding Commercial Operations MTN Ltd.[3]
	£50	6.000%—02/01/2017	80

URUGUAY—0.3%
	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		Uruguay Government International Bond
	$2	7.625%—03/21/2036	3
	23	7.875%—01/15/2033	34
URUGUAY—Continued

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—Continued
	$17	8.000%—11/18/2022	$24

	TOTAL URUGUAY (Cost $59)		61

VENEZUELA—2.7%
	FOREIGN GOVERNMENT OBLIGATIONS—2.7%
		Petroleos de Venezuela SA
	161	4.900%—10/28/2014	154
	7	5.000%—10/28/2015	7
	9	5.250%—04/12/2017	8
	150	8.500%—11/02/2017	147

			316

		Venezuela Government International Bond
	10	7.000%—12/01/2018	10
	10	8.500%—10/08/2014	10
	10	11.950%—08/05/2031	11
	147	12.750%—08/23/2022	177

			208

	TOTAL VENEZUELA (Cost $485)		524

SHORT-TERM INVESTMENTS—10.0%
	(Cost $1,942)
	REPURCHASE AGREEMENTS
	1,942	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by Federal Home Loan Banks (market value $1,983)	1,942

	TOTAL INVESTMENTS—99.4% (Cost $18,959)		19,318

	CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		126

	TOTAL NET ASSETS—100.0%		$19,444

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	JP Morgan Chase & Co.	$31	$30	02/04/2013	$1
Brazilian Real (Buy)	JP Morgan Chase & Co.	31	30	03/04/2013	1
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	439	415	02/04/2013	24
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	399	389	03/04/2013	10
Brazilian Real (Sell)	JP Morgan Chase & Co.	31	30	02/04/2013	(1)
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	439	428	02/04/2013	(11)
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	98	96	03/04/2013	(2)
British Pound Sterling (Sell)	Morgan Stanley & Co. LLC	89	89	03/15/2013	—
Colombian Peso (Buy)	Morgan Stanley & Co. LLC	144	144	02/28/2013	—
Colombian Peso (Buy)	Morgan Stanley & Co. LLC	18	18	03/19/2013	—
Colombian Peso (Sell)	Morgan Stanley & Co. LLC	94	94	02/19/2013	—
Euro Currency (Sell)	Morgan Stanley & Co. LLC	185	181	03/15/2013	(4)
Mexican Peso (Buy)	Morgan Stanley & Co. LLC	47	47	05/06/2013	—

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Nigerian Naira (Buy)	Morgan Stanley & Co. LLC	$10	$10	03/21/2013	$—
Nigerian Naira (Buy)	Morgan Stanley & Co. LLC	47	47	04/17/2013	—
Polish Zloty (Buy)	Morgan Stanley & Co. LLC	182	180	02/28/2013	2
Romanian Leu (Buy)	Morgan Stanley & Co. LLC	10	9	03/19/2013	1
Romanian Leu (Buy)	Morgan Stanley & Co. LLC	17	17	04/25/2013	—
Romanian Leu (Sell)	Morgan Stanley & Co. LLC	9	9	03/19/2013	—
Russian Ruble (Buy)	Morgan Stanley & Co. LLC	363	345	02/01/2013	18
Russian Ruble (Buy)	Morgan Stanley & Co. LLC	27	26	03/18/2013	1
Russian Ruble (Buy)	Morgan Stanley & Co. LLC	70	69	03/19/2013	1
Russian Ruble (Buy)	Morgan Stanley & Co. LLC	185	184	04/24/2013	1
Russian Ruble (Buy)	State Street Bank and Trust Co.	138	133	03/19/2013	5
Russian Ruble (Sell)	Morgan Stanley & Co. LLC	363	354	02/01/2013	(9)

					$38

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Brazil	$—	$338	$—	$338
Chile	—	100	—	100
China	—	103	—	103
Colombia	—	167	—	167
Hong Kong	—	53	—	53
Indonesia	—	112	—	112
Kazakhstan	—	215	—	215
Mexico	—	332	—	332
Peru	—	509	—	509
Russia	—	219	—	219
South Africa	—	196	—	196
South Korea	—	51	—	51
Thailand	—	12	—	12
Turkey	—	194	—	194
United Arab Emirates	—	80	—	80
Credit-Linked Notes
Brazil	—	774	—	774
Colombia	—	115	—	115
Indonesia	—	467	—	467
Russia	—	864	—	864
Foreign Government Obligations
Argentina	—	117	—	117
Brazil	—	464	—	464
Chile	—	259	—	259
China	—	106	—	106
Colombia	—	602	—	602
Croatia	—	114	—	114
Dominican Republic	—	49	—	49
El Salvador	—	45	—	45
Hungary	—	413	—	413
Indonesia	—	740	—	740
Kazakhstan	—	123	—	123
Lithuania	—	121	—	121
Malaysia	—	1,274	—	1,274
Mexico	—	1,811	—	1,811
Nigeria	—	75	—	75
Panama	—	231	—	231
Peru	—	99	—	99
Philippines	—	181	—	181

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Poland	$—	$919	$—	$919
Qatar	—	118	—	118
Romania	—	98	—	98
Russia	—	567	—	567
South Africa	—	1,212	—	1,212
Thailand	—	618	—	618
Turkey	—	1,328	—	1,328
Ukraine	—	206	—	206
Uruguay	—	61	—	61
Venezuela	—	524	—	524
Short-Term Investments
Repurchase Agreements	—	1,942	—	1,942

Total Investments in Securities	$—	$19,318	$—	$19,318

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$38	$—	$38

Total Investments in Other Financial Instruments	$—	$38	$—	$38

Total Investments	$—	$19,356	$—	$19,356

There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$65	$(27)

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Perpetuity bond. The maturity date represents the next callable date.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $1,398 or 7% of net assets.

3	MTN after the name of a security stands for Medium Term Note.

4	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2013.

6	Zero coupon bond.

7	Step coupon security.

R$	Brazilian Real.

£	British Pound.

COL$	Colombian Peso.

€	Euro.

HUD$	Hungarian Forint.

IDR$	Indonesian Rupiah.

MYR$	Malaysian Ringgit.

MEX$	Mexican Peso.

NGN$	Nigerian Naira.

PLN$	Polish Zloty.

RON$	Romanian Leu.

RUS$	Russian Ruble.

ZAR$	South African Rand.

THD$	Thailand Baht.

TRD$	Turkish Lira.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 5.9%)

BANK LOAN OBLIGATIONS—7.2%
Principal Amount (000s)		Value (000s)
AEROSPACE & DEFENSE—0.2%
	Sequa Corp. New Term Loan
$5,000	5.250%—05/29/2017[1]	$5,085

CAPITAL MARKETS—0.8%
	Nuveen Investments Inc. Term Loan
4,200	5.756%—05/13/2017[1]	4,253
	First-Lien Term Loan
7,720	8.250%—05/13/2017[1]	7,803
6,350	8.250%—02/28/2019[1]	6,485

		18,541

CHEMICALS—0.1%
	DuPont Performance Coatings Inc. Term Loan
3,300	4.750%—01/17/2020[1,5]	3,354

COMMERCIAL SERVICES & SUPPLIES—0.6%
	Alix Partners LLP Term Loan B2
2,340	6.500%—06/28/2019[1]	2,363
	Asurion Corp. Second-Lien Term Loan
9,798	9.000%—05/24/2019[1]	10,124
	Asurion LLC First-Lien Term Loan
2,000	5.500%—05/24/2018[1]	2,025

		14,512

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	Consolidated Communications Inc. Term Loan B3
3,475	5.250%—11/29/2018[1]	3,517
	Level 3 Financing Inc. Term Loan B
4,300	5.250%—08/01/2019[1]	4,375
	US TelePacific Corp. Term Loan
3,199	5.750%—02/23/2017[1]	3,206

		11,098

ELECTRIC UTILITIES—0.2%
	LS Power Funding Corp. Term Loan
6,086	5.500%—06/28/2019[1]	6,178

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	Generac Power Systems Term Loan B
6,567	6.250%—05/30/2018[1]	6,731

FOOD PRODUCTS—0.7%
	Pinnacle Foods Finance LLC Term Loan F
2,488	4.750%—10/17/2018[1]	2,531
	US Foods Inc. Term Loan
4,418	5.750%—03/31/2017[1]	4,477
	Term Loan B
9,460	5.750%—03/31/2017[1]	9,590

		14,067

		16,598

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Bausch & Lomb Inc. Term Loan
$4,975	5.250%—05/17/2019[1]	$5,036
	Hologic Inc. Term Loan B
5,075	4.500%—08/01/2019[1]	5,148

		10,184

HEALTH CARE PROVIDERS & SERVICES—0.4%
	Multiplan Inc. Term Loan
9,353	4.750%—08/26/2017[1]	9,437

HOTELS, RESTAURANTS & LEISURE—0.5%
	Peninsula Gaming LLC Term Loan
11,375	4.810%—07/03/2017[1]	11,569

HOUSEHOLD DURABLES—0.2%
	Tempur Pedic International Inc. Term Loan B
5,350	5.000%—09/27/2019[1,5]	5,441

INTERNET SOFTWARE & SERVICES—0.1%
	Infousa Inc. Term Loan B2
2,993	5.250%—04/05/2018[1]	3,040

LIFE SCIENCES TOOLS & SERVICES—0.3%
	Quintiles Transnational Corp. Term Loan
7,000	7.500%—02/24/2017[1]	7,140

MACHINERY—0.1%
	Hamilton Sundstrand Industrial First-Lien Term Loan
3,150	5.000%—12/13/2019[1]	3,185

MEDIA—0.6%
	Cequel Communications Holdings I LLC Term Loan B
2,233	4.000%—02/10/2019[1]	2,257
	Cumulus Media Holdings Inc. Term Loan B
2,000	7.500%—09/16/2019[1]	2,084
	Intelsat Jackson Holdings SA Term Loan
1,800	3.205%—02/01/2014[1]	1,804
	Tribune Co. Exit Term Loan
2,600	4.000%—12/31/2019[1]	2,626
	Wide Open West Finance LLP First-Lien Term Loan
4,975	6.250%—07/17/2018[1]	5,041

		13,812

METALS & MINING—0.5%
	Fortescue Metals Group Ltd. Term Loan
10,973	5.250%—10/18/2017[1]	11,135

MULTILINE RETAIL—0.1%
	Evergreen AcqCo LP Term Loan C
3,483	5.000%—07/09/2019[1]	3,523

OIL, GAS & CONSUMABLE FUELS—0.4%
	Chesapeake Energy Corp. Term Loan
$9,650	5.750%—12/01/2017[1]	$9,911

PHARMACEUTICALS—0.1%
	Valeant Pharmaceuticals International Inc. Term Loan B3
1,895	4.250%—02/13/2019[1]	1,924

SOFTWARE—0.1%
	Kronos Inc. Second-Lien Term Loan
2,500	9.750%—04/26/2020[1]	2,545

TOTAL BANK LOAN OBLIGATIONS (Cost $169,883)		174,943

CORPORATE BONDS & NOTES—86.9%
AEROSPACE & DEFENSE—1.4%
	Bombardier Inc.
11,400	6.125%—01/15/2023[2]	11,657
	Esterline Technologies Corp.
5,000	7.000%—08/01/2020	5,575
	Sequa Corp.
5,550	7.000%—12/15/2017[2]	5,619
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,280
	TransDigm Inc.
5,625	5.500%—10/15/2020[2]	5,892
1,000	7.750%—12/15/2018	1,116

		7,008

		34,139

AIR FREIGHT & LOGISTICS—0.3%
	Air Medical Group Holdings Inc.
6,750	9.250%—11/01/2018	7,459

AUTO COMPONENTS—2.9%
	Allison Transmission Inc.
8,650	7.125%—05/15/2019[2]	9,428
	American Axle & Manufacturing Holding Inc.
1,800	9.250%—01/15/2017[2]	1,998
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,225
6,850	7.875%—03/01/2017	7,081

		12,306

	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018	2,807
	Dana Holding Corp.
900	6.500%—02/15/2019	968
5,700	6.750%—02/15/2021	6,241

		7,209

	Delphi Corp.
10,000	6.125%—05/15/2021	11,050
	Goodyear Tire & Rubber Co.
4,500	7.000%—05/15/2022	4,849
6,320	8.750%—08/15/2020	7,363

		12,212

	Lear Corp.
2,070	7.875%—03/15/2018	2,241
4,320	8.125%—03/15/2020	4,849

		7,090

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
AUTO COMPONENTS—Continued
	Tenneco Inc.
$5,705	6.875%—12/15/2020	$6,290

		70,390

AUTOMOBILES—0.3%
	AutoNation Inc.
6,000	5.500%—02/01/2020	6,480
1,650	6.750%—04/15/2018	1,873

		8,353

BEVERAGES—0.2%
	Constellation Brands Inc.
4,750	7.250%—09/01/2016-05/15/2017	5,495

BUILDING PRODUCTS—0.1%
	Building Materials Corp. of America
2,000	6.750%—05/01/2021[2]	2,210

CAPITAL MARKETS—0.3%
	Neuberger Berman Group LLC
6,500	5.875%—03/15/2022[2]	6,922

CHEMICALS—1.5%
	Ashland Inc.
5,000	4.750%—08/15/2022[2]	5,162
	Eagle Spinco Inc.
5,700	4.625%—02/15/2021[2]	5,757
	Huntsman International LLC
3,355	5.500%—06/30/2016	3,378
	Lyondellbasell Industries NV
9,500	5.000%—04/15/2019	10,521
	PolyOne Corp.
10,000	7.375%—09/15/2020	11,150

		35,968

COMMERCIAL BANKS—1.0%
	CIT Group Inc.
4,650	4.250%—08/15/2017	4,836
8,700	5.000%—05/15/2017-08/15/2022	9,277
8,450	5.500%—02/15/2019[2]	9,084

		23,197

COMMERCIAL SERVICES & SUPPLIES—4.6%
	ARAMARK Corp.
19,780	8.500%—02/01/2015	19,929
	ARAMARK Holdings Corp.
11,300	8.625%—05/01/2016[2]	11,597
	Ashtead Capital Inc.
8,221	6.500%—07/15/2022[2]	8,961
	Brickman Group Holdings Inc.
1,850	9.125%—11/01/2018[2]	1,979
	Clean Harbors Inc.
4,500	5.125%—06/01/2021[2]	4,657
	Covanta Holding Corp.
6,900	6.375%—10/01/2022	7,565
	Geo Group Inc.
3,150	7.750%—10/15/2017	3,402
	HDTFS Inc.
5,000	5.875%—10/15/2020[2]	5,337
	Hertz Corp.
650	6.750%—04/15/2019	708
500	7.375%—01/15/2021	558
6,250	7.500%—10/15/2018	6,891

		8,157

COMMERCIAL SERVICES & SUPPLIES—Continued
	Interline Brands Inc.
$2,400	7.500%—11/15/2018	$2,616
	Iron Mountain Inc.
1,660	8.000%—06/15/2020	1,760
	RSC Equipment Rental Inc.
4,150	8.250%—02/01/2021	4,741
	United Rentals North America Inc.
5,650	5.750%—07/15/2018	6,102
5,100	7.625%—04/15/2022	5,712
3,450	9.250%—12/15/2019	3,976

		15,790

	West Corp.
7,150	7.875%—01/15/2019	7,615
3,000	8.625%—10/01/2018	3,233
4,340	11.000%—10/15/2016	4,535

		15,383

		111,874

COMMUNICATIONS EQUIPMENT—0.8%
	CommScope Inc.
14,000	8.250%—01/15/2019[2]	15,365
	Syniverse Holdings Inc.
4,750	9.125%—01/15/2019	5,189

		20,554

COMPUTERS & PERIPHERALS—0.3%
	NCR Corp.
8,000	5.000%—07/15/2022[2]	8,140

CONSUMER FINANCE—1.8%
	Ally Financial Inc.
8,750	4.625%—06/26/2015	9,194
12,750	5.500%—02/15/2017	13,769
10,000	6.750%—12/01/2014	10,850

		33,813

	TransUnion Financing Corp.
1,600	11.375%—06/15/2018	1,858
	TransUnion Holding Co. Inc.
6,450	9.625%—06/15/2018	6,918

		42,589

CONTAINERS & PACKAGING—2.7%
	Ardagh Packaging Finance plc
2,000	7.375%—10/15/2017[2]	2,210
9,000	9.125%—10/15/2020[2]	9,918

		12,128

	Reynolds Group Issuer Inc.
15,800	5.750%—10/15/2020	16,195
9,700	8.250%—02/15/2021	10,210
3,875	8.500%—05/15/2018	4,088
4,400	9.000%—04/15/2019	4,664
5,675	9.875%—08/15/2019	6,214

		41,371

	Sealed Air Corp.
3,400	6.500%—12/01/2020[2]	3,774
	Silgan Holdings Inc.
7,850	5.000%—04/01/2020	8,164

		65,437

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
DIVERSIFIED FINANCIAL SERVICES—0.2%
	CIT Group Inc.
$4,050	5.250%—03/15/2018	$4,354

DIVERSIFIED TELECOMMUNICATION SERVICES—5.4%
	CenturyLink Inc.
16,450	5.800%—03/15/2022	17,243
	Cincinnati Bell Inc.
7,500	8.750%—03/15/2018	7,959
	Equinix Inc.
3,500	7.000%—07/15/2021	3,916
5,000	8.125%—03/01/2018	5,506

		9,422

	Frontier Communications Corp.
6,100	7.125%—01/15/2023	6,504
250	7.875%—04/15/2015	281
6,102	8.250%—05/01/2014-04/15/2017	7,085
3,500	8.500%—04/15/2020	4,060

		17,930

	Level 3 Financing Inc.
4,500	7.000%—06/01/2020[2]	4,787
14,850	8.125%—07/01/2019	16,261
1,700	8.625%—07/15/2020	1,910

		22,958

	PAETEC Holding Corp.
2,500	9.875%—12/01/2018	2,897
	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	4,080
	Qwest Communications International Inc.
2,550	7.125%—04/01/2018	2,670
	TW Telecom Holdings Inc.
600	5.375%—10/01/2022	633
7,050	8.000%—03/01/2018	7,737

		8,370

	Videotron Ltd.
7,925	5.000%—07/15/2022	8,321
500	9.125%—04/15/2018	530

		8,851

	Windstream Corp.
3,800	7.000%—03/15/2019	3,895
12,950	7.750%—10/15/2020	14,148
6,500	7.875%—11/01/2017	7,459
3,000	8.125%—09/01/2018	3,307

		28,809

		131,189

ELECTRIC UTILITIES—0.9%
	NRG Energy Inc.
2,350	6.625%—03/15/2023[2]	2,532
5,250	7.875%—05/15/2021	5,907
11,750	8.250%—09/01/2020	13,336

		21,775

ELECTRICAL EQUIPMENT—0.2%
	Belden Inc.
3,800	5.500%—09/01/2022[2]	3,933

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	Sensata Technologies BV
5,700	6.500%—05/15/2019[2]	6,142

ENERGY EQUIPMENT & SERVICES—1.4%
	Bristow Group Inc.
$1,250	6.250%—10/15/2022	$1,355
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018	6,390
	Gulfmark Offshore Inc.
10,000	6.375%—03/15/2022[2]	10,375
	Hornbeck Offshore Services Inc.
2,050	5.875%—04/01/2020	2,163
6,750	8.000%—09/01/2017	7,239

		9,402

	Precision Drilling Corp.
7,000	6.625%—11/15/2020	7,507

		35,029

FOOD & STAPLES RETAILING—0.8%
	Ingles Markets Inc.
5,650	8.875%—05/15/2017	6,010
	NBTY Inc.
4,700	9.000%—10/01/2018	5,370
	Prestige Brands Inc.
2,750	8.125%—02/01/2020	3,094
	Stater Brothers Holdings Inc.
3,850	7.750%—04/15/2015	3,898

		18,372

FOOD PRODUCTS—1.3%
	Dean Foods Co.
3,000	7.000%—06/01/2016	3,345
	Dole Foods Co. Inc.
1,250	8.000%—10/01/2016[2]	1,313
	Michael Foods Inc.
2,150	9.750%—07/15/2018	2,397
	Pinnacle Foods Finance LLC
6,900	8.250%—09/01/2017	7,374
7,783	9.250%—04/01/2015	7,900

		15,274

	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,797
	US Foods Inc.
4,525	8.500%—06/30/2019[2]	4,729

		30,855

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
	Bausch & Lomb Inc.
3,892	9.875%—11/01/2015	4,028
	Biomet Inc.
10,875	6.500%—08/01/2020-10/01/2020[2]	11,310
	Community Health Systems Inc.
6,800	5.125%—08/15/2018	7,174
	Hologic Inc.
1,750	6.250%—08/01/2020[2]	1,890

		24,402

HEALTH CARE PROVIDERS & SERVICES—4.9%
	DaVita Inc.
3,000	5.750%—08/15/2022	3,165
3,000	6.375%—11/01/2018	3,217

		6,382

	Fresenius Medical Care US Finance II Inc.
11,000	5.875%—01/31/2022[2]	12,072

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
HEALTH CARE PROVIDERS & SERVICES—Continued
	HCA Holdings Inc.
$3,850	6.250%—02/15/2021	$4,062
	HCA Inc.
19,950	5.875%—03/15/2022-05/01/2023	21,543
3,100	6.500%—02/15/2016-02/15/2020	3,430
3,500	7.500%—02/15/2022	4,051

		29,024

	LifePoint Hospitals Inc.
4,000	6.625%—10/01/2020	4,380
	MultiPlan Inc.
10,275	9.875%—09/01/2018[2]	11,508
	Omega Healthcare Investors Inc.
4,200	6.750%—10/15/2022	4,609
	Tenet Healthcare Corp.
2,500	4.750%—06/01/2020[2]	2,522
7,100	6.250%—11/01/2018	7,819
1,150	6.750%—02/01/2020	1,206
12,375	8.000%—08/01/2020	13,489
2,750	9.250%—02/01/2015	3,121

		28,157

	Universal Health Services Inc.
2,900	7.000%—10/01/2018	3,212
	Universal Hospital Services Inc.
850	3.902%—06/01/2015[3]	847
5,000	7.625%—08/15/2020	5,388

		6,235

	Vanguard Health Holding Co. II LLC
3,150	7.750%—02/01/2019[2]	3,343
5,225	8.000%—02/01/2018	5,564

		8,907

	Vanguard Health Systems Inc.
233	0.000%—02/01/2016[4]	181

		118,729

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,403

HOTELS, RESTAURANTS & LEISURE—5.1%
	Ameristar Casinos Inc.
12,150	7.500%—04/15/2021	13,274
	Boyd Acquisition Sub LLC
6,000	8.375%—02/15/2018[2]	6,285
	Boyd Gaming Corp.
2,075	6.750%—04/15/2014	2,075
1,700	7.125%—02/01/2016	1,708
8,950	9.125%—12/01/2018	9,353

		13,136

	Felcor Lodging LP
5,000	5.625%—03/01/2023[2]	5,056
7,375	6.750%—06/01/2019	7,947

		13,003

	Host Hotels & Resorts LP
4,000	4.750%—03/01/2023	4,210
6,500	5.250%—03/15/2022	7,117
3,500	6.000%—10/01/2021	4,021

		15,348

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
HOTELS, RESTAURANTS & LEISURE—Continued
	Isle of Capri Casinos Inc.
$3,250	7.750%—03/15/2019	$3,526
5,000	8.875%—06/15/2020	5,475

		9,001

	MCE Finance Ltd.
4,000	5.000%—02/15/2021[2]	4,020
	MGM Resorts International
6,000	7.500%—06/01/2016	6,600
6,850	7.625%—01/15/2017	7,544
3,210	7.750%—03/15/2022	3,515

		17,659

	Penn National Gaming Inc.
7,750	8.750%—08/15/2019	8,874
	Pinnacle Entertainment Inc.
4,350	8.625%—08/01/2017	4,676
7,050	8.750%—05/15/2020	7,685

		12,361

	Scientific Games Corp.
7,400	8.125%—09/15/2018	8,177
	Scientific Games International Inc.
1,850	6.250%—09/01/2020[2]	1,926

		123,064

HOUSEHOLD DURABLES—0.2%
	Jarden Corp.
4,500	7.500%—01/15/2020	4,928
750	8.000%—05/01/2016	790

		5,718

HOUSEHOLD PRODUCTS—1.3%
	Central Garden Co.
5,500	8.250%—03/01/2018	5,740
	Mead Products LLC
6,500	6.750%—04/30/2020[2]	6,939
	Spectrum Brands Escrow Corp.
2,350	6.375%—11/15/2020[2]	2,506
8,800	6.625%—11/15/2022[2]	9,526

		12,032

	Spectrum Brands Inc.
3,050	6.750%—03/15/2020[2]	3,309
3,250	9.500%—06/15/2018	3,693

		7,002

		31,713

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.2%
	Calpine Corp.
8,235	7.500%—02/15/2021[2]	8,976
7,335	7.875%—07/31/2020[2]	8,124

		17,100

	GenOn Americas Generation LLC
4,925	8.500%—10/01/2021	5,737
	GenOn Energy Inc.
4,250	7.625%—06/15/2014	4,569
1,600	7.875%—06/15/2017	1,784

		6,353

		29,190

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
INDUSTRIAL CONGLOMERATES—0.1%
	Tomkins LLC
$2,482	9.000%—10/01/2018	$2,783

INTERNET & CATALOG RETAIL—0.2%
	QVC Inc.
750	7.375%—10/15/2020[2]	828
2,600	7.500%—10/01/2019[2]	2,875

		3,703

INTERNET SOFTWARE & SERVICES—0.8%
	Infor US Inc.
11,500	9.375%—04/01/2019	13,053
	Nuance Communications Inc.
5,750	5.375%—08/15/2020[2]	5,951

		19,004

IT SERVICES—1.4%
	Fidelity National Information Services Inc.
3,850	5.000%—03/15/2022	4,187
	Interactive Data Corp.
7,250	10.250%—08/01/2018	8,247
	SunGard Data Systems Inc.
6,750	6.625%—11/01/2019[2]	7,003
7,100	7.375%—11/15/2018	7,579
1,000	7.625%—11/15/2020	1,095

		15,677

	Wex Inc.
5,850	4.750%—02/01/2023[2]	5,865

		33,976

LEISURE EQUIPMENT & PRODUCTS—0.1%
	Easton-Bell Sports Inc.
3,000	9.750%—12/01/2016	3,240

MACHINERY—0.8%
	Oshkosh Corp.
2,750	8.250%—03/01/2017	3,032
	Silver II US Holdings LLC
3,500	7.750%—12/15/2020[2]	3,684
	SPX Corp.
1,500	6.875%—09/01/2017	1,684
1,325	7.625%—12/15/2014	1,461

		3,145

	Terex Corp.
9,250	6.500%—04/01/2020	9,874

		19,735

MEDIA—18.8%
	Allbritton Communications Co.
5,000	8.000%—05/15/2018	5,438
	Alliance Data Systems Corp.
5,400	5.250%—12/01/2017[2]	5,657
11,200	6.375%—04/01/2020[2]	12,152

		17,809

MEDIA—Continued
	AMC Networks Inc.
$3,000	4.750%—12/15/2022	$3,015
5,525	7.750%—07/15/2021	6,340

		9,355

	Belo Corp.
2,900	8.000%—11/15/2016	3,176
	Bresnan Broadband Holdings LLC
1,650	8.000%—12/15/2018[2]	1,790
	Cablevision Systems Corp.
11,750	5.875%—09/15/2022	11,618
2,550	7.750%—04/15/2018	2,875
3,800	8.000%—04/15/2020	4,313
1,000	8.625%—09/15/2017	1,177

		19,983

	CCO Holdings LLC
5,000	5.125%—02/15/2023	4,950
6,650	5.250%—09/30/2022	6,617
6,250	6.625%—01/31/2022	6,844
13,470	7.000%—01/15/2019	14,632
4,000	7.375%—06/01/2020	4,470
2,350	8.125%—04/30/2020	2,649

		40,162

	Cequel Communications Holdings I LLC
33,400	6.375%—09/15/2020[2]	35,154
1,134	8.625%—11/15/2017[2]	1,216

		36,370

	Clear Channel Worldwide Holdings Inc.
2,800	7.625%—03/15/2020	2,940
	CSC Holdings LLC
4,400	6.750%—11/15/2021	4,972
250	7.625%—07/15/2018	292

		5,264

	Cumulus Media Holdings Inc.
7,000	7.750%—05/01/2019	7,017
	DISH DBS Corp.
10,000	5.000%—03/15/2023[2]	9,925
7,150	5.875%—07/15/2022	7,633
3,000	6.625%—10/01/2014	3,229
20,300	6.750%—06/01/2021	22,837

		43,624

	Gannett Co. Inc.
3,700	6.375%—09/01/2015	4,079
7,300	7.125%—09/01/2018	7,994

		12,073

	GCI Inc.
7,000	6.750%—06/01/2021	6,825
	Griffey Intermediate Inc.
5,000	7.000%—10/15/2020[2]	5,212
	Hughes Satellite Systems Corp.
2,350	6.500%—06/15/2019	2,609
18,975	7.625%—06/15/2021	21,821

		24,430

	IAC/InterActiveCorp
5,050	4.750%—12/15/2022[2]	5,037
	Inmarsat Finance plc
8,950	7.375%—12/01/2017[2]	9,666

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
MEDIA—Continued
	Intelsat Jackson Holdings SA
$6,525	7.250%—10/15/2020	$7,006
1,000	7.250%—10/15/2020[2]	1,075
1,950	7.500%—04/01/2021	2,126

		10,207

	Intelsat Luxembourg SA
10,850	11.250%—02/04/2017	11,515
	Lamar Media Corp.
9,950	5.875%—02/01/2022	10,995
7,000	7.875%—04/15/2018	7,709

		18,704

	MediaCom Broadband LLC
3,800	6.375%—04/01/2023[2]	3,904
	Mediacom Capital Corp.
7,000	7.250%—02/15/2022	7,665
6,800	9.125%—08/15/2019	7,582

		15,247

	Mood Media Corp.
5,000	9.250%—10/15/2020[2]	5,400
	Nexstar Broadcasting Inc.
3,200	8.875%—04/15/2017	3,544
	Nielsen Finance LLC
1,800	4.500%—10/01/2020[2]	1,782
4,600	7.750%—10/15/2018	5,146
652	11.625%—02/01/2014	719

		7,647

	Quebecor Media Inc.
3,050	5.750%—01/15/2023[2]	3,210
5,293	7.750%—03/15/2016	5,399

		8,609

	Sinclair Television Group Inc.
4,000	6.125%—10/01/2022[2]	4,290
	Sirius XM Radio Inc.
12,650	5.250%—08/15/2022[2]	12,934
9,750	8.750%—04/01/2015[2]	11,091

		24,025

	Starz LLC
5,700	5.000%—09/15/2019[2]	5,928
	Telesat Inc.
12,150	6.000%—05/15/2017[2]	12,818
	Unitymedia Hessen GMBH & Co.
8,950	5.500%—01/15/2023[2]	9,174
	UPCB Finance V Ltd.
5,680	7.250%—11/15/2021[2]	6,305
	UPCB Finance VI Ltd.
18,500	6.875%—01/15/2022[2]	20,211
	Valassis Communications Inc.
3,600	6.625%—02/01/2021	3,861
	Viasat Inc.
6,900	6.875%—06/15/2020	7,400
	Virgin Media Finance plc
4,550	4.875%—02/15/2022	4,561
5,000	5.250%—02/15/2022	5,250

		9,811

	WMG Acquisition Corp.
750	6.000%—01/15/2021[2]	801
MEDIA—Continued
	XM Satellite Radio Inc.
$8,000	7.625%—11/01/2018[2]	$8,920

		454,492

METALS & MINING—0.8%
	ArcelorMittal SA
5,075	5.750%—08/05/2020	5,330
	FMG Resources (August 2006) Pty Ltd.
4,400	8.250%—11/01/2019[2]	4,741
	JMC Steel Group
8,850	8.250%—03/15/2018[2]	9,470

		19,541

OFFICE ELECTRONICS—0.5%
	CDW LLC
10,000	8.500%—04/01/2019	11,125

OIL, GAS & CONSUMABLE FUELS—11.8%
	Access Midstream Partners LP / ACMP Finance Corp.
5,200	4.875%—05/15/2023	5,181
	AmeriGas Finance LLC
7,550	7.000%—05/20/2022	8,305
	Bill Barrett Corp.
5,000	7.000%—10/15/2022	5,175
3,600	7.625%—10/01/2019	3,807
3,000	9.875%—07/15/2016	3,248

		12,230

	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	7,247
	Chesapeake Energy Corp.
3,500	6.775%—03/15/2019	3,539
2,050	9.500%—02/15/2015	2,332

		5,871

	Chesapeake Midstream Partners LP
3,500	6.125%—07/15/2022	3,736
	Chesapeake Oilfield Finance Inc.
3,900	6.625%—11/15/2019[2]	3,881
	Cimarex Energy Co.
11,650	5.875%—05/01/2022	12,524
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021	5,444
2,000	7.750%—05/15/2017	2,090
1,600	9.500%—05/15/2016	1,708

		9,242

	Concho Resources Inc.
9,800	5.500%—10/01/2022	10,437
	Continental Resources Inc.
6,500	5.000%—09/15/2022	6,955
1,400	8.250%—10/01/2019	1,580

		8,535

	Copano Energy LLC
400	7.125%—04/01/2021	461
1,750	7.750%—06/01/2018	1,857

		2,318

	Denbury Resources Inc.
5,000	4.625%—07/15/2023	4,906
4,300	6.375%—08/15/2021	4,698
3,088	8.250%—02/15/2020	3,459

		13,063

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
OIL, GAS & CONSUMABLE FUELS—Continued
	Eagle Rock Energy Partners LP
$6,050	8.375%—06/01/2019	$6,322
	El Paso Corp.
850	7.000%—06/15/2017	978
1,500	7.250%—06/01/2018	1,750

		2,728

	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	4,415
2,550	9.125%—10/01/2017	2,767

		7,182

	Frac Tech Finance Inc.
3,000	8.125%—11/15/2018[2]	3,120
	Helix Energy Solutions Group Inc.
926	9.500%—01/15/2016[2]	954
	Key Energy Services Inc.
7,750	6.750%—03/01/2021	7,828
2,500	6.750%—03/01/2021[2]	2,512

		10,340

	Linn Energy LLC
4,450	6.250%—11/01/2019[2]	4,461
3,100	6.500%—05/15/2019	3,174
3,000	7.750%—02/01/2021	3,225

		10,860

	MarkWest Energy Finance Corp.
3,450	4.500%—07/15/2023	3,437
10,425	5.500%—02/15/2023	11,050
3,185	6.250%—06/15/2022	3,472
3,900	6.750%—11/01/2020	4,290

		22,249

	Oasis Petroleum Inc.
4,125	6.875%—01/15/2023	4,507
3,550	7.250%—02/01/2019	3,869

		8,376

	Oil States International Inc.
1,950	5.125%—01/15/2023[2]	1,979
6,250	6.500%—06/01/2019	6,703

		8,682

	PetroBakken Energy Ltd.
11,000	8.625%—02/01/2020[2]	11,275
	Plains Exploration & Production Co.
2,750	6.125%—06/15/2019	3,046
1,450	6.500%—11/15/2020	1,611
4,500	6.750%—02/01/2022	5,091
4,975	7.625%—06/01/2018-04/01/2020	5,558

		15,306

	QEP Resources Inc.
400	5.375%—10/01/2022	428
	Regency Energy Partners LP
4,000	5.500%—04/15/2023	4,260
4,350	6.500%—07/15/2021	4,774
10,000	6.875%—12/01/2018	10,875

		19,909

	Seadrill Ltd.
11,000	5.625%—09/15/2017[2]	11,193
OIL, GAS & CONSUMABLE FUELS—Continued
	Sesi LLC
$10,450	7.125%—12/15/2021	$11,678
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
6,784	7.375%—08/01/2021	7,428
5,066	7.500%—10/01/2018	5,497

		12,925

	Unit Corp.
9,090	6.625%—05/15/2021	9,476
	Vanguard Natural Resources LLC
8,950	7.875%—04/01/2020	9,465

		285,038

PAPER & FOREST PRODUCTS—0.6%
	Cascades Inc.
8,725	7.750%—12/15/2017	9,292
	Graphic Package International Inc.
3,000	7.875%—10/01/2018	3,308
1,000	9.500%—06/15/2017	1,075

		4,383

		13,675

PHARMACEUTICALS—2.1%
	ENDO Health Solutions Inc.
2,910	7.000%—07/15/2019-12/15/2020	3,177
3,950	7.250%—01/15/2022	4,345

		7,522

	Mylan Inc.
10,750	6.000%—11/15/2018[2]	11,741
	Valeant Pharmaceuticals International
2,000	6.375%—10/15/2020[2]	2,070
1,800	6.500%—07/15/2016[2]	1,883
9,050	6.750%—10/01/2017[2]	9,661
4,850	6.875%—12/01/2018[2]	5,165

		18,779

	VPI Escrow Corp.
6,500	6.375%—10/15/2020[2]	6,776
	Warner Chilcott Corp.
6,150	7.750%—09/15/2018	6,673

		51,491

PROFESSIONAL SERVICES—0.3%
	FTI Consulting Inc.
6,600	6.750%—10/01/2020	7,128

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	MPT Operating Partnership LP
2,500	6.875%—05/01/2021	2,756

ROAD & RAIL—0.5%
	Avis Budget Car Rental LLC
10,250	8.250%—01/15/2019	11,403
1,750	9.625%—03/15/2018	1,951

		13,354

SPECIALTY RETAIL—2.6%
	Dufry Finance SCA
3,875	5.500%—10/15/2020[2]	4,069
	Jo-Ann Stores Inc.
5,700	8.125%—03/15/2019[2]	5,899

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
SPECIALTY RETAIL—Continued
	Limited Brands Inc.
$8,000	5.625%—02/15/2022	$8,640
1,500	6.900%—07/15/2017	1,736
1,800	8.500%—06/15/2019	2,223

		12,599

	Michaels Stores Inc.
5,950	7.750%—11/01/2018	6,538
7,327	11.375%—11/01/2016	7,666

		14,204

	Penske Automotive Group Inc.
3,650	5.750%—10/01/2022[2]	3,769
	Sally Holdings LLC
2,990	5.750%—06/01/2022	3,177
3,450	6.875%—11/15/2019	3,829

		7,006

	Susser Holdings LLC
2,850	8.500%—05/15/2016	3,028
	Toys R Us Property Co. I LLC
3,200	10.750%—07/15/2017	3,456
	Toys R Us Property Co. II LLC
8,200	8.500%—12/01/2017	8,671
	Yankee Acquisition Corp.
165	8.500%—02/15/2015	166

		62,867

TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Hanesbrands Inc.
8,750	6.375%—12/15/2020	9,516
1,550	8.000%—12/15/2016	1,695

		11,211

	Levi Strauss & Co.
5,150	6.875%—05/01/2022	5,626
2,800	7.625%—05/15/2020	3,066

		8,692

TEXTILES, APPAREL & LUXURY GOODS—Continued
	PVH Corp.
$2,400	4.500%—12/15/2022	$2,400

		22,303

TRADING COMPANIES & DISTRIBUTORS—0.3%
	H&E Equipment Services Inc.
6,500	7.000%—09/01/2022[2]	7,134

WIRELESS TELECOMMUNICATION SERVICES—1.7%
	Crown Castle International Corp.
6,150	5.250%—01/15/2023[2]	6,481
5,525	7.125%—11/01/2019	6,167

		12,648

	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020[2]	3,214
	Sprint Nextel Corp.
10,050	6.000%—12/01/2016-11/15/2022	10,288
4,450	7.000%—03/01/2020[2]	5,173
8,050	7.000%—08/15/2020	8,754

		24,215

		40,077

TOTAL CORPORATE BONDS & NOTES (Cost $1,979,621)		2,103,017

SHORT-TERM INVESTMENTS—4.7%
(Cost $112,830)
REPURCHASE AGREEMENTS
112,830	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $115,090)	112,830

TOTAL INVESTMENTS—98.8% (Cost $2,262,334)		2,390,790

CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		30,036

TOTAL NET ASSETS—100.0%		$2,420,826

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security. The stated rate represents the rate in effect at January 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $615,269 or 25% of net assets.

3	Floating rate security. The stated rate represents the rate in effect at January 31, 2013.

4	Zero coupon bond.

5	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $8,795 or less than 1% of net assets. The coupon rate will be determined at the time of settlement.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -16.0%)

ASSET-BACKED SECURITIES—2.0%
Principal Amount (000s)		Value (000s)
	Access Group Inc.
	Series 2008-1 Cl. A
$13,934	1.601%—10/27/2025[1]	$14,153
	Argent Securities Inc.
	Series 2005-W2 Cl.A2C
5,500	0.564%—10/25/2035[1]	4,696
	Asset Backed Funding Certificates
	Series 2005-HE2 Cl. M1
672	0.924%—06/25/2035[1]	668
	Asset Backed Securities Corp. Home Equity
	Series 2003-HE4 Cl. M1
10,506	1.451%—08/15/2033[1]	10,029
	Bank of America Auto Trust
	Series 2009-2A Cl. A4
8,184	3.030%—10/15/2016[2]	8,211
	Bear Stearns Asset Backed Securities Trust
	Series 2005-4 Cl. M1
3,158	0.704%—01/25/2036[1]	3,100
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
245	0.684%—12/25/2031[1]	161
	Series 2005-15 Cl. 1AF3
9,602	5.153%—04/25/2036[3]	9,485

		9,646

	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
169	0.264%—11/25/2036[1]	82
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
2,514	0.354%—07/25/2036[1]	2,229
	GSAA Trust
	Series 2006-4 Cl.4A2
5,249	0.000%—03/25/2036*[1]	4,314
	Series 2005-8 Cl. A4
8,381	0.474%—06/25/2035[1]	8,093
3,560	Series 2007-9 Cl. A1A
	6.000%—10/25/2047	3,099

		15,506

	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
163	0.274%—12/25/2036[1]	80
	Series 2006-FM1 Cl. A2D
$7,800	0.474%—04/25/2036[1]	$3,979

		4,059

	Home Equity Asset Trust
	Series 2005-2 Cl. M4
5,000	0.904%—07/25/2035[1]	4,354
	Home Equity Loan Trust
	Series 2007-FRE1 Cl. 2AV4
12,025	0.544%—04/25/2037[1]	6,608
	HSBC Home Equity Loan Trust
	Series 2007-1 Cl. AS
4,677	0.405%—03/20/2036[1]	4,618
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
111	0.764%—10/25/2034[1]	100
	Magnolia Funding Ltd.
	Series 2010-1A Cl. A1
€275	3.000%—04/20/2017[2]	374	[x]
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-FM1 Cl. A1B
$903	0.524%—05/25/2036[1]	894
	Mid-State Trust
	Series 2004-1 Cl. A
2,131	6.005%—08/15/2037	2,304
	Morgan Stanley ABS Capital I
	Series 2007-HE1 Cl. A2C
3,250	0.354%—11/25/2036[1]	1,765
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
4,796	1.104%—07/25/2032[1]	4,232
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
6,171	0.454%—07/25/2037[1]	3,256
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,700	0.684%—08/25/2035[1]	8,154
	Ramp Trust
	Series 2004-RS8 Cl. MII1
2,009	1.104%—08/25/2034[1]	1,823
	Securitized Asset Backed Receivables LLC Trust
	Series 2007-HE1 Cl. 2A2
940	0.000%—12/25/2036*[1]	279
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	0.414%—10/25/2036[1]	3,321
	SLM Student Loan Trust
	Series 2009-CT Cl. 1A
1,935	2.350%—04/15/2039[1,2]	1,947
	Series 2010-C Cl. A2
1,900	2.856%—12/16/2019[1,2]	1,955

		3,902

	Small Business Administration Participation Certificates
	Series 2003-20I Cl.1
339	5.130%—09/01/2023	375
	Series 2009-20A Cl.1
7,281	5.720%—01/01/2029	8,479
	Series 2008-20H Cl.1
19,160	6.020%—08/01/2028	22,269

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)
	Series 2001-20A Cl.1
$412	6.290%—01/01/2021	$456

		31,579

	Soundview Home Equity Loan Trust
	Series 2006-WF2 Cl. A1
6,006	0.334%—12/25/2036[1]	5,750

TOTAL ASSET-BACKED SECURITIES (Cost $144,329)		155,692

BANK LOAN OBLIGATIONS—0.2%
(Cost $16,737)
	Springleaf Financial Funding Co.
	Term Loan B
16,800	5.500%—05/10/2017[3]	16,886

COLLATERALIZED MORTGAGE OBLIGATIONS—4.8%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
5,749	0.324%—08/25/2036[1]	3,533
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
1,007	2.508%—02/25/2045[1]	990
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A1B
€167	1.391%—05/16/2047[1,2]	227
	Series 2010-1A Cl. A2B
11,400	1.591%—05/16/2047[1,2]	15,763

		15,990

	Banc of America Funding Corp.
	Series 2005-D Cl. A1
$1,306	2.619%—05/25/2035[1]	1,336
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
5,016	2.506%—11/15/2015[1,2]	5,035
	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.634%—04/10/2049[3]	2,560
	BCAP LLC Trust
	Series 2011-RR4 Cl. 8A1
7,281	5.250%—02/26/2036[2]	7,369
	Series 2011-RR5 Cl. 5A1
16,675	5.250%—08/26/2037[2]	16,567
	Series 2011-RR5 Cl. 12A1
1,200	5.425%—03/26/2037[2,3]	996

		24,932

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
573	2.514%—04/25/2033[1]	581
	Series 2000-2 Cl. A1
63	2.785%—11/25/2030[1]	64
	Series 2003-8 Cl. 1A1
23	2.901%—01/25/2034[1]	22
	Series 2002-8 Cl. 1A2
58	2.959%—02/25/2033[1]	54
	Series 2004-10 Cl. 12A3
109	2.965%—01/25/2035[1]	109
	Series 2004-1 Cl. 12A5
902	3.008%—04/25/2034[1]	892
	Series 2004-8 Cl. 2A1
$3,115	3.117%—11/25/2034[1]	$3,105
	Series 2004-9 Cl. 22A3
283	3.464%—11/25/2034[1]	286

		5,113

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,043	0.364%—02/25/2034[1]	1,973
	Series 2005-4 Cl.23A1
854	0.644%—07/25/2035[1]	809
	Series 2005-4 Cl. 23A1
2,478	2.883%—05/25/2035[1]	2,272
	Series 2005-7 Cl. 22A1
1,836	2.966%—09/25/2035[1]	1,538

		6,592

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[3]	2,961
	Series 2007-PW15 Cl. A4
700	5.331%—02/11/2044	795
	Series 2006-PW11 Cl. A4
1,810	5.454%—03/11/2039[3]	2,034
	Series 2007-T26 Cl. A4
2,100	5.471%—01/12/2045[3]	2,435
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050	7,565
	Series 2007-PW17 Cl. AAB
7,194	5.703%—06/11/2050	7,546
	Series 2006-PW12 Cl. A4
2,410	5.712%—09/11/2038[3]	2,743

		26,079

	Chase Mortgage Finance Corp.
	Series 2005-A1 Cl. 1A1
9,857	5.179%—12/25/2035[1]	9,715
	Series 2006-A1 Cl. 4A1
5,551	5.756%—09/25/2036[1]	5,321

		15,036

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
2,600	5.322%—12/11/2049	2,967
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
17,210	0.541%—11/20/2035[1]	12,280
	Series 2006-6BC Cl. 1A2
10,534	0.000%—05/25/2036*[1]	6,985
	Series 2005-27 Cl.1A2
1,705	1.571%—08/25/2035[1]	1,390
	Series 2005-20CB Cl. 2A5
6,901	5.500%—07/25/2035	6,396
	Series 2006-36T2 Cl. 1A4
2,657	5.750%—12/25/2036	2,146

		29,197

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2005-HYB9 Cl. 3A2A
706	2.783%—02/20/2036[1]	639
	Series 2004-HYB9 Cl. 1A1
3,678	2.803%—02/20/2035[1]	3,530
	Series 2004-22 Cl. A3
2,174	2.934%—11/25/2034[1]	2,052
	Series 2007-HY5 Cl. 1A1
3,091	0.000%—09/25/2047*[1]	2,535

		8,756

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
$710	6.000%—11/25/2035	$517
	Credit Suisse Mortgage Capital Certificates
	Series 2006-C2 Cl. A3
700	5.688%—03/15/2039[3]	785
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
5,949	0.000%—03/19/2046*[1]	3,862
	European Loan Conduit
	Series 25X Cl. A
€416	0.342%—05/15/2019[1]	530
	First Horizon Asset Securities Inc.
	Series 2005-AR3 Cl. 2A1
$3,158	2.613%—08/25/2035[1]	3,154
	Series 2005-AR6 Cl. 4A1
7,192	5.205%—02/25/2036[1]	7,141

		10,295

	First Nationwide Trust
	Series 2001-3 Cl. 1A1
3	6.750%—08/21/2031	3
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3 Cl. A4
300	4.799%—08/10/2042[3]	320
	Series 2007-GG9 Cl. A4
2,500	5.444%—03/10/2039	2,860

		3,180

	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A1
6,282	2.660%—09/25/2035[1]	6,491
	Series 2005-AR3 Cl. 3A1
1,455	3.015%—05/25/2035[1]	1,313
	Series 2005-AR7 Cl. 6A1
1,956	5.121%—11/25/2035[1]	1,937
	Series 2006-2F Cl. 2A13
6,973	5.750%—02/25/2036	7,264

		17,005

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
517	0.425%—05/19/2035[1]	423
	Series 2005-9 Cl. 2A1A
3,416	0.545%—06/20/2035[1]	3,240
	Series 2004-8 Cl. 2A3
1,778	0.615%—11/19/2034[1]	1,379
	Series 2006-SB1 Cl. A1A
21,978	1.021%—12/19/2036[1]	15,879

		20,921

	Homebanc Mortgage Trust
	Series 2006-H2 Cl. A2
12,696	0.384%—12/25/2036[1]	10,369
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.354%—10/25/2034[1]	840
	Indymac ARM Trust
	Series 2001-H2 Cl. A2
11	1.820%—01/25/2032[1]	11
	Indymac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
4,158	6.500%—07/25/2037	2,644
	Indymac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
$2,866	2.511%—01/25/2036[1]	$2,234
	Series 2007-AR13 Cl.4A1
24,139	2.950%—07/25/2037[1]	14,663

		16,897

	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C2 Cl. A3
11,800	4.070%—11/15/2043[2]	13,263
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	6,040
	Series 2007-LDPX Cl. A3
15,100	5.420%—01/15/2049	17,337
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[3]	1,877

		38,517

	JPMorgan Mortgage Trust
	Series 2006- A6 Cl. 1A4l
8,591	2.998%—10/25/2036[1]	7,103
	Series 2006-S1 Cl. 3A1
2,686	5.500%—04/25/2036	2,722

		9,825

	JPMorgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
208	2.943%—09/27/2036[2,3]	206
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
1,710	0.414%—02/25/2036[1]	1,529
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 A3
2,600	5.172%—12/12/2049[3]	2,938
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[3]	2,064

		5,002

	MLCC Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
355	0.454%—11/25/2035[1]	342
	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
1,200	5.420%—03/12/2044[3]	1,333
	Series 2007-IQ16 Cl. A4
400	5.809%—12/12/2049	471
	Series 2007-IQ15 Cl. A4
12,400	5.833%—06/11/2049[3]	14,629

		16,433

	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
2,100	5.791%—08/12/2045[2,3]	2,427
	MortgageIT Trust
	Series 2005-4 Cl. A1
2,947	0.484%—10/25/2035[1]	2,488
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
11,272	2.926%—10/25/2035[1]	11,175
	Residential Accredit Loans Trust
	Series 2007-QS4 Cl. 3A9
5,052	0.000%—03/25/2037*	4,296
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
696	0.000%—02/25/2037*[1]	578

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
		Series 2006-SA1 Cl. 2A1
	$616	0.000%—02/25/2036*[1]	$531

			1,109

		Sovereign Commercial Mortgage Securities Trust
		Series 2007-C1 Cl. A2
	109	6.023%—07/22/2030[2,3]	110
		Starm Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	2,270	3.055%—01/25/2037[1]	2,103
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2001-21A Cl. 3A1
	2,198	2.783%—04/25/2035[1]	2,099
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	1,854	0.455%—07/19/2035[1]	1,857
		Structured Asset Securities Corp.
		Series 2001-21A Cl. 1A1
	27	2.552%—01/25/2032[1]	24
		Series 2002-1A Cl. 4A
	22	2.584%—02/25/2032[1]	23

			47

		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 Cl. A4FL
	2,600	0.381%—06/15/2049[1,2]	2,442
		Series 2006-C23 Cl. A5
	11,800	5.416%—01/15/2045[3]	13,278
		Series 2007-C31 Cl.A4
	2,500	5.509%—04/15/2047	2,863

			18,583

		Washington Mutual Mortgage Pass Through Certificates
		Series 2005-AR6 Cl. 2A1A
	1,162	0.434%—04/25/2045[1]	1,093
		Series 2005-AR13 Cl. A1A1
	560	0.494%—10/25/2045[1]	530
		Series 2006-AR11 Cl.3A1A
	4,760	1.086%—09/25/2046[1]	2,965
		Series 2005-AR7 Cl. A2
	3,746	2.474%—08/25/2035[3]	3,752

			8,340

		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR2 Cl. A1
	2,618	2.625%—03/25/2036[3]	2,630
		Series 2006-AR2 Cl. IIA5
	12,334	2.625%—03/25/2036[1]	12,012

			14,642

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $335,254)		377,105

CORPORATE BONDS & NOTES—18.9%
		AK Transneft OJSC Via TransCapitalInvest Ltd.
	2,200	8.700%—08/07/2018[2]	2,827
		Allstate Life Global Funding Trusts MTN[5]
	4,600	5.375%—04/30/2013	4,656
		Ally Financial Inc.
	4,600	3.510%—02/11/2014[1]	4,687
	1,000	3.709%—06/20/2014[1]	1,030
	1,000	4.500%—02/11/2014	1,030
	200	4.625%—06/26/2015	210
	$19,600	5.500%—02/15/2017	$21,167
	200	6.750%—12/01/2014	217
	7,100	7.500%—09/15/2020	8,565
	3,000	8.000%—11/01/2031	3,806
	8,500	8.300%—02/12/2015	9,488

			50,200

		Altria Group Inc.
	2,196	9.700%—11/10/2018	3,034
		American Express Bank FSB
	6,500	5.500%—04/16/2013	6,565
	8,800	6.000%—09/13/2017	10,501

			17,066

		American Express Centurion Bank MTN[5]
	9,500	6.000%—09/13/2017	11,322
		American Express Co.
	5,700	7.000%—03/19/2018	7,091
		American Express Credit Corp. MTN[5]
	4,400	5.875%—05/02/2013	4,459
		American International Group Inc.
	4,500	4.875%—06/01/2022	5,026
	5,600	5.050%—10/01/2015	6,150
	2,900	6.250%—03/15/2087	3,107
	1,500	6.400%—12/15/2020	1,839
	€3,776	6.797%—11/15/2017	6,178
	8,300	8.000%—05/22/2068[3]	13,161
	$1,200	8.250%—08/15/2018	1,561
	£650	8.625%—05/22/2068[3]	1,273

			38,295

		American International Group Inc. MTN[5]
CAD$	2,000	4.900%—06/02/2014	2,052
	€4,000	5.000%—06/26/2017	6,044
	$300	5.450%—05/18/2017	344
	2,100	5.850%—01/16/2018	2,459
	£682	6.765%—11/15/2017	1,282

			12,181

		Amgen Inc.
	$7,700	6.900%—06/01/2038	10,291
		ANZ National International Ltd.
	6,200	6.200%—07/19/2013[2]	6,362
		Australia & New Zealand Banking Group Ltd. MTN[5]
	14,900	2.125%—01/10/2014[2]	15,131
		Banco Santander Brasil SA
	12,800	4.250%—01/14/2016[2]	13,376
		Banco Santander Brasil SA MTN[5]
	1,300	4.500%—04/06/2015[2]	1,355
		Banco Santander Chile
	5,300	1.902%—01/19/2016[1,2]	5,221
		Bank of America Corp.
	33,200	6.500%—08/01/2016	38,418
		Bank of China Hong Kong Ltd.
	2,200	5.550%—02/11/2020[2]	2,458
		Bank of India/London MTN[5]
	2,100	4.750%—09/30/2015	2,217
		Bank of Montreal
	4,700	2.850%—06/09/2015[2]	4,950
		Bank of Nova Scotia
	5,200	1.650%—10/29/2015[2]	5,341
	500	1.950%—01/30/2017[2]	520

			5,861

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
	Banque PSA Finance SA
$10,700	2.205%—04/04/2014[1,2]	$10,579
	Barclays Bank plc
1,400	2.375%—01/13/2014	1,424
1,000	5.200%—07/10/2014	1,062
£3,600	14.000%—11/29/2049[3,6]	7,665

		10,151

	BBVA Bancomer SA
$2,800	4.500%—03/10/2016[2]	2,996
5,700	6.500%—03/10/2021[2]	6,626

		9,622

	BBVA US Senior SAU
34,200	2.435%—05/16/2014[1]	34,280
	Bear Stearns Companies LLC
4,971	6.400%—10/02/2017	5,964
	BM & FBovespa SA
2,000	5.500%—07/16/2020[2]	2,285
	BNP Paribas
9,600	5.186%—06/29/2049[2,3,6]	9,216
	BPCE SA
2,100	2.375%—10/04/2013[2]	2,121
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[2]	2,565
	Cameron International Corp.
7,100	1.241%—06/02/2014[1]	7,148
	Caterpillar Inc.
25,600	0.482%—05/21/2013[1]	25,620
	CIT Group Inc.
1,900	5.250%—04/01/2014[2]	1,988
	Citigroup Inc.
7,700	1.160%—02/15/2013[1]	7,700
8,400	1.755%—01/13/2014[1]	8,489
6,000	2.310%—08/13/2013[1]	6,055
28,400	5.500%—04/11/2013	28,659
1,100	5.850%—07/02/2013	1,122
5,600	6.125%—08/25/2036	6,242

		58,267

	Citigroup Inc. MTN[5]
€2,000	0.858%—05/31/2017[3]	2,518
	Comcast Corp.
$1,200	6.450%—03/15/2037	1,489
	Corp Nacional del Cobre de Chile
4,000	7.500%—01/15/2019[2]	5,121
	Credit Suisse
4,300	2.200%—01/14/2014	4,368
	CSN Islands XI Corp.
2,500	6.875%—09/21/2019	2,844
8,200	6.875%—09/21/2019[2]	9,327

		12,171

	CSN Resources SA
2,900	6.500%—07/21/2020[2]	3,233
	CVS Pass-Through Trust
708	6.943%—01/10/2030	874
	Daimler Finance North America LLC
5,100	1.510%—09/13/2013[1,2]	5,127
	Dexia Credit Local New York
49,500	0.711%—03/05/2013[1,2]	49,475
	Dexia Credit Local SA
$23,000	0.781%—04/29/2014[1,2]	$22,718
	DNB Bank ASA
2,000	3.200%—04/03/2017[2]	2,123
	Dragon 2012 LLC
962	1.972%—03/12/2024	976
	Ecopetrol SA
2,300	7.625%—07/23/2019	2,967
	Electricite de France NT
5,100	5.500%—01/26/2014[2]	5,335
3,300	6.950%—01/26/2039[2]	4,306

		9,641

	Enel Finance International NV
11,400	6.250%—09/15/2017[2]	12,772
	ENN Energy Holdings Ltd.
1,200	6.000%—05/13/2021[2]	1,382
	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,249
12,300	4.125%—09/09/2015	13,212
3,700	5.125%—06/29/2020	4,246

		19,707

	Fifth Third Bancorp
20,610	8.250%—03/01/2038	28,993
	Ford Motor Credit Co. LLC
1,200	2.750%—05/15/2015	1,226
9,000	7.000%—04/15/2015	9,991
2,200	8.000%—12/15/2016	2,641
900	12.000%—05/15/2015	1,105

		14,963

	Gazprom OAO Via Gaz Capital SA
500	5.092%—11/29/2015[2]	534
1,400	8.125%—07/31/2014	1,517

		2,051

	Gazprom OAO Via Gaz Capital SA MTN[5]
900	6.212%—11/22/2016[2]	1,006
	Gazprom OAO Via RBS AG
200	9.625%—03/01/2013	202
	Gazprom Via Gazprom International SA
64	7.201%—02/01/2020	73
	Gazprom Via White Nights Finance BV MTN[5]
1,900	10.500%—03/08/2014-03/25/2014	2,071
	General Electric Capital Corp.
€4,200	5.500%—09/15/2067[2,3]	5,704
	General Electric Capital Corp. MTN[5]
$32,400	6.875%—01/10/2039	42,726
	Gerdau Holdings Inc.
3,000	7.000%—01/20/2020	3,559
10,700	7.000%—01/20/2020[2]	12,692

		16,251

	Gerdau Trade Inc.
2,100	5.750%—01/30/2021[2]	2,344
	Glen Meadows Pass Through Trust
5,700	6.505%—02/12/2067[2,3]	5,315
	Goldman Sachs Group Inc.
8,400	1.296%—02/07/2014[1]	8,439
20,100	5.950%—01/18/2018	23,375
5,900	6.150%—04/01/2018	6,940

		38,754

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
	GTL Trade Finance Inc.
$1,500	7.250%—10/20/2017	$1,764
2,000	7.250%—10/20/2017[2]	2,353

		4,117

	Hewlett-Packard Co.
29,700	0.592%—05/24/2013[1]	29,646
	HSBC Bank plc
4,600	2.000%—01/19/2014[2]	4,646
	HSBC Holdings plc
1,400	6.500%—05/02/2036	1,740
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	14,363
	ING Bank NV
10,000	4.000%—03/15/2016[2]	10,719
	International Lease Finance Corp.
1,700	5.750%—05/15/2016	1,837
9,000	6.500%—09/01/2014[2]	9,653
4,600	6.750%—09/01/2016[2]	5,209

		16,699

	International Lease Finance Corp. MTN[5]
3,000	6.375%—03/25/2013	3,024
	Intesa Sanpaolo SpA
10,400	2.712%—02/24/2014[1,2]	10,473
	JP Morgan Chase & Co.
9,700	3.150%—07/05/2016	10,271
2,800	7.900%—04/29/2049[3,6]	3,233

		13,504

	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	8,257
	KeyCorp. MTN[5]
2,300	6.500%—05/14/2013	2,338
	LBG Capital No. 1 plc
€10,900	7.625%—10/14/2020	15,350
£2,700	7.869%—08/25/2020	4,533

		19,883

	LBG Capital No. 1 plc MTN[5]
$800	8.500%—12/29/2049[2,3,6]	857
	Merrill Lynch & Co. Inc.
12,700	0.848%—05/02/2017[1]	11,896
	Merrill Lynch & Co. Inc. MTN[5]
€8,400	0.488%—05/30/2014[1]	11,345
25,000	0.659%—07/22/2014[1]	33,808
$5,100	5.450%—02/05/2013	5,100
5,100	6.400%—08/28/2017	5,980
17,400	6.875%—04/25/2018	20,984

		77,217

	Monumental Global Funding Ltd.
3,400	5.500%—04/22/2013[2]	3,436
	Morgan Stanley
5,000	0.784%—10/15/2015[1]	4,890
	Morgan Stanley MTN[5]
7,700	2.810%—05/14/2013[1]	7,744
	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[7]	7,588
	National Australia Bank Ltd.
38,200	1.025%—04/11/2014[1,2]	38,459
5,100	5.350%—06/12/2013[2]	5,192

		43,651

	National Bank of Canada
$1,300	2.200%—10/19/2016[2]	$1,364
	Nationwide Building Society MTN[5]
9,500	6.250%—02/25/2020[2]	10,989
	Noble Group Ltd.
2,100	4.875%—08/05/2015[2]	2,216
4,800	6.750%—01/29/2020[2]	5,268

		7,484

	Nordea Bank AB
2,100	2.125%—01/14/2014[2]	2,121
	Novatek Finance Ltd.
2,300	5.326%—02/03/2016[2]	2,450
	Odebrecht Drilling Norbe VIII/IX Ltd.
4,750	6.350%—06/30/2021	5,379
6,080	6.350%—06/30/2021[2]	6,886

		12,265

	Pernod-Ricard SA
12,700	5.750%—04/07/2021[2]	14,892
	Petrobras International Finance Co.
15,200	5.375%—01/27/2021	16,753
	Pricoa Global Funding I
5,200	0.510%—09/27/2013[1,2]	5,203
	Principal Life Income Funding Trusts MTN[5]
4,100	5.300%—04/24/2013	4,144
6,400	5.550%—04/27/2015	7,049

		11,193

	Qtel International Finance Ltd.
400	3.375%—10/14/2016[2]	420
700	4.750%—02/16/2021[2]	778

		1,198

	Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,600	5.500%—09/30/2014	2,779
1,800	5.838%—09/30/2027[2]	2,142

		4,921

	Rohm and Haas Co.
2,500	6.000%—09/15/2017	2,940
	Royal Bank of Scotland Group plc
5,700	7.640%—03/29/2049[3,6]	5,301
	Santander Issuances SA Unipersonal
£19,050	7.300%—07/27/2019[3]	30,742
	SLM Corp. MTN[5]
€5,450	0.513%—06/17/2013[1]	7,345
$10,900	0.601%—01/27/2014[1]	10,814

		18,159

	Southern Gas Networks plc MTN[5]
£9,800	0.801%—10/21/2015[1]	14,439	[x]
	Springleaf Finance Corp. MTN[5]
$1,600	5.400%—12/01/2015	1,580
	SSIF Nevada LP
62,500	1.005%—04/14/2014[1,2]	62,827
	State Bank of India
8,100	4.500%—07/27/2015[2]	8,529
	State Street Capital Trust IV
700	1.308%—06/01/2077[1]	550
	Stone Street Trust
16,400	5.902%—12/15/2015[2]	17,890

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
		Sumitomo Mitsui Banking Corp.
	$8,000	1.950%—01/14/2014[2]	$8,082
		Sydney Airport Finance Co. Pty Ltd.
	1,200	5.125%—02/22/2021[2]	1,312
		TNK-BP Finance SA MTN[5]
	3,100	7.500%—07/18/2016	3,573
		UAL 2009-1 Pass Through Trust
	1,462	10.400%—05/01/2018	1,696
		UBS AG
	1,100	1.301%—01/28/2014[1]	1,108
		UBS AG MTN[5]
	2,900	5.875%—12/20/2017	3,447
		UFJ Finance Aruba AEC
	200	6.750%—07/15/2013	206
		Union Pacific Corp.
	1,800	4.163%—07/15/2022	2,013
		UnitedHealth Group Inc.
	3,700	4.875%—02/15/2013	3,704
		Verizon Communications Inc.
	400	5.250%—04/15/2013	404
		Wachovia Corp.
	1,600	5.625%—10/15/2016	1,839
		Wells Fargo & Co.
	119,800	7.980%—03/29/2049[3,6]	137,920
		Westpac Banking Corp.
	1,000	0.784%—07/16/2014[1,2]	1,005
	5,100	3.585%—08/14/2014[2]	5,336

			6,341

	TOTAL CORPORATE BONDS & NOTES (Cost $1,363,509)		1,475,815

FOREIGN GOVERNMENT OBLIGATIONS—11.6%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[2]	3,361
		Brazil Notas do Tesouro Nacional Série F
R$	3,173	10.000%—01/01/2017-01/01/2023	1,671
		Indian Oil Corp. Ltd.
	$7,400	4.750%—01/22/2015	7,784
		Italy Buoni Poliennali Del Tesoro
	€4,394	2.100%—09/15/2021[8]	5,750
	42,900	2.500%—03/01/2015	59,010
	14,300	3.000%—04/01/2014-11/01/2015	19,845
	9,200	3.500%—06/01/2014-11/01/2017	12,829
	23,800	3.750%—08/01/2015-08/01/2016	33,710
	7,300	4.000%—02/01/2017	10,393
	14,300	4.250%—07/01/2014-08/01/2014	20,197
	17,600	4.500%—07/15/2015	25,242
	34,500	4.750%—09/15/2016-06/01/2017	50,353
	25,500	6.000%—11/15/2014	37,286

			274,615

		Italy Certificati di Credito Del Tesoro
	67,000	0.000%—09/30/2014[9]	88,681
		Korea Development Bank
	$18,600	4.375%—08/10/2015	20,100
		Korea Housing Finance Corp.
	2,200	4.125%—12/15/2015[2]	2,371
		Mexican Bonos
MEX$	57,800	6.000%—06/18/2015	$4,706
	88,500	6.250%—06/16/2016	7,327
	648,900	10.000%—12/05/2024	73,015

			85,048

		Panama Government International Bond
	$1,400	7.250%—03/15/2015	1,571
		Petroleos Mexicanos
	2,800	5.500%—01/21/2021	3,220
	9,400	6.000%—03/05/2020	11,139
	20,100	8.000%—05/03/2019	25,899

			40,258

		Province of British Columbia Canada
CAD$	1,400	4.300%—06/18/2042	1,612
		Province of Ontario Canada
	$7,600	1.650%—09/27/2019	7,530
CAD$	25,000	1.900%—09/08/2017	25,006
	3,900	2.850%—06/02/2023	3,856
	$6,400	3.000%—07/16/2018	6,935
CAD$	38,000	3.150%—06/02/2022	38,961
	$41,800	4.000%—10/07/2019-06/02/2021	46,111
CAD$	16,100	4.200%—03/08/2018-06/02/2020	17,910
	6,500	4.300%—03/08/2017	7,139
	10,600	4.400%—06/02/2019-04/14/2020	12,021
	4,000	4.600%—06/02/2039	4,688
	6,100	4.700%—06/02/2037	7,197

			177,354

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,810
		Province of Quebec Canada
	900	3.000%—09/01/2023	892
	$34,100	3.500%—07/29/2020-12/01/2022	35,634
CAD$	26,300	4.250%—12/01/2021	29,206
	8,000	4.500%—12/01/2016-12/01/2020	8,993

			74,725

		Province of Quebec Canada MTN[5]
	4,200	4.500%—12/01/2018	4,731
		Russian Foreign Bond—Eurobond
	$3,600	3.250%—04/04/2017[2]	3,823
		Spain Government Bond
	€24,000	3.150%—01/31/2016	32,722
	2,600	3.300%—10/31/2014	3,592
	14,400	3.750%—10/31/2015	19,977
	3,100	3.800%—01/31/2017	4,264
	3,500	4.000%—07/30/2015	4,906
	21,400	4.250%—10/31/2016	29,968
	4,400	4.400%—01/31/2015	6,218
	6,700	4.500%—01/31/2018	9,352

			110,999

		Vnesheconombank Via VEB Finance plc
	$2,600	5.450%—11/22/2017[2]	2,870

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $852,300)		904,384

MORTGAGE PASS-THROUGH—38.0%
		Federal Home Loan Mortgage Corp.
	32	2.337%—06/01/2024[1]	34

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)
$40,579	4.500%—04/01/2040-07/01/2041	$43,430
303	5.095%—08/01/2035[1]	326
5,359	5.500%—02/01/2038-07/01/2038	5,886
27,259	6.000%—07/01/2016-05/01/2040	29,795

		79,471

	Federal Home Loan Mortgage Corp. REMIC[4]
4,548	0.356%—07/15/2019-08/15/2019[1]	4,550
1,788	0.506%—05/15/2036[1]	1,792
109	0.656%—11/15/2030[1]	110
165	8.000%—08/15/2022	190
33	9.000%—12/15/2020	36

		6,678

	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
253	1.366%—02/25/2045[1]	243
	Series E3 Cl. A
664	3.115%—08/15/2032[1]	695

		938

	Federal Home Loan Mortgage Corp. TBA[10]
22,500	4.500%—02/12/2043	23,944
	Federal Housing Authority Project
37	7.400%—02/01/2021	36	[x]
2,036	7.450%—05/01/2021	2,006	[x]

		2,042

	Federal National Mortgage Association
747	1.566%—10/01/2040[1]	768
5,300	2.310%—08/01/2022	5,339
11,700	2.475%—04/01/2019	12,348
120,096	2.500%—04/01/2022-12/01/2027	124,546
2,660	2.724%—08/01/2035[1]	2,837
3,989	2.840%—06/01/2035[1]	4,256
6,000	2.870%—09/01/2027	5,790
116,986	3.000%—02/01/2021-11/01/2027	123,035
490	3.330%—11/01/2021	536
24,653	3.500%—12/01/2025-10/01/2026	26,094
312,426	4.000%—04/01/2019-02/12/2043	332,254
695,166	4.500%—01/01/2018-07/01/2042	749,703
38,988	5.000%—07/01/2030-10/01/2041	42,392
377	5.004%—05/01/2035[1]	405
271,400	5.500%—02/01/2023-02/12/2043	295,240
178,762	6.000%—07/01/2016-02/12/2043	195,642
	Series 2003-W1 Cl. 1A1
375	6.154%—12/25/2042[3]	435

		1,921,620

	Federal National Mortgage Association REMIC[4]
	Series 2007-30 Cl. AF
3,634	0.514%—04/25/2037[1]	3,649
	Series 2005-75 Cl. FL
7,556	0.654%—09/25/2035[1]	7,621
	Series 2009-106 Cl. FA
9,127	0.954%—01/25/2040[1]	9,260
	Series 2006-5 Cl. 3A2
286	2.711%—05/25/2035[1]	301
	Series 2011-98 ZL
58,476	3.500%—10/25/2041	60,691
	Series 2003-25 Cl. KP
1,818	5.000%—04/25/2033	2,013

		83,535

	Federal National Mortgage Association TBA[10]
33,000	2.500%—02/14/2028	34,176
$255,000	3.000%—02/14/2028-03/12/2043	$265,418
338,000	3.500%—02/12/2023-03/12/2043	356,913
36,000	4.000%—02/14/2028	38,436
88,000	4.500%—02/12/2043-03/12/2043	94,449
59,500	5.000%—02/12/2043	64,241

		853,633

	Government National Mortgage Association II
893	1.625%—03/20/2017-02/20/2032[1]	926
205	1.750%—09/20/2023-07/20/2027[1]	214
288	2.000%—08/20/2022-10/20/2025[1]	300
36	2.500%—12/20/2024[1]	37

		1,477

TOTAL MORTGAGE PASS-THROUGH (Cost $2,941,451)		2,973,338

MUNICIPAL BONDS—5.4%
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030	2,557
	California Health Facilities Financing Authority
11,330	4.500%—11/15/2035	12,286
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,631
	California State
2,200	5.650%—04/01/2039[3]	2,217
7,800	7.500%—04/01/2034	11,011
5,300	7.550%—04/01/2039	7,770
5,800	7.600%—11/01/2040	8,620
5,000	7.950%—03/01/2036	6,234

		35,852

	California State University
3,900	6.434%—11/01/2030	4,573
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,822
800	6.300%—12/01/2021	922
11,200	6.899%—12/01/2040	13,582

		17,326

	Clark County Nevada
19,000	6.350%—07/01/2029	20,574
	Clark County Nevada Airport System Revenue
4,200	6.820%—07/01/2045	5,816
	Denver Public Schools
39,000	7.017%—12/15/2037	51,944
	Energy Northwest
10,000	2.803%—07/01/2021	10,221
	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	17,107
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,319
	Los Angeles Department of Water & Power
2,700	6.603%—07/01/2050	3,852
	New York City Municipal Water Finance Authority
17,030	5.000%—06/15/2044	19,182
1,000	6.011%—06/15/2042	1,330

		20,512

	New York City NY
10,000	5.000%—10/01/2036	11,473
49,100	6.246%—06/01/2035	58,509

		69,982

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued
Principal Amount (000s)		Value (000s)
	North Las Vegas City NV
$24,000	6.572%—06/01/2040	$26,718
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	54,517
	Public Power Generation Agency
600	7.242%—01/01/2041	708
	San Antonio City TX Water System Revenue
3,400	4.750%—05/15/2037	3,654
	State of Wisconsin
2,400	5.050%—05/01/2018	2,757
	University of California
35,770	4.858%—05/15/2112	36,880
15,700	6.270%—05/15/2031	18,189

		55,069

TOTAL MUNICIPAL BONDS (Cost $351,751)		420,975

PREFERRED STOCKS—0.2%
(Cost $16,250)
Shares
CONSUMER FINANCE—0.2%
650,000	Ally Financial Inc.	17,116

RIGHTS/WARRANTS—0.0%
(Cost $15)
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow*	—	[y]

U.S. GOVERNMENT AGENCIES—6.2%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$196,700	1.000%—03/08/2017-09/29/2017	198,135
98,400	1.250%—05/12/2017-10/02/2019	97,958
9,200	1.750%—05/30/2019	9,432
4,700	2.375%—01/13/2022	4,840
17,600	3.750%—03/27/2019	20,159
2,100	5.000%—02/16/2017	2,458
5,000	5.500%—08/23/2017	6,039

		339,021

	Federal National Mortgage Association
19,700	0.875%—08/28/2017-02/08/2018	19,657
41,400	1.125%—04/27/2017	41,968
19,500	1.250%—01/30/2017	19,904
45,800	5.000%—02/13/2017-05/11/2017	53,569
13,000	5.375%—06/12/2017	15,523

		150,621

TOTAL U.S. GOVERNMENT AGENCIES (Cost $485,532)		489,642

U.S. GOVERNMENT OBLIGATIONS—28.7%
	U.S. Treasury Bonds
15,000	3.125%—11/15/2041[11]	14,997
	U.S. Treasury Inflation Indexed Bonds[8]
$64,746	0.125%—04/15/2017-07/15/2022	$69,864
7,969	0.625%—07/15/2021	9,038
59,577	1.125%—01/15/2021	69,779
13,937	1.250%—07/15/2020	16,519
5,856	1.375%—01/15/2020	6,940
34,292	1.750%—01/15/2028	43,754
53,945	2.000%—01/15/2026	69,964
9,694	2.125%—01/15/2019-02/15/2040	13,014
41,504	2.375%—01/15/2025-01/15/2027	55,961
31,423	2.500%—01/15/2029[11]	44,203
7,260	3.625%—04/15/2028	11,367
9,804	3.875%—04/15/2029[11]	16,001

		426,404

	U.S. Treasury Notes
147,000	0.250%—12/15/2015	146,426
539,500	0.375%—11/15/2015-01/15/2016	539,469
133,300	0.750%—10/31/2017-12/31/2017	132,635
51,300	0.875%—01/31/2018	51,292
156,500	0.875%—07/31/2019[11]	152,808
182,100	1.000%—06/30/2019-08/31/2019	179,145
220,100	1.000%—09/30/2019[11]	215,939
48,200	1.125%—05/31/2019-12/31/2019	47,752
3,700	1.250%—10/31/2019	3,685
18,100	1.375%—01/31/2020	18,092
120,500	1.500%—08/31/2018[11]	123,644
168,600	1.625%—08/15/2022-11/15/2022	163,586
4,000	1.750%—05/15/2022	3,954
7,900	3.375%—11/15/2019	8,965
13,600	3.500%—02/15/2018	15,358
1,200	3.625%—08/15/2019	1,381

		1,804,131

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,216,675)		2,245,532

SHORT-TERM INVESTMENTS—0.6%
CERTIFICATES OF DEPOSIT—0.1%
	Itau Unibanco SA
6,500	1.478%—10/31/2013	6,427

FOREIGN GOVERNMENT OBLIGATIONS—0.5%
	Japan Treasury Discount Bill
¥3,380,000	0.098%—02/12/2013	36,962

U.S. GOVERNMENT OBLIGATIONS—0.0%
	U.S. Treasury Bills
$730	0.127%—12/12/2013[11]	729
1,340	0.134%—01/09/2014[11]	1,338

		2,067

TOTAL SHORT-TERM INVESTMENTS (Cost $50,661)		45,456

TOTAL INVESTMENTS—116.6% (Cost $8,774,464)		9,121,941

CASH AND OTHER ASSETS, LESS LIABILITIES—(16.6)%		(1,299,298)

TOTAL NET ASSETS—100.0%		$7,822,643

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate—3 month (Buy)	29	€7,250	06/15/2015	$(47)
Euribor Interest Rate—3 month (Buy)	107	26,750	12/15/2014	(69)
Euribor Interest Rate—3 month (Buy)	33	8,250	03/16/2015	(49)
Euro-Bund Futures (Sell)	104	10,400	03/07/2013	402
Eurodollar Futures-CME 90 day (Buy)	52	$13,000	06/13/2016	(33)
Eurodollar Futures-CME 90 day (Buy)	3,729	932,250	06/15/2015	(5)
Eurodollar Futures-CME 90 day (Buy)	35	8,750	09/19/2016	(24)
Eurodollar Futures-CME 90 day (Buy)	65	16,250	01/31/2012	3
Eurodollar Futures-CME 90 day (Buy)	3,008	752,000	12/14/2015	(1,545)
Eurodollar Futures-CME 90 day (Buy)	84	21,000	12/16/2013	5
Eurodollar Futures-CME 90 day (Buy)	862	215,500	03/14/2016	(490)
Eurodollar Futures-CME 90 day (Buy)	685	171,250	09/14/2015	(85)
U.S. Treasury Note Futures—5 year (Buy)	346	34,600	03/28/2013	(120)
U.S. Treasury Note Futures—10 year (Buy)	5,385	538,500	03/19/2013	(9,702)

				$(11,759)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2013

Description	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premium (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	5,100,000	215.95	[j]	03/10/2020	$38	$(7)
Inflation-Linked Swap Option (Put)	14,100,000	215.95	[j]	03/12/2020	119	(22)
Inflation-Linked Swap Option (Put)	33,900,000	216.69	[j]	04/07/2020	302	(54)
Inflation-Linked Swap Option (Put)	15,100,000	217.97	[j]	09/29/2020	195	(14)
Inflation-Linked Swap Option (Put)	15,600,000	218.01	[j]	10/13/2020	153	(25)
Interest Rate Swap Option 2 year (Call)	26,700,000	0.85%		03/18/2013	12	(12)
Interest Rate Swap Option 2 year (Put)	80,300,000	1.20		07/11/2013	567	(13)
Interest Rate Swap Option 2 year (Put)	26,700,000	1.25		03/18/2013	32	(32)
Interest Rate Swap Option 2 year (Put)	46,500,000	1.15		07/24/2013	96	(99)
Interest Rate Swap Option 5 year (Call)	89,300,000	0.70		02/19/2013	67	–
Interest Rate Swap Option 5 year (Call)	65,800,000	0.85		03/18/2013	35	(23)
Interest Rate Swap Option 5 year (Call)	107,500,000	0.75		04/02/2013	47	(11)
Interest Rate Swap Option 5 year (Put)	81,600,000	1.75		05/30/2013	605	(97)
Interest Rate Swap Option 5 year (Put)	40,800,000	2.00		03/18/2013	383	(1)
Interest Rate Swap Option 5 year (Put)	199,800,000	1.20		02/19/2013	440	(114)
Interest Rate Swap Option 5 year (Put)	301,200,000	1.20		03/18/2013	1,618	(616)
Interest Rate Swap Option 5 year (Put)	55,700,000	1.30		04/29/2013	160	(160)
Interest Rate Swap Option 5 year (Put)	27,700,000	1.40		03/18/2013	537	(20)
Interest Rate Swap Option 5 year (Put)	32,500,000	1.70		07/24/2013	165	(167)
Interest Rate Swap Option 5 year (Put)	107,500,000	1.15		04/02/2013	175	(379)
Interest Rate Swap Option 5 year (Put)	162,500,000	1.05		03/18/2013	404	(393)
Interest Rate Swap Option 7 year (Call)	163,000,000	1.20		03/18/2013	166	(27)
Interest Rate Swap Option 7 year (Put)	163,000,000	1.65		03/18/2013	484	(683)
Interest Rate Swap Option 10 year (Call)	21,700,000	1.50		05/30/2013	164	(9)
Interest Rate Swap Option 10 year (Call)	55,900,000	1.80		07/29/2013	272	(255)
Interest Rate Swap Option 10 year (Put)	55,900,000	2.65		07/29/2013	398	(430)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	37,100,000	$82.00		04/04/2013	91	(54)

Total Written Options					$7,725	$(3,717)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays plc	$721	$700	02/04/2013	$21
Brazilian Real (Buy)	HSBC Bank USA N.A.	38,252	36,925	02/04/2013	1,327
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	1,443	1,400	02/04/2013	43
Brazilian Real (Buy)	UBS AG	2,682	2,600	02/04/2013	82
Brazilian Real (Buy)	UBS AG	42,804	41,692	04/02/2013	1,112
Brazilian Real (Sell)	UBS AG	43,099	42,006	02/04/2013	(1,093)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pound Sterling (Sell)	JP Morgan Chase & Co.	$1,697	$1,696	03/12/2013	$(1)
British Pound Sterling (Sell)	JP Morgan Chase & Co.	49,683	50,181	03/12/2013	498
British Pound Sterling (Sell)	UBS AG	9,695	9,718	03/12/2013	23
Canadian Dollar (Sell)	Barclays plc	4,935	4,986	03/21/2013	51
Canadian Dollar (Sell)	Citigroup Inc.	236,180	238,677	03/21/2013	2,497
Euro Currency (Buy)	BNP Paribas S.A.	1,928	1,884	03/18/2013	44
Euro Currency (Buy)	Deutsche Bank AG	1,560	1,560	02/07/2013	—
Euro Currency (Buy)	Deutsche Bank AG	4,547	4,405	03/18/2013	142
Euro Currency (Buy)	HSBC Bank USA N.A.	3,217	3,158	03/18/2013	59
Euro Currency (Buy)	JP Morgan Chase & Co.	705	687	03/18/2013	18
Euro Currency (Buy)	Morgan Stanley & Co. LLC	4,217	4,152	03/18/2013	65
Euro Currency (Buy)	Royal Bank of Scotland plc	8,696	8,447	03/18/2013	249
Euro Currency (Buy)	UBS AG	764	764	03/18/2013	—
Euro Currency (Sell)	Barclays plc	2,249	2,184	03/18/2013	(65)
Euro Currency (Sell)	BNP Paribas S.A.	4,676	4,530	06/21/2013	(146)
Euro Currency (Sell)	BNP Paribas S.A.	7,746	7,195	08/14/2013	(551)
Euro Currency (Sell)	BNP Paribas S.A.	4,079	3,790	04/01/2014	(289)
Euro Currency (Sell)	BNP Paribas S.A.	5,846	5,437	06/02/2014	(409)
Euro Currency (Sell)	BNP Paribas S.A.	4,079	3,795	07/01/2014	(284)
Euro Currency (Sell)	BNP Paribas S.A.	3,128	2,911	08/01/2014	(217)
Euro Currency (Sell)	Citigroup Inc.	3,188	3,064	03/18/2013	(124)
Euro Currency (Sell)	Citigroup Inc.	3,127	2,915	04/01/2014	(212)
Euro Currency (Sell)	Credit Suisse Group AG	4,359	4,223	03/18/2013	(136)
Euro Currency (Sell)	Credit Suisse Group AG	4,759	4,438	06/02/2014	(321)
Euro Currency (Sell)	HSBC Bank USA N.A.	1,896	1,864	03/18/2013	(32)
Euro Currency (Sell)	Morgan Stanley & Co. LLC	168	163	03/18/2013	(5)
Euro Currency (Sell)	Royal Bank of Scotland plc	272,086	260,038	03/18/2013	(12,048)
Euro Currency (Sell)	UBS AG	23,494	21,779	02/28/2013	(1,715)
Euro Currency (Sell)	UBS AG	9,441	9,157	03/18/2013	(284)
Euro Currency (Sell)	UBS AG	34,383	31,938	09/04/2013	(2,445)
Euro Currency (Sell)	Westpac Banking Corp.	238,502	227,454	03/18/2013	(11,048)
Japanese Yen (Sell)	Barclays plc	15,222	15,630	04/17/2013	408
Japanese Yen (Sell)	Citigroup Inc.	17,280	19,795	02/12/2013	2,515
Japanese Yen (Sell)	Morgan Stanley & Co. LLC	2,590	2,609	04/17/2013	19
Japanese Yen (Sell)	UBS AG	19,685	22,545	02/12/2013	2,860
Japanese Yen (Sell)	UBS AG	15,223	15,606	04/17/2013	383
Mexican Peso (Buy)	Deutsche Bank AG	10,191	9,965	04/03/2013	226
Mexican Peso (Buy)	HSBC Bank USA N.A.	2,193	2,200	04/03/2013	(7)
Mexican Peso (Buy)	HSBC Bank USA N.A.	5,211	5,143	04/03/2013	68
Mexican Peso (Buy)	JP Morgan Chase & Co.	2,391	2,400	04/03/2013	(9)
Mexican Peso (Buy)	JP Morgan Chase & Co.	2,566	2,509	04/03/2013	57
Mexican Peso (Buy)	Morgan Stanley & Co. LLC	2,787	2,772	04/03/2013	15
Mexican Peso (Buy)	UBS AG	3,481	3,500	04/03/2013	(19)
Mexican Peso (Buy)	UBS AG	10,951	10,749	04/03/2013	202
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	47,355	46,471	04/03/2013	(884)
Mexican Peso (Sell)	UBS AG	11,952	11,758	04/03/2013	(194)

					$(19,554)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500%	03/18/2016	$965,800	$(738)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.250	06/15/2041	312,200	6,824
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	73,100	243

Interest Rate Swaps						$6,329

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Dow Jones CDX North America Investment Grade Index Series 18	Buy	1.000%	06/20/2017	0.777%	$(857)	$(400)	$80,000	$(457)
CME Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	1.000	12/20/2017	0.890	(1,028)	(315)	161,800	(713)
CME Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	5.000	12/20/2017	4.458	(902)	(630)	31,500	(272)

Credit Default Swaps									$(1,442)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.600%	09/06/2016	MEX$	526,200	$818
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.000	09/13/2017		5,900	5
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		109,000	230
Goldman Sachs Group Inc.	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		9,100	20
HSBC Bank USA N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		521,900	863
HSBC Bank USA N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.000	09/13/2017		17,600	15
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		27,000	49
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		44,000	93
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	6.350	06/02/2021		213,600	715
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/02/2022		103,500	102
Goldman Sachs Group Inc.	Federal Funds Effective Rate US	Pay	1.000	10/15/2017		$151,600	(675)
Morgan Stanley & Co. LLC	Federal Funds Effective Rate US	Pay	1.000	10/15/2017		126,200	(388)

Interest Rate Swaps							$1,847

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	United States of America 4.875% due 08/15/2016	Sell	0.250%	03/20/2016	0.301%	$(27)	$(218)	€15,500	$191
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.288	(27)	(414)	27,700	387
Barclays plc	Berkshire Hathaway Inc. 2.450% due 12/15/2015	Sell	1.000	06/20/2017	0.964	8	(72)	$2,800	80
Credit Suisse Group AG	Berkshire Hathaway Inc. 2.450% due 12/15/2015	Sell	1.000	06/20/2017	0.964	10	(86)	3,500	96
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	0.850	03/20/2013	0.182	5	—	2,800	5
UBS AG	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.532	30	(49)	2,700	79
Citigroup Inc.	China Development Bank Corp. 4.750% due 10/08/2014	Sell	1.000	06/20/2017	0.891	1	(5)	100	6
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12	Sell	5.000	12/20/2014	2.354	170	309	3,100	(139)
Barclays plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.293	1,708	3,072	24,900	(1,364)
Credit Suisse Group AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.293	165	327	2,400	(162)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.293	391	776	5,700	(385)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000%	06/20/2015	2.293%	$1,118	$2,057	$16,300	$(939)
HSBC Bank USA N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.293	4,033	3,704	58,800	329
JP Morgan Chase & Co.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.293	158	260	2,300	(102)
Morgan Stanley & Co. LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.293	672	1,163	9,800	(491)
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 10-V4	Sell	0.530	06/20/2013	0.005	10	—	3,858	10
Bank of America Corp.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.763	5	(7)	700	12
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.721	15	(27)	1,900	42
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.763	17	(20)	2,300	37
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	0.827	46	(47)	7,000	93
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	12/20/2016	0.961	71	(668)	26,500	739
Citigroup Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.763	7	(16)	1,000	23
Citigroup Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	0.879	234	(135)	44,500	369
Credit Suisse Group AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.721	6	(17)	700	23
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.721	55	(75)	7,000	130
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	0.879	80	(44)	15,200	124
HSBC Bank USA N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.721	10	(35)	1,300	45
HSBC Bank USA N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.763	24	(25)	3,300	49
HSBC Bank USA N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.445	(583)	(641)	20,000	58
JP Morgan Chase & Co.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.721	89	(125)	11,400	214
JP Morgan Chase & Co.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.763	24	(29)	3,300	53
JP Morgan Chase & Co.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2016	0.923	18	(26)	4,500	44
JP Morgan Chase & Co.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2017	1.051	(4)	(38)	4,100	34
Morgan Stanley & Co. LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.721	13	(15)	1,600	28
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.763	5	(5)	700	10
Citigroup Inc.	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	3.850	03/20/2014	0.163	420	—	9,000	420
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	4.900	12/20/2013	0.144	92	—	1,900	92
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	03/20/2016	0.627	6	(31)	500	37
JP Morgan Chase & Co.	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	03/20/2013	0.107	32	(176)	13,500	208
Morgan Stanley & Co. LLC	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	03/20/2013	0.107	24	(107)	10,000	131
Morgan Stanley & Co. LLC	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	06/20/2016	0.696	17	(6)	1,500	23
JP Morgan Chase & Co.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.471	67	33	3,800	34

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley & Co. LLC	Government of Japan 2.000% due 03/21/2022	Sell	1.000%	06/20/2016	0.515%	$137	$50	$7,800	$87
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.471	39	24	2,200	15
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	09/20/2015	0.409	201	18	12,000	183
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.443	188	2	10,900	186
Deutsche Bank AG	Markit CMBX North America AAA Indices	Sell	0.800	12/13/2049	1.706	(362)	(572)	9,700	210
Barclays plc	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2017	1.364	(97)	(253)	6,100	156
JP Morgan Chase & Co.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.637	4	—	300	4
Barclays plc	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.521	46	(146)	5,100	192
Credit Suisse Group AG	Morgan Stanley & Co. LLC 0.753% due 10/18/2016	Sell	1.000	06/20/2013	0.220	13	(55)	3,000	68
Credit Suisse Group AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.521	57	(175)	6,300	232
Deutsche Bank AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	06/20/2013	0.220	7	(48)	1,600	55
Barclays plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	0.373	19	11	900	8
BNP Paribas S.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	0.373	10	6	500	4
Citigroup Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.297	47	45	2,600	2
Citigroup Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.420	195	101	9,400	94
Deutsche Bank AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.461	4	1	200	3
Goldman Sachs Group Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2017	0.620	13	(5)	700	18
JP Morgan Chase & Co.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.420	93	48	4,500	45
JP Morgan Chase & Co.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.461	62	18	3,000	44
JP Morgan Chase & Co.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2017	0.576	37	(12)	1,900	49
Morgan Stanley & Co. LLC	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.461	13	4	600	9
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.297	142	140	7,900	2
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.420	89	45	4,300	44
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.461	15	5	700	10
Barclays plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	0.921	29	(119)	7,500	148
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	0.751	9	(29)	1,200	38
Morgan Stanley & Co. LLC	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.000	6	(68)	4,600	74
UBS AG	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.000	2	(32)	2,000	34
Goldman Sachs Group Inc.	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2017	1.292	(7)	(42)	600	35
Deutsche Bank AG	The Export-Import Bank of China 4.875% due 07/21/2015	Sell	1.000	06/20/2017	0.797	6	(26)	600	32
BNP Paribas S.A.	UBS AG 1.262% due 04/18/2012	Sell	0.760	03/20/2013	0.243	33	—	20,470	33
Credit Suisse Group AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.341	22	20	1,000	2

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000%	03/20/2016	0.341%	$13	$12	$600	$1
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.329	119	137	5,800	(18)
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2016	0.364	158	121	7,000	37
Citigroup Inc.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.575	20	(20)	1,600	40
Citigroup Inc.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.687	698	10	59,600	688
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.636	177	(103)	14,100	280
HSBC Bank USA N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.636	261	(154)	20,800	415
HSBC Bank USA N.A.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2017	0.911	9	(40)	1,800	49
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.575	7	(7)	600	14

Credit Default Swaps									$4,295

Total Swaps									$11,029

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)		Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$155,318	$374		$155,692
Bank Loan Obligations	—	16,886	—		16,886
Collateralized Mortgage Obligations	—	377,105	—		377,105
Corporate Bonds & Notes	—	1,461,376	14,439		1,475,815
Foreign Government Obligations	—	904,384	—		904,384
Mortgage Pass-Through	—	2,971,296	2,042		2,973,338
Municipal Bonds	—	420,975	—		420,975
Preferred Stocks	—	17,116	—		17,116
Rights/Warrants	—	—	—	[a]	— [a]
U.S. Government Agencies	—	489,642	—		489,642
U.S. Government Obligations	—	2,245,532	—		2,245,532
Short-Term Investments
Certificates of Deposit	—	6,427	—		6,427
Foreign Government Obligations	—	36,962	—		36,962
U.S. Government Obligations	—	2,067	—		2,067

Total Investments in Securities	$—	$9,105,086	$16,855		$9,121,941

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$(19,554)	$—		$(19,554)
Futures Contracts	(11,759)	—	—		(11,759)
Swap Agreements	—	11,029	—		11,029
Written Options	—	(3,717)	—		(3,717)

Total Investments in Other Financial Instruments	$(11,759)	$(12,242)	$—		$(24,001)

Total Investments	$(11,759)	$9,092,844	$16,855		$9,097,940

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investments during the period ended January 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)		Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2013[w] (000s)
Asset-Backed Securities	$1,762		$—	$(1,422)	$—	$(27)	$61	$—	$—	$374
Corporate Bonds & Notes	14,840		—	—	46	—	(447)	—	—	14,439
Mortgage Pass-Through	2,091		—	(47)	(1)	—	(1)	—	—	2,042
Rights/Warrants	—	[a]	—	—	—	—	—	—	—	—	[a]

	$18,693		$—	$(1,469)	$45	$(27)	$(387)	$—	$—	$16,855

There were no significant transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 1/31/2013		Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Asset-Backed Securities
Magnolia Funding Ltd. Series 2010—1A CI. A1	$374		Benchmark Pricing	Base Price	$136.00

Corporate Bonds and Notes
Southern Gas Networks plc MTN[5]	14,439		Benchmark Pricing	Base Price	147.34

Mortgage Pass-Through
Federal Housing Authority Project	36		Benchmark Pricing	Base Price	98.03
Federal Housing Authority Project	2,006		Benchmark Pricing	Base Price	98.53

	2,042

Rights/Warrants
General Motors Co. Escrow*	—	[a]	Cash Available in Relation to Claims	Estimated Recovery Value	0.00

	$16,855

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$—	$—
Credit Contracts	7,895	(5,042)
Foreign Exchange Contracts	11,636	(31,244)
Interest Rate Contracts	10,387	(17,633)

Total	$29,918	$(53,919)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $584,455 or 7% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at January 31, 2013.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond. The maturity date represents the next callable date.

7	Step coupon security.

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	Zero coupon bond.

10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2013. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

11	At January 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $569,659 or 7% of net assets.

a	Rounds to less than $1,000.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2013
Asset-Backed Securities	$6
Corporate Bonds & Notes	(1,046)
Mortgage Pass-Through	(43)
Rights/Warrants	(15)

$(1,098)

x	Valued by subadvisor in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

y	Fair valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -13.2%)

ASSET-BACKED SECURITIES—1.6%
Principal Amount (000s)			Value (000s)
		American Money Management Corp.
		Series 2005-5A Cl. A1A
$189		0.544%—08/08/2017[1,2]	$188
		Ares CLO Funds[3]
		Series 2006-6RA Cl. A1B
348		0.538%—03/12/2018[1,2]	344
		Harvest CLO SA3
		Series IX Cl. A1
€105		0.936%—03/29/2017[1]	141
		Hillmark Funding
		Series 2006-1A Cl. A1
$1,600		0.562%—05/21/2021[1,2]	1,554
		Katonah Ltd.
		Series 6A Cl. A1A
43		0.629%—09/20/2016[1,2]	43
		Magi Funding plc
		Series I-A Cl. A
€236		0.671%—04/11/2021[1,2]	311
		Park Place Securities Inc.
		Series 2004-WWF1 Cl. M2
$317		0.884%—12/25/2034[1]	316
		People’s Choice Home Loan Securities Trust
		Series 2005-1 Cl. M4
900		1.554%—01/25/2035[1]	629
		Saxon Asset Securities Trust
		Series 2003-1 Cl. AF7
141		4.034%—06/25/2033[4]	143
		SLM Student Loan Trust
		Series 2003-2 Cl. A5
€2,281		0.443%—12/15/2023[1]	3,011
		Series 2002-7X Cl. A5
882		0.453%—09/15/2021[1]	1,195
		Series 2010-B Cl. A1
$—	[a]	2.126%—08/15/2016[1,2]	—

			4,206

		Wood Street CLO BV3
		Series II-A Cl. A1
€179		0.696%—03/29/2021[1,2]	239

TOTAL ASSET-BACKED SECURITIES (Cost $7,996)			8,114

BANK LOAN OBLIGATIONS—0.3%
(Cost $1,793)
		Springleaf Financial Funding Co. Term Loan B
$1,800		5.500%—05/10/2017[5]	1,809

COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
Principal Amount (000s)			Value (000s)
		Arran Residential Mortgages Funding plc
		Series 2011-1A Cl. A1B
€481		1.391%—11/19/2047[1,2]	$655
		Banc of America Large Loan Inc.
		Series 2010-HLTN Cl. HLTN
$1,368		2.506%—11/15/2015[1,2]	1,373
		Bear Stearns Adjustable Rate Mortgage Trust
		Series 2005-5 Cl. A1
7		2.240%—08/25/2035[1]	7
		Series 2005-5 Cl. A2
14		2.320%—08/25/2035[1]	14
		Series 2005-2 Cl. A1
13		2.570%—03/25/2035[1]	13
		Series 2005-2 Cl. A2
4		2.793%—03/25/2035[1]	4

			38

		Citigroup Mortgage Loan Trust Inc.
		Series 2005-12 Cl. 2A1
608		1.004%—08/25/2035[1,2]	449
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2004-HYB5 Cl. 2A1
99		2.908%—04/20/2035[1]	99
		DBUBS Mortgage Trust
		Series 2011-LC2A Cl. A2
2,800		3.386%—07/10/2044[2]	3,017
		Harborview Mortgage Loan Trust
		Series 2006-12 Cl.2A12
531		0.365%—01/19/2038[1]	530
		Holmes Master Issuer plc
		Series 2011-1A Cl. A3
€1,558		1.545%—10/15/2054[1,2]	2,139
		JP Morgan Mortgage Trust
		Series 2005-A3 Cl. 2A1
$322		5.127%—06/25/2035[1]	327
		Permanent Master Issuer plc
		Series 2011-1A Cl. 1A3
€200		1.495%—07/15/2042[1,2]	274
		RBSSP Resecuritization Trust
		Series 2010-1 Cl. 2A1
$1,228		2.591%—07/26/2045[1,2]	1,261
		Residential Accredit Loans Inc.
		Series 2006-QO6 Cl. A1
143		0.384%—06/25/2046[1]	69
		Residential Asset Securitization Trust
		Series 2006-R1 Cl. A2
90		0.000%—01/25/2046*[1]	42
		Structured Asset Mortgage Investments Inc.
		Series 2006-AR5 Cl. 1A1
88		0.414%—05/25/2046[1]	53
		Washington Mutual Mortgage Pass Through Certificates
		Series 2003-AR9 Cl. 2A
61		2.553%—09/25/2033[1]	62

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,292)			10,388

CORPORATE BONDS & NOTES—5.2%
		Ally Financial Inc.
600		3.510%—02/11/2014[1]	611
		Banco Santander Brasil SA
500		4.250%—01/14/2016[2]	522

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
		Banco Santander Brasil SA MTN[6]
	$2,400	2.408%—03/18/2014[1,2]	$2,393
		BBVA Bancomer SA
	800	6.500%—03/10/2021[2]	930
		Credit Agricole Home Loan SFH
	800	1.052%—07/21/2014[1,2]	805
		Danske Bank AS
	1,700	1.355%—04/14/2014[1,2]	1,711
		DCP Midstream Operating LP
	700	3.250%—10/01/2015	727
		Dexia Credit Local New York
	6,500	0.711%—03/05/2013[1,2]	6,497
		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,105
		HBOS plc MTN[6]
	300	6.750%—05/21/2018[2]	330
		HCA Inc.
	900	7.250%—09/15/2020	1,001
		ICICI Bank Ltd. MTN[6]
	500	2.062%—02/24/2014[1,2]	493
		Intesa Sanpaolo SpA
	400	3.125%—01/15/2016	397
		Metropolitan Life Global Funding I
	100	5.125%—04/10/2013[2]	101
		Nordea Eiendomskreditt AS
	3,100	0.725%—04/07/2015[1,2]	3,099
		Petrobras International Finance Co.
	500	3.875%—01/27/2016	525
		SLM Corp. MTN[6]
	740	4.014%—05/03/2019[5,7]	709
		Societe Generale MTN[6]
	1,700	1.355%—04/11/2014[1,2]	1,703
		Stone Street Trust
	2,400	5.902%—12/15/2015[2]	2,618
		Turkiye Garanti Bankasi AS
	200	2.802%—04/20/2016[1,2]	202

	TOTAL CORPORATE BONDS & NOTES (Cost $25,578)		26,479

FOREIGN GOVERNMENT OBLIGATIONS—9.2%
		Australia Government Bond
AUD$	2,900	4.000%—08/20/2020[7]	5,802
		Canada Housing Trust No. 1
CAD$	2,700	2.450%—12/15/2015[2]	2,784
		Canadian Government Bond
	1,476	1.500%—12/01/2044[7]	1,880
	1,800	2.750%—09/01/2016	1,889
	3,815	4.250%—12/01/2021[7]	5,302

			9,071

		Instituto de Credito Oficial MTN[6]
	€2,300	1.934%—03/25/2014[1]	3,062
		Italy Buoni Poliennali Del Tesoro
	7,142	2.100%—09/15/2016-09/15/2021[7]	9,802
		New South Wales Treasury Corp.
AUD$	200	2.500%—11/20/2035[7]	248
	3,800	2.750%—11/20/2025[7]	5,141

			5,389

		U.K. Gilt Inflation Linked[7]
	£2,735	0.125%—03/22/2024	$4,797
	1,043	1.250%—11/22/2017-11/22/2032	1,996
	478	1.875%—11/22/2022	990
	400	2.500%—07/26/2016	2,206

			9,989

		Xunta de Galicia
	€600	5.763%—04/03/2017	819
	300	6.131%—04/03/2018	410

			1,229

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $44,742)		47,128

MORTGAGE PASS-THROUGH—0.9%
		Federal Home Loan Mortgage Corp. REMIC[8]
	$2,144	0.806%—12/15/2037[1]	2,167
		Federal National Mortgage Association REMIC[8]
	587	0.554%—07/25/2037[1]	590
	560	0.584%—07/25/2037[1]	564
	442	0.644%—05/25/2036[1]	445
	779	0.884%—02/25/2041[1]	785

			2,384

	TOTAL MORTGAGE PASS-THROUGH (Cost $4,499)		4,551

PURCHASED OPTIONS—0.0%
	(Cost $132)
No. of Contracts
		Interest Rate Swap Option 30 year
	2,600,000	3.875%—04/14/2014	62

U.S. GOVERNMENT OBLIGATIONS—94.0%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds[7]
	$57,825	0.125%—04/15/2016-01/15/2022[9]	62,276
	81,552	0.125%—04/15/2017-01/15/2023	88,038
	16,256	0.500%—04/15/2015	17,107
	31,336	0.625%—04/15/2013-07/15/2021	35,383
	3,057	0.750%—02/15/2042	3,248
	7,789	1.125%—01/15/2021	9,123
	31,276	1.250%—04/15/2014-07/15/2020	35,356
	6,176	1.375%—01/15/2020	7,318
	18,329	1.625%—01/15/2015[9]	19,621
	9,705	1.750%—01/15/2028	12,383
	18,667	1.875%—07/15/2013-07/15/2019	22,155
	35,723	2.000%—07/15/2014-01/15/2026	42,363
	9,742	2.125%—01/15/2019-02/15/2040	12,422
	46,849	2.375%—01/15/2025-01/15/2027[9]	63,062
	14,146	2.500%—01/15/2029[9]	19,899
	10,215	2.625%—07/15/2017	12,298
	641	3.625%—04/15/2028	1,003
	11,135	3.875%—04/15/2029	18,172

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $462,936)		481,227

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—0.2%
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$100	Repurchase Agreement with Morgan Stanley dated January 31, 2013 due February 01, 2013 at 0.170% collateralized by U.S. Treasury Bonds (market value $100)	$100
712	Repurchase Agreement with State Street Corp. dated January 31, 2013 due February 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $728)	712

TOTAL SHORT-TERM INVESTMENTS (Cost $812)		812

TOTAL INVESTMENTS—113.4% (Cost $558,780)		580,570

CASH AND OTHER ASSETS, LESS LIABILITIES—(13.4)%		(68,693)

TOTAL NET ASSETS—100.0%		$511,877

FUTURES CONTRACTS OPEN AT JANUARY 31, 2013
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate (Buy)	7	€1,750	12/14/2015	$(3)
Eurodollar Futures-CME 90 day (Buy)	167	$41,750	03/14/2016	(54)
Eurodollar Futures-CME 90 day (Buy)	62	15,500	09/14/2015	(14)

				$(71)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2013
Description	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premium (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	600,000	—	[j]	01/22/2018	$6	$(2)
Inflation-Linked Swap Option (Put)	3,600,000	216.69	[j]	04/07/2020	32	(6)
Inflation-Linked Swap Option (Put)	500,000	217.97	[j]	09/29/2020	6	(1)
Inflation-Linked Swap Option (Put)	400,000	218.01	[j]	10/13/2020	4	(1)
Interest Rate Swap Option 2 year (Call)	3,200,000	0.85%		03/18/2013	1	(1)
Interest Rate Swap Option 2 year (Call)	15,700,000	1.50		04/02/2013	42	(12)
Interest Rate Swap Option 2 year (Put)	3,200,000	1.25		03/18/2013	4	(4)
Interest Rate Swap Option 2 year (Put)	15,700,000	1.50		04/02/2013	60	(107)
Interest Rate Swap Option 2 year (Put)	5,800,000	1.15		07/24/2013	13	(13)
Interest Rate Swap Option 5 year (Call)	17,400,000	0.75		03/18/2013	41	(1)
Interest Rate Swap Option 5 year (Call)	6,800,000	0.85		03/18/2013	3	(2)
Interest Rate Swap Option 5 year (Call)	6,800,000	1.70		03/18/2013	77	(211)
Interest Rate Swap Option 5 year (Put)	1,300,000	2.00		03/18/2013	12	—
Interest Rate Swap Option 5 year (Put)	6,800,000	1.25		03/18/2013	10	(11)
Interest Rate Swap Option 5 year (Put)	17,400,000	1.40		03/18/2013	43	(12)
Interest Rate Swap Option 5 year (Put)	11,000,000	2.85		04/14/2014	132	(29)
Interest Rate Swap Option 5 year (Put)	14,400,000	1.70		03/18/2013	278	(2)
Interest Rate Swap Option 5 year (Put)	5,800,000	1.70		07/24/2013	30	(30)
Interest Rate Swap Option 7 year (Call)	1,400,000	1.20		03/18/2013	4	—
Interest Rate Swap Option 7 year (Put)	1,400,000	1.65		03/18/2013	4	(6)
Interest Rate Swap Option 10 year (Call)	5,900,000	1.80		07/29/2013	27	(27)
Interest Rate Swap Option 10 year (Put)	5,900,000	2.65		07/29/2013	43	(45)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	3,600,000	$85.00		04/16/2013	18	(7)

Total Written Options					$890	$(530)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	UBS AG	$11,388	$11,429	02/21/2013	$41
Brazilian Real (Buy)	Barclays plc	18	17	02/04/2013	1
Brazilian Real (Buy)	Deutsche Bank AG	13	12	02/04/2013	1
Brazilian Real (Buy)	HSBC Bank USA N.A.	2,407	2,323	02/04/2013	84
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	167	158	02/04/2013	9
Brazilian Real (Buy)	UBS AG	22	21	02/04/2013	1
Brazilian Real (Buy)	UBS AG	2,306	2,237	04/02/2013	69
Brazilian Real (Sell)	Credit Suisse Group AG	305	290	02/04/2013	(15)
Brazilian Real (Sell)	UBS AG	2,321	2,253	02/04/2013	(68)
British Pound Sterling (Buy)	JP Morgan Chase & Co.	273	272	03/12/2013	1
British Pound Sterling (Buy)	Royal Bank of Canada	745	740	03/12/2013	5
British Pound Sterling (Buy)	Royal Bank of Scotland plc	743	735	03/12/2013	8
British Pound Sterling (Sell)	BNP Paribas S.A.	1,370	1,396	03/12/2013	26
British Pound Sterling (Sell)	Credit Suisse Group AG	152	154	03/12/2013	2
British Pound Sterling (Sell)	JP Morgan Chase & Co.	8,129	8,210	03/12/2013	81
British Pound Sterling (Sell)	Morgan Stanley & Co. LLC	51	51	02/07/2013	—
British Pound Sterling (Sell)	Royal Bank of Canada	696	705	03/12/2013	9
British Pound Sterling (Sell)	Royal Bank of Scotland plc	103	105	03/12/2013	2
British Pound Sterling (Sell)	UBS AG	1,213	1,243	03/12/2013	30
Canadian Dollar (Buy)	Credit Suisse Group AG	125	126	03/21/2013	(1)
Canadian Dollar (Sell)	Citigroup Inc.	12,260	12,390	03/21/2013	130
Chinese Yuan (Buy)	Barclays plc	998	984	02/01/2013	14
Chinese Yuan (Buy)	JP Morgan Chase & Co.	973	963	02/01/2013	10
Chinese Yuan (Sell)	Barclays plc	998	988	02/01/2013	(10)
Chinese Yuan (Sell)	JP Morgan Chase & Co.	972	949	02/01/2013	(23)
Euro Currency (Buy)	BNP Paribas S.A.	190	186	03/18/2013	4
Euro Currency (Buy)	HSBC Bank USA N.A.	251	245	03/18/2013	6
Euro Currency (Sell)	Credit Suisse Group AG	147	144	03/18/2013	(3)
Euro Currency (Sell)	JP Morgan Chase & Co.	186	179	03/18/2013	(7)
Euro Currency (Sell)	Royal Bank of Scotland plc	22,016	20,985	03/18/2013	(1,031)
Euro Currency (Sell)	UBS AG	433	415	03/18/2013	(18)
Mexican Peso (Buy)	Deutsche Bank AG	616	600	04/03/2013	16
Mexican Peso (Buy)	HSBC Bank USA N.A.	707	685	04/03/2013	22
Mexican Peso (Sell)	JP Morgan Chase & Co.	11	11	04/03/2013	—
South African Rand (Sell)	HSBC Bank USA N.A.	557	579	04/30/2013	22

					$(582)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750%	06/19/2043	$10,200	$33

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.300%	01/02/2017	R$	4,400	$(23)
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	8.825	01/02/2015		20,900	96
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	8.220	01/02/2017		12,800	(70)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		4,600	(30)
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.900	09/01/2016		€14,200	97
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.950	09/01/2017		4,700	27
Citigroup Inc.	French Consumer Price Index Ex Tobacco Index	Pay	2.000	07/25/2016		1,500	19
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		$19,600	89
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		8,000	51
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.360	01/28/2017		1,900	7
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		2,500	12
Royal Bank of Scotland plc	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		7,500	38

Interest Rate Swaps							$313

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	06/20/2020	1.445%	$(20)	$(23)	$700	$3
Citigroup Inc.	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070	03/20/2016	0.601	(16)	—	1,000	(16)
Barclays plc	Societe Generale 5.250% due 03/28/2013	Buy	1.000	06/20/2014	0.518	(14)	66	1,700	(80)

Credit Default Swaps									$(93)

Total Swaps									$253

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts valued at $(71) are classified as Level 1. All other holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or January 31, 2013 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$3	$(96)
Foreign Exchange Contracts	594	(1,183)
Interest Rate Contracts	531	(717)

Total	$1,128	$(1,996)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2013, these securities were valued at $36,035 or 7% of net assets.

3	CLO after the name of a security stands for Collateralized Loan Obligations.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2013.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	At January 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $164,858 or 32% of net assets.

a	Rounds to less than $1,000.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value. Amounts with zero values will be determinable at a future date.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of -3.6%)

TREASURY DEBT—14.0%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bills
$5,000	0.018%—02/07/2013	$5,000
5,000	0.065%—04/04/2013	4,999
6,100	0.086%—03/28/2013	6,099
2,500	0.115%—02/28/2013	2,500

TOTAL TREASURY DEBT (Cost $18,598)		18,598

GOVERNMENT AGENCY DEBT—89.6%
	Federal Home Loan Bank Discount Notes
4,500	0.050%—02/05/2013	4,500
4,109	0.065%—02/06/2013	4,109
9,700	0.086%—02/01/2013	9,700
1,800	0.090%—05/03/2013	1,800
6,900	0.091%—03/15/2013	6,899
6,000	0.106%—04/03/2013	5,999
6,114	0.108%—03/06/2013	6,113
2,020	0.110%—03/05/2013	2,020
2,250	0.120%—05/21/2013	2,249
3,500	0.130%—02/20/2013	3,500
3,200	0.142%—02/22/2013	3,200
1,700	0.150%—03/01/2013	1,700

		51,789

	Federal Home Loan Mortgage Corp. Discount Notes
$2,700	0.075%—04/29/2013	$2,699
5,400	0.095%—04/15/2013	5,399
5,000	0.100%—04/22/2013	4,999
5,329	0.126%—02/27/2013	5,328
5,000	0.140%—02/19/2013	5,000
4,500	0.145%—02/11/2013	4,500
4,500	0.160%—04/24/2013	4,499

		32,424

	Federal National Mortgage Association Discount Notes
5,000	0.070%—04/10/2013	4,999
2,700	0.085%—04/24/2013	2,700
5,900	0.090%—02/13/2013-03/27/2013	5,900
3,500	0.095%—04/03/2013	3,499
5,850	0.112%—03/07/2013	5,849
3,500	0.135%—02/06/2013	3,500
4,000	0.140%—03/04/2013	4,000
4,000	0.150%—03/20/2013	3,999

		34,446

TOTAL GOVERNMENT AGENCY DEBT (Cost $118,659)		118,659

TOTAL INVESTMENTS—103.6% (Cost $137,257)[1]		137,257

CASH AND OTHER ASSETS, LESS LIABILITIES—(3.6)%		(4,728)

TOTAL NET ASSETS—100.0%		$132,529

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

At the end of the period January 31, 2013, Harbor High-Yield Bond Fund had $7,900 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to the accounting for repurchase agreements and similar agreements that entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. Effective November 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (a “sale-buyback”) as financing transactions, and as a result, the Funds may have recorded interest expense. These transactions were previously accounted for as purchases and sales.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended January 31, 2013 was $43,766 at a weighted average interest rate of (0.053)% for the Harbor Bond Fund and $64,646 at a weighted average interest rate of 0.300% for the Harbor Real Return Fund.

Short Sales

During the period, Harbor Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Straddle Options

A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2013 for Harbor Bond Fund and Harbor Real Return Fund is $646,985 and $700, respectively.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Real Return Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. ASU 2011-11 will require additional disclosures about the amounts reported on the financial statements to reflect the effect or potential effect of netting arrangements on the Funds’ financial position. ASU 2011-11 will become effective for interim or annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2013 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund	$127,853	$6,070	$(476)	$5,594
Harbor Emerging Markets Debt Fund	18,959	535	(176)	359
Harbor High-Yield Bond Fund	2,262,334	129,546	(1,090)	128,456
Harbor Bond Fund	8,774,464	383,706	(36,229)	347,477
Harbor Real Return Fund	558,780	22,841	(1,051)	21,790
Harbor Money Market Fund	137,257	—	—	—

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.FI.0113

Quarterly Schedule of Portfolio Holdings

January 31, 2013

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—20.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—10.9%
7,314	Harbor Capital Appreciation Fund	$322
21,171	Harbor Mid Cap Growth Fund	209
13,064	Harbor Small Cap Growth Fund	167
51,475	Harbor Large Cap Value Fund	483
22,669	Harbor Mid Cap Value Fund	313
10,550	Harbor Small Cap Value Fund	251

		1,745

HARBOR INTERNATIONAL EQUITY FUNDS—9.1%
12,316	Harbor International Fund	788
28,180	Harbor International Growth Fund	338
26,951	Harbor Global Value Fund	172
9,199	Harbor Global Growth Fund	172

		1,470

TOTAL HARBOR EQUITY FUNDS (Cost $2,733)		3,215

HARBOR FIXED INCOME FUNDS—75.0%

Shares		Value (000s)
146,427	Harbor High-Yield Bond Fund	$1,639
572,239	Harbor Bond Fund	7,124
295,946	Harbor Real Return Fund	3,288

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,890)		12,051

SHORT-TERM INVESTMENTS—5.0%
(Cost $803)
803,456	Harbor Money Market Fund	803

TOTAL INVESTMENTS—100.0% (Cost $15,426)		16,069

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,069

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—22.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—11.9%
1,349	Harbor Capital Appreciation Fund	$59
3,903	Harbor Mid Cap Growth Fund	38
2,408	Harbor Small Cap Growth Fund	31
9,488	Harbor Large Cap Value Fund	89
4,179	Harbor Mid Cap Value Fund	58
1,945	Harbor Small Cap Value Fund	46

		321

HARBOR INTERNATIONAL EQUITY FUNDS—10.1%
2,270	Harbor International Fund	145
5,194	Harbor International Growth Fund	62
4,967	Harbor Global Value Fund	32
1,695	Harbor Global Growth Fund	32

		271

TOTAL HARBOR EQUITY FUNDS (Cost $521)		592

HARBOR STRATEGIC MARKETS FUNDS—0.4%
(Cost $11)
1,478	Harbor Commodity Real Return Strategy Fund	11

HARBOR FIXED INCOME FUNDS—72.6%

Shares		Value (000s)
24,789	Harbor High-Yield Bond Fund	$277
93,151	Harbor Bond Fund	1,160
46,581	Harbor Real Return Fund	518

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,944)		1,955

SHORT-TERM INVESTMENTS—5.0%
(Cost $135)
134,629	Harbor Money Market Fund	135

TOTAL INVESTMENTS—100.0% (Cost $2,611)		2,693

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,693

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—31.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—16.8%
7,785	Harbor Capital Appreciation Fund	$342
22,503	Harbor Mid Cap Growth Fund	222
13,933	Harbor Small Cap Growth Fund	179
54,821	Harbor Large Cap Value Fund	514
24,147	Harbor Mid Cap Value Fund	334
11,188	Harbor Small Cap Value Fund	266

		1,857

HARBOR INTERNATIONAL EQUITY FUNDS—14.2%
13,086	Harbor International Fund	837
30,028	Harbor International Growth Fund	360
28,637	Harbor Global Value Fund	183
9,799	Harbor Global Growth Fund	183

		1,563

TOTAL HARBOR EQUITY FUNDS (Cost $2,972)		3,420

HARBOR STRATEGIC MARKETS FUNDS—2.2%
(Cost $245)
33,402	Harbor Commodity Real Return Strategy Fund	243

HARBOR FIXED INCOME FUNDS—62.8%

Shares		Value (000s)
109,460	Harbor High-Yield Bond Fund	$1,225
336,527	Harbor Bond Fund	4,190
137,163	Harbor Real Return Fund	1,524

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,889)		6,939

SHORT-TERM INVESTMENTS—4.0%
(Cost $442)
442,014	Harbor Money Market Fund	442

TOTAL INVESTMENTS—100.0% (Cost $10,548)		11,044

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$11,044

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—36.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—19.5%
24,114	Harbor Capital Appreciation Fund	$1,060
69,744	Harbor Mid Cap Growth Fund	688
43,252	Harbor Small Cap Growth Fund	554
169,862	Harbor Large Cap Value Fund	1,593
74,758	Harbor Mid Cap Value Fund	1,034
34,737	Harbor Small Cap Value Fund	826

		5,755

HARBOR INTERNATIONAL EQUITY FUNDS—16.5%
40,614	Harbor International Fund	2,597
93,054	Harbor International Growth Fund	1,115
88,780	Harbor Global Value Fund	568
30,339	Harbor Global Growth Fund	569

		4,849

TOTAL HARBOR EQUITY FUNDS (Cost $9,165)		10,604

HARBOR STRATEGIC MARKETS FUNDS—3.2%
(Cost $974)
Shares		Value (000s)
130,959	Harbor Commodity Real Return Strategy Fund	$955

HARBOR FIXED INCOME FUNDS—60.8%
336,276	Harbor High-Yield Bond Fund	3,763
868,791	Harbor Bond Fund	10,816
301,064	Harbor Real Return Fund	3,345

TOTAL HARBOR FIXED INCOME FUNDS (Cost $17,829)		17,924

TOTAL INVESTMENTS—100.0% (Cost $27,968)		29,483

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$29,483

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—42.3%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—23.1%
7,349	Harbor Capital Appreciation Fund	$323
21,410	Harbor Mid Cap Growth Fund	211
13,570	Harbor Small Cap Growth Fund	174
52,999	Harbor Large Cap Value Fund	497
23,369	Harbor Mid Cap Value Fund	323
10,749	Harbor Small Cap Value Fund	256

		1,784

HARBOR INTERNATIONAL EQUITY FUNDS—19.2%
12,446	Harbor International Fund	796
28,430	Harbor International Growth Fund	341
27,227	Harbor Global Value Fund	174
9,376	Harbor Global Growth Fund	176

		1,487

TOTAL HARBOR EQUITY FUNDS (Cost $2,860)		3,271

HARBOR STRATEGIC MARKETS FUNDS—4.2%
(Cost $329)
Shares		Value (000s)
44,911	Harbor Commodity Real Return Strategy Fund	$327

HARBOR FIXED INCOME FUNDS—53.5%
89,489	Harbor High-Yield Bond Fund	1,001
200,798	Harbor Bond Fund	2,500
57,661	Harbor Real Return Fund	641

TOTAL HARBOR FIXED INCOME FUNDS (Cost $4,115)		4,142

TOTAL INVESTMENTS—100.0% (Cost $7,304)		7,740

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$7,740

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—52.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—28.2%
28,113	Harbor Capital Appreciation Fund	$1,236
81,862	Harbor Mid Cap Growth Fund	808
50,594	Harbor Small Cap Growth Fund	648
199,066	Harbor Large Cap Value Fund	1,867
87,667	Harbor Mid Cap Value Fund	1,212
40,819	Harbor Small Cap Value Fund	970

		6,741

HARBOR INTERNATIONAL EQUITY FUNDS—23.8%
47,593	Harbor International Fund	3,044
108,977	Harbor International Growth Fund	1,305
104,139	Harbor Global Value Fund	666
35,556	Harbor Global Growth Fund	667

		5,682

TOTAL HARBOR EQUITY FUNDS (Cost $10,409)		12,423

HARBOR STRATEGIC MARKETS FUNDS—5.0%
(Cost $1,203)
Shares		Value (000s)
164,030	Harbor Commodity Real Return Strategy Fund	$1,196

HARBOR FIXED INCOME FUNDS—43.0%
246,553	Harbor High-Yield Bond Fund	2,759
511,649	Harbor Bond Fund	6,370
103,482	Harbor Real Return Fund	1,150

TOTAL HARBOR FIXED INCOME FUNDS (Cost $10,165)		10,279

TOTAL INVESTMENTS—100.0% (Cost $21,777)		23,898

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$23,898

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—62.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—33.6%
4,888	Harbor Capital Appreciation Fund	$215
14,141	Harbor Mid Cap Growth Fund	140
8,725	Harbor Small Cap Growth Fund	112
34,377	Harbor Large Cap Value Fund	322
15,140	Harbor Mid Cap Value Fund	209
7,047	Harbor Small Cap Value Fund	167

		1,165

HARBOR INTERNATIONAL EQUITY FUNDS—28.4%
8,224	Harbor International Fund	526
18,816	Harbor International Growth Fund	226
17,992	Harbor Global Value Fund	115
6,141	Harbor Global Growth Fund	115

		982

TOTAL HARBOR EQUITY FUNDS (Cost $1,887)		2,147

HARBOR STRATEGIC MARKETS FUNDS—4.8%
(Cost $167)
Shares		Value (000s)
22,796	Harbor Commodity Real Return Strategy Fund	$166

HARBOR FIXED INCOME FUNDS—33.2%
31,616	Harbor High-Yield Bond Fund	354
56,938	Harbor Bond Fund	709
7,789	Harbor Real Return Fund	86

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,140)		1,149

TOTAL INVESTMENTS—100.0% (Cost $3,194)		3,462

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,462

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—72.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—39.1%
27,820	Harbor Capital Appreciation Fund	$1,223
80,762	Harbor Mid Cap Growth Fund	797
50,225	Harbor Small Cap Growth Fund	643
195,983	Harbor Large Cap Value Fund	1,838
86,306	Harbor Mid Cap Value Fund	1,194
40,363	Harbor Small Cap Value Fund	959

		6,654

HARBOR INTERNATIONAL EQUITY FUNDS—32.9%
46,757	Harbor International Fund	2,990
107,485	Harbor International Growth Fund	1,288
102,619	Harbor Global Value Fund	657
35,047	Harbor Global Growth Fund	657

		5,592

TOTAL HARBOR EQUITY FUNDS (Cost $10,301)		12,246

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $695)
Shares		Value (000s)
93,357	Harbor Commodity Real Return Strategy Fund	$681

HARBOR FIXED INCOME FUNDS—24.0%
129,934	Harbor High-Yield Bond Fund	1,454
197,009	Harbor Bond Fund	2,453
15,953	Harbor Real Return Fund	177

TOTAL HARBOR FIXED INCOME FUNDS (Cost $4,021)		4,084

TOTAL INVESTMENTS—100.0% (Cost $15,017)		17,011

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$17,011

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—82.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—44.6%
4,170	Harbor Capital Appreciation Fund	$183
12,072	Harbor Mid Cap Growth Fund	119
7,540	Harbor Small Cap Growth Fund	97
29,463	Harbor Large Cap Value Fund	276
12,985	Harbor Mid Cap Value Fund	180
6,020	Harbor Small Cap Value Fund	143

		998

HARBOR INTERNATIONAL EQUITY FUNDS—37.4%
7,021	Harbor International Fund	449
16,062	Harbor International Growth Fund	193
15,360	Harbor Global Value Fund	98
5,247	Harbor Global Growth Fund	98

		838

TOTAL HARBOR EQUITY FUNDS (Cost $1,644)		1,836

HARBOR STRATEGIC MARKETS FUNDS—3.8%
(Cost $86)
Shares		Value (000s)
11,657	Harbor Commodity Real Return Strategy Fund	$85

HARBOR FIXED INCOME FUNDS—14.2%
11,331	Harbor High-Yield Bond Fund	127
15,278	Harbor Bond Fund	190

TOTAL HARBOR FIXED INCOME FUNDS (Cost $315)		317

TOTAL INVESTMENTS—100.0% (Cost $2,045)		2,238

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,238

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—48.9%
32,721	Harbor Capital Appreciation Fund	$1,438
94,830	Harbor Mid Cap Growth Fund	936
59,253	Harbor Small Cap Growth Fund	759
231,565	Harbor Large Cap Value Fund	2,172
102,239	Harbor Mid Cap Value Fund	1,414
47,319	Harbor Small Cap Value Fund	1,125

		7,844

HARBOR INTERNATIONAL EQUITY FUNDS—41.1%
55,119	Harbor International Fund	3,525
126,168	Harbor International Growth Fund	1,512
120,614	Harbor Global Value Fund	772
41,198	Harbor Global Growth Fund	772

		6,581

TOTAL HARBOR EQUITY FUNDS (Cost $11,679)		14,425

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $495)
Shares		Value (000s)
65,865	Harbor Commodity Real Return Strategy Fund	$480

HARBOR FIXED INCOME FUNDS—7.0%
39,946	Harbor High-Yield Bond Fund	447
53,892	Harbor Bond Fund	671

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,099)		1,118

TOTAL INVESTMENTS—100.0% (Cost $13,273)		16,023

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,023

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or January 31, 2013, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2013, each Fund held not more than 10% of the outstanding shares of each Underlying Fund and the Funds, in aggregate, held 46% of Harbor Global Value Fund and 16% of Harbor Global Growth Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2013 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,426	$643	$—	$643
Harbor Target Retirement 2010 Fund	2,611	82	—	82
Harbor Target Retirement 2015 Fund	10,548	498	(2)	496
Harbor Target Retirement 2020 Fund	27,968	1,580	(65)	1,515
Harbor Target Retirement 2025 Fund	7,304	439	(3)	436
Harbor Target Retirement 2030 Fund	21,777	2,132	(11)	2,121
Harbor Target Retirement 2035 Fund	3,194	269	(1)	268
Harbor Target Retirement 2040 Fund	15,017	2,025	(31)	1,994
Harbor Target Retirement 2045 Fund	2,045	197	(4)	193
Harbor Target Retirement 2050 Fund	13,273	2,804	(54)	2,750

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.TR.0113

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 28th day of March, 2013 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser - Chairman, President and
Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 28, 2013

By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 28, 2013